Portfolio of Investments
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 12.2%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACC Trust(a)
Series 2018-1 Class A
12/21/2020	3.700%	107,323	107,377
AIG CLO Ltd.(a),(b)
Series 2019-2A Class A
3-month USD LIBOR + 1.360% Floor 1.360% 10/25/2032	0.000%	10,500,000	10,499,790
Allegro CLO VII Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 1.100% Floor 1.100% 06/13/2031	3.101%	7,500,000	7,421,467
American Credit Acceptance Receivables Trust(a)
Series 2019-4 Class C
12/12/2025	2.690%	3,060,000	3,062,721
AmeriCredit Automobile Receivables Trust
Series 2017-1 Class B
02/18/2022	2.300%	730,000	730,201
Series 2017-1 Class D
01/18/2023	3.130%	1,755,000	1,773,339
Series 2019-2 Class B
07/18/2024	2.540%	6,060,000	6,096,613
Series 2019-3 Class C
07/18/2025	2.320%	1,650,000	1,654,402
Subordinated Series 2019-3 Class D
09/18/2025	2.580%	1,450,000	1,453,736
Subordinated, Series 2016-3 Class C
04/08/2022	2.240%	6,430,000	6,434,509
Subordinated, Series 2019-1 Class D
03/18/2025	3.620%	2,250,000	2,325,479
Anchorage Capital CLO 11 Ltd.(a),(b)
Series 2019-11A Class A
3-month USD LIBOR + 1.390% Floor 1.390% 07/22/2032	3.534%	11,000,000	10,999,505
Anchorage Capital CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.250% 10/13/2030	3.251%	5,250,000	5,219,398
Series 2015-6A Class AR
3-month USD LIBOR + 1.270% 07/15/2030	3.271%	11,500,000	11,477,230
Applebee’s Funding LLC/IHOP Funding LLC(a)
Series 2019-1A Class A2I
06/07/2049	4.194%	1,050,000	1,065,495
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-1A Class AII
06/07/2049	4.723%	500,000	517,232
ArrowMark Colorado Holdings(a),(b)
Series 2017-6A Class A1
3-month USD LIBOR + 1.280% 07/15/2029	3.281%	2,250,000	2,241,119
Atlas Senior Loan Fund Ltd.(a),(b)
Series 2017-8A Class A
3-month USD LIBOR + 1.300% 01/16/2030	3.301%	5,250,000	5,244,304
Atlas Senior Loan Fund V Ltd.(a),(b)
Series 2014-1A Class AR2
3-month USD LIBOR + 1.260% 07/16/2029	3.261%	13,750,000	13,702,232
Atrium XII(a),(b)
Series 2012A Class AR
3-month USD LIBOR + 0.830% 04/22/2027	2.783%	16,975,000	16,951,574
Atrium XIII(a),(b)
Series 2013A Class A1
3-month USD LIBOR + 1.180% Floor 1.180% 11/21/2030	3.114%	2,500,000	2,500,725
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2015-1A Class A
07/20/2021	2.500%	2,300,000	2,302,646
Series 2016-1A Class A
06/20/2022	2.990%	2,800,000	2,829,121
Series 2016-2A Class A
11/20/2022	2.720%	6,700,000	6,753,019
Series 2017-2A Class A
03/20/2024	2.970%	750,000	765,323
Series 2019-2A Class A
09/22/2025	3.350%	2,175,000	2,259,533
Ballyrock CLO Ltd.(a),(b)
Series 2019-2A Class A1A
3-month USD LIBOR + 1.250% Floor 1.250% 11/20/2030	3.500%	4,500,000	4,499,496
Barings CLO Ltd.(a),(b)
Series 2018-3A Class A1
3-month USD LIBOR + 0.950% 07/20/2029	2.916%	3,000,000	2,988,015
Benefit Street Partners CLO XVIII Ltd.(a),(b)
Series 2019-18A Class A
3-month USD LIBOR + 1.340% 10/15/2032	3.249%	5,500,000	5,499,907
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	1

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Betony CLO 2 Ltd.(a),(b)
Series 2018-1A Class A1
3-month USD LIBOR + 1.080% 04/30/2031	3.016%	3,000,000	2,971,152
BlueMountain CLO Ltd.(a),(b)
Series 2016-2A Class A1R
3-month USD LIBOR + 1.310% Floor 1.310% 08/20/2032	3.446%	7,000,000	6,948,557
California Republic Auto Receivables Trust
Series 2017-1 Class A4
06/15/2022	2.280%	3,156,355	3,158,772
Capital Auto Receivables Asset Trust(a)
Series 2017-1 Class A3
08/20/2021	2.020%	373,104	373,083
Carbone CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.140% 01/20/2031	3.106%	2,231,000	2,217,302
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2013-3A Class A1AR
3-month USD LIBOR + 1.100% Floor 1.100% 10/15/2030	3.101%	4,000,000	3,975,440
Series 2014-1A Class A1R2
3-month USD LIBOR + 0.970% Floor 0.970% 04/17/2031	2.972%	7,000,000	6,923,322
Series 2014-3RA Class A1A
3-month USD LIBOR + 1.050% 07/27/2031	2.986%	21,750,000	21,565,516
Carmax Auto Owner Trust
Series 2019-2 Class C
02/18/2025	3.160%	3,270,000	3,360,061
Catamaran CLO Ltd.(a),(b)
Series 2014-1A Class A1AR
3-month USD LIBOR + 1.260% 04/22/2030	3.226%	13,750,000	13,675,282
Chancelight, Inc.(a),(b)
Series 2012-2 Class A
1-month USD LIBOR + 0.730% 04/25/2039	2.438%	868,872	867,868
CIFC Funding Ltd.(a),(b)
Series 2015-1A Class ARR
3-month USD LIBOR + 1.110% Floor 1.110% 01/22/2031	3.063%	7,000,000	6,926,332
Series 2015-3A Class AR
3-month USD LIBOR + 0.870% 04/19/2029	2.836%	6,000,000	5,980,026
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-5A Class A1
3-month USD LIBOR + 1.180% 11/16/2030	3.182%	3,000,000	2,992,416
Series 2018-1A Class A
3-month USD LIBOR + 1.000% 04/18/2031	3.003%	5,000,000	4,951,875
Series 2018-2A Class A1
3-month USD LIBOR + 1.040% 04/20/2031	3.006%	12,000,000	11,906,208
CIG Auto Receivables Trust(a)
Series 2017-1A
05/15/2023	2.710%	165,730	165,955
CIT Education Loan Trust(a),(b)
Series 2007-1 Class B
3-month USD LIBOR + 0.300% Floor 0.300% 06/25/2042	2.406%	655,317	597,913
CIT Mortgage Loan Trust(a),(b)
Series 2007-1 Class 1A
1-month USD LIBOR + 1.350% Floor 1.350% 10/25/2037	3.058%	6,754,080	6,826,261
Commonbond Student Loan Trust(a)
Series 2018-CGS Class B
02/25/2046	4.250%	750,000	779,523
CPS Auto Receivables Trust(a)
Series 2018-A Class C
12/15/2023	3.050%	625,000	627,122
Subordinated, Series 2017-C Class B
07/15/2021	2.300%	169	169
Credit Acceptance Auto Loan Trust(a)
Series 2017-1A Class A
10/15/2025	2.560%	77,118	77,113
Series 2018-2A Class A
05/17/2027	3.470%	515,000	521,940
Series 2019-3A Class A
11/15/2028	2.380%	3,925,000	3,924,395
DB Master Finance LLC(a)
Series 2017-1A Class A2II
11/20/2047	4.030%	1,225,000	1,266,442
Series 2019-1A Class A23
05/20/2049	4.352%	1,194,000	1,257,444
Series 2019-1A Class A2II
05/20/2049	4.021%	646,750	661,670
Diamond Resorts Owner Trust(a)
Series 2018-1 Class A
01/21/2031	3.700%	2,608,850	2,655,440

2	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Domino’s Pizza Master Issuer LLC(a)
Series 2017-1A Class A2II
07/25/2047	3.082%	1,078,000	1,078,830
Series 2018-1A Class A2I
07/25/2048	4.116%	1,481,250	1,536,204
Drive Auto Receivables Trust
Series 2019-3 Class B
02/15/2024	2.650%	4,010,000	4,024,274
Driven Brands Funding LLC(a)
Series 2019-1A Class A2
04/20/2049	4.641%	1,786,500	1,863,104
Dryden 33 Senior Loan Fund(a),(b)
Series 2014-33A Class AR2
3-month USD LIBOR + 1.230% Floor 1.230% 04/15/2029	3.231%	5,000,000	4,992,635
Dryden 49 Senior Loan Fund(a),(b)
Series 2017-49A Class A
3-month USD LIBOR + 1.210% 07/18/2030	3.213%	3,150,000	3,151,008
Dryden 75 CLO Ltd.(a),(b)
Series 2019-75A Class AR
3-month USD LIBOR + 1.200% Floor 1.200% 07/15/2030	3.201%	4,000,000	3,993,528
Dryden CLO Ltd.(a),(b)
Series 2018-71A Class A
3-month USD LIBOR + 1.150% Floor 1.150% 01/15/2029	3.136%	5,500,000	5,500,050
DT Auto Owner Trust(a)
Series 2018-2A Class C
03/15/2024	3.670%	4,120,000	4,166,286
Series 2019-1A Class C
11/15/2024	3.610%	2,490,000	2,534,199
Series 2019-2A Class C
02/18/2025	3.180%	2,250,000	2,278,177
Earnest Student Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 1.400% Floor 1.400% 01/25/2041	3.108%	173,539	173,588
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	2.508%	4,650,000	4,593,918
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Educational Funding of the South, Inc.(b)
Series 2011-1 Class A2
3-month USD LIBOR + 0.650% Floor 0.650% 04/25/2035	2.590%	1,857,728	1,845,968
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% Floor 1.350% 03/25/2036	3.058%	2,610,485	2,634,531
Elevation CLO Ltd.(a),(b)
Series 2014-2A Class A1R
3-month USD LIBOR + 1.230% 10/15/2029	3.231%	13,000,000	12,991,043
Series 2017-7A Class A
3-month USD LIBOR + 1.220% 07/15/2030	3.221%	4,750,000	4,736,795
ELFI Graduate Loan Program LLC(a)
Series 2019-A Class A
03/25/2044	2.540%	2,978,170	2,964,941
Series 2019-A Class B
03/25/2044	2.940%	1,200,000	1,198,244
Ellington CLO II Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.700% Floor 1.700% 02/15/2029	3.610%	20,000,000	19,695,600
Exeter Automobile Receivables Trust(a)
Series 2018-1A Class B
04/15/2022	2.750%	944,380	944,948
Series 2018-2A Class B
05/16/2022	3.270%	3,461,140	3,468,176
Series 2019-2A Class B
05/15/2023	3.060%	695,000	701,147
First Investors Auto Owner Trust(a)
Series 2017-1A Class A2
03/15/2022	2.200%	645,590	645,539
Flagship Credit Auto Trust(a)
Subordinated, Series 2015-3 Class B
03/15/2022	3.680%	63,972	64,007
Subordinated, Series 2016-2
09/15/2022	3.840%	1,316,479	1,319,637
Subordinated, Series 2016-4 Class B
10/15/2021	2.410%	214,117	214,129
Subordinated, Series 2018-2 Class B
05/15/2023	3.560%	3,869,000	3,928,092
Subordinated, Series 2018-4 Class B
10/16/2023	3.880%	1,600,000	1,639,029

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	3

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Auto Owner Trust(a)
Series 2015-2 Class A
01/15/2027	2.440%	2,655,000	2,661,974
Series 2017-2 Class A
03/15/2029	2.360%	7,075,000	7,135,931
Series 2018-1 Class A
07/15/2031	3.190%	7,110,000	7,399,678
Ford Credit Floorplan Master Owner Trust
Series 2018-4 Class A
11/15/2030	4.060%	7,600,000	8,404,541
Galaxy XV CLO Ltd.(a),(b)
Series 2013-15A Class AR
3-month USD LIBOR + 1.200% 10/15/2030	3.201%	2,225,000	2,217,244
Global SC Finance II SRL(a)
Series 2014-1A Class A2
07/17/2029	3.090%	1,789,667	1,801,748
GLS Auto Receivables Issuer Trust(a)
Series 2019-2A Class A
04/17/2023	3.060%	2,337,633	2,349,690
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	1,890,000	1,892,222
Subordinated, Series 2018-3A Class B
08/15/2023	3.780%	3,705,000	3,756,180
Goal Capital Funding Trust(b)
Series 2006-1 Class B
3-month USD LIBOR + 0.450% Floor 0.450% 08/25/2042	2.360%	846,640	781,866
Greenwood Park CLO Ltd.(a),(b)
Series 2018-1A Class A2
3-month USD LIBOR + 1.010% 04/15/2031	3.011%	15,000,000	14,802,405
Henderson Receivables LLC(a)
Series 2013-3A Class A
01/17/2073	4.080%	2,004,460	2,162,703
Series 2014-2A Class A
01/17/2073	3.610%	2,487,997	2,632,895
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/2021	2.670%	1,390,000	1,394,551
Series 2016-2A Class A
03/25/2022	2.950%	6,270,000	6,321,374
Higher Education Funding I(a),(b)
Series 2014-1 Class A
3-month USD LIBOR + 1.050% Floor 1.050% 05/25/2034	2.960%	3,761,802	3,757,727
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ICG US CLO Ltd.(a),(b)
Series 2017-2A Class A1
3-month USD LIBOR + 1.280% 10/23/2029	3.214%	1,000,000	998,455
JG Wentworth XLIII LLC(a)
Series 2019-1A Class A
08/17/2071	3.820%	1,266,608	1,358,499
Kayne CLO Ltd.(a),(b),(c)
Series 2019-6A Class A1
3-month USD LIBOR + 1.380% Floor 1.380% 01/20/2033	3.500%	2,500,000	2,499,998
Series 2019-6A Class A2
3-month USD LIBOR + 1.850% 01/20/2033	0.000%	1,500,000	1,499,999
KKR CLO Ltd.(a),(b)
Series 2018 Class A
3-month USD LIBOR + 1.270% 07/18/2030	3.273%	9,000,000	8,984,781
KVK CLO Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 0.930% 05/20/2029	2.829%	17,000,000	16,935,298
LCM XIII LP(a),(b)
Series 2013A Class ARR
3-month USD LIBOR + 1.140% 07/19/2027	3.325%	5,500,000	5,486,102
LCM XXIV Ltd.(a),(b)
Series 2024A Class A
3-month USD LIBOR + 1.310% Floor 1.310% 03/20/2030	3.276%	4,750,000	4,750,461
LCM XXV Ltd.(a),(b)
Series 2025A Class A
3-month USD LIBOR + 1.210% 07/20/2030	3.176%	1,643,000	1,636,510
Lendmark Funding Trust(a)
Series 2018-1A Class A
12/21/2026	3.810%	7,200,000	7,307,045
Series 2019-1A Class A
12/20/2027	3.000%	4,000,000	4,011,916
Series 2019-2A Class A
04/20/2028	2.780%	2,000,000	1,997,930
Madison Park Funding XIX Ltd.(a),(b)
Series 2015-19A Class B1R
3-month USD LIBOR + 2.300% Floor 2.300% 01/22/2028	4.253%	3,000,000	2,995,503

4	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Madison Park Funding XXI Ltd.(a),(b)
Series 2019-21A Class A1AR
3-month USD LIBOR + 1.350% Floor 1.350% 10/15/2032	3.290%	7,000,000	6,999,965
Magnetite VII Ltd.(a),(b)
Series 2012-7A Class A1R2
3-month USD LIBOR + 0.800% 01/15/2028	2.801%	710,000	706,463
Magnetite XVII Ltd.(a),(b)
Series 2016-17A Class AR
3-month USD LIBOR + 1.100% 07/20/2031	3.066%	1,050,000	1,046,975
Mariner CLO 5 Ltd.(a),(b)
Series 2018-5A Class A
3-month USD LIBOR + 1.110% Floor 1.110% 04/25/2031	3.050%	5,500,000	5,475,520
Mariner Finance Issuance Trust(a)
Series 2017-BA Class A
12/20/2029	2.920%	6,145,000	6,157,297
Series 2019-AA Class A
07/20/2032	2.960%	1,300,000	1,304,407
Marlette Funding Trust(a)
Series 2019-3A Class B
09/17/2029	3.070%	2,050,000	2,064,457
Subordinated Series 2018-4A Class C
12/15/2028	4.910%	1,000,000	1,032,939
Subordinated, Series 2017-3A Class C
12/15/2024	4.010%	5,000,000	5,035,220
Massachusetts Educational Financing Authority
Series 2018-A Class A
05/25/2033	3.850%	4,450,596	4,548,446
Merlin Aviation Holdings DAC(a)
Series 2016-1 Class A
12/15/2032	4.500%	796,339	799,275
MidOcean Credit CLO VIII(a),(b)
Series 2018-8A Class A1
3-month USD LIBOR + 1.150% 02/20/2031	3.049%	8,000,000	7,990,408
Series 2018-8A Class B
3-month USD LIBOR + 1.650% 02/20/2031	3.549%	6,600,000	6,425,536
MidOcean Credit CLO X(a),(b)
Series 2019-10A Class A1
3-month USD LIBOR + 1.390% Floor 1.390% 10/23/2032	4.500%	19,000,000	18,997,872
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mid-State Capital Corp. Trust(a)
Series 2006-1 Class A
10/15/2040	5.787%	1,005,611	1,110,060
Mid-State Trust VII
Series 7 Class A (AMBAC)
12/15/2036	6.340%	1,073,274	1,134,002
Mill City Solar Loan Ltd.(a)
Series 2019-1A Class A
03/20/2043	4.340%	1,948,044	2,023,302
Series 2019-2GS Class A
07/20/2043	3.690%	2,059,977	2,092,219
Mosaic Solar Loan Trust(a)
Series 2019-1A Class A
12/21/2043	4.370%	2,219,482	2,324,170
Subordinated, Series 2018-2GS Class B
02/22/2044	4.740%	2,500,000	2,561,829
Mosaic Solar Loans LLC(a)
Series 2017-2A Class A
06/22/2043	3.820%	1,141,298	1,168,579
Mountain View CLO LLC(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.210% 01/16/2031	3.211%	6,500,000	6,426,595
Navient Student Loan Trust(b)
Series 2014-2 Class A
1-month USD LIBOR + 0.640% Floor 0.640% 03/25/2083	2.348%	5,321,266	5,247,348
Series 2014-3 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	2.328%	5,584,096	5,484,573
Series 2014-4 Class A
1-month USD LIBOR + 0.620% Floor 0.620% 03/25/2083	2.328%	2,485,904	2,425,154
Navient Student Loan Trust(a),(b)
Series 2017-1A Class A3
1-month USD LIBOR + 1.150% 07/26/2066	2.858%	3,530,000	3,538,905
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	2.758%	13,281,000	13,239,595
Nelnet Student Loan Trust(a),(b)
Series 2014-4A Class A2
1-month USD LIBOR + 0.950% Floor 0.950% 11/25/2048	2.658%	4,210,000	4,126,963

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	5

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-4A Class A
1-month USD LIBOR + 0.870% Floor 0.870% 09/26/2067	2.578%	5,388,088	5,391,142
Neuberger Berman CLO XVII Ltd.(a),(b)
Series 2014-17A Class CR
3-month USD LIBOR + 2.650% 04/22/2029	4.603%	2,000,000	1,968,910
Neuberger Berman CLO XVI-S Ltd.(a),(b)
Series 2017-16SA Class A
3-month USD LIBOR + 0.850% 01/15/2028	2.851%	7,000,000	6,984,362
Neuberger Berman Loan Advisers CLO 33 Ltd.(a),(b)
Series 2019-33A Class C
3-month USD LIBOR + 2.450% 10/16/2032	4.590%	2,000,000	1,991,982
NextGear Floorplan Master Owner Trust(a)
Series 2017-1A Class A2
04/18/2022	2.540%	2,990,000	2,992,820
Series 2017-2A Class A2
10/17/2022	2.560%	595,000	597,105
Series 2018-1A Class A2
02/15/2023	3.220%	2,230,000	2,257,181
OCP CLO Ltd.(a),(b)
Series 2017-13A Class A1A
3-month USD LIBOR + 1.260% 07/15/2030	3.261%	4,500,000	4,500,450
Octagon Investment Partners 25 Ltd.(a),(b)
Series 2015-1A Class AR
3-month USD LIBOR + 0.800% Floor 0.800% 10/20/2026	2.766%	5,000,000	5,000,820
Octagon Investment Partners 30 Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.320% 03/17/2030	3.286%	5,550,000	5,556,432
Octagon Investment Partners 45 Ltd.(a),(b)
Series 2019-1A Class A
3-month USD LIBOR + 1.330% Floor 1.330% 10/15/2032	3.159%	6,000,000	5,999,922
OHA Loan Funding Ltd.(a),(b),(c)
Subordinated Series 2019-1A Class A1R2
3-month USD LIBOR + 1.340% Floor 1.340% 11/15/2032	3.500%	4,500,000	4,500,000
OneMain Direct Auto Receivables Trust(a)
Series 2019-1A Class A
09/14/2027	3.630%	6,900,000	7,075,332
Subordinated, Series 2017-2A Class D
10/15/2024	3.420%	1,200,000	1,207,362
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2018-1A Class B
04/14/2025	3.710%	11,400,000	11,666,811
Subordinated, Series 2019-1A Class B
11/14/2028	3.950%	1,500,000	1,548,627
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	13,075,000	13,255,398
Subordinated, Series 2017-1A Class B
09/14/2032	2.790%	1,000,000	1,002,510
Subordinated, Series 2017-1A Class C
09/14/2032	3.350%	800,000	800,357
OZLM Funding IV Ltd.(a),(b)
Series 2013-4A
3-month USD LIBOR + 1.250% 10/22/2030	3.203%	14,000,000	13,925,324
Palmer Square CLO Ltd.(a),(b)
Series 2014-1A Class A1R2
3-month USD LIBOR + 1.130% Floor 1.130% 01/17/2031	3.132%	8,000,000	7,996,456
Series 2015-2A Class A1AR
3-month USD LIBOR + 1.270% 07/20/2030	3.236%	11,750,000	11,750,141
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2017-1A Class A1
3-month USD LIBOR + 1.220% 11/14/2029	3.129%	6,000,000	5,999,946
Planet Fitness Master Issuer LLC(a)
Series 2018-1A Class A2II
09/05/2048	4.666%	3,989,700	4,170,501
Primose Funding LLC(a)
Series 2019-1A Class A2
07/30/2049	4.475%	1,500,000	1,532,640
Santander Drive Auto Receivables Trust
Series 2019-3 Class C
10/15/2025	2.490%	850,000	853,506
Subordinated, Series 2018-2 Class D
02/15/2024	3.880%	2,060,000	2,108,740
Subordinated, Series 2018-5 Class C
12/16/2024	3.810%	4,660,000	4,731,999
Subordinated, Series 2019-2 Class C
10/15/2024	2.900%	3,320,000	3,361,695
Subordinated, Series 2019-2 Class D
07/15/2025	3.220%	1,750,000	1,784,505
Subordinated, Series 2019-3 Class D
10/15/2025	2.680%	2,200,000	2,205,379
Santander Retail Auto Lease Trust(a)
Series 2019-A Class B
05/22/2023	3.010%	1,500,000	1,522,757

6	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SCF Equipment Leasing LLC(a)
Series 2018-1A Class A2
10/20/2024	3.630%	4,340,357	4,358,441
Scholar Funding Trust(a),(b)
Series 2011-A Class A
3-month USD LIBOR + 0.900% Floor 0.900% 10/28/2043	2.836%	578,814	573,207
Shackleton VII CLO Ltd.(a),(b)
Series 2015-7RA Class A1
3-month USD LIBOR + 1.170% 07/15/2031	3.171%	10,250,000	10,172,705
Shackleton VR CLO Ltd.(a),(b)
Series 2014-5RA Class A
3-month USD LIBOR + 1.100% 05/07/2031	2.994%	11,000,000	10,833,625
Sierra Receivables Funding Co., LLC(a)
Series 2017-1A Class A
03/20/2034	2.910%	479,913	485,300
S-Jets Ltd.(a)
Series 2017-1 Class A
08/15/2042	3.970%	1,908,136	1,924,380
SLM Student Loan Trust(a),(b)
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% Floor 0.550% 10/25/2064	2.490%	5,120,000	5,009,660
SLM Student Loan Trust(b)
Series 2008-2 Class A3
3-month USD LIBOR + 0.750% 04/25/2023	2.690%	3,865,185	3,801,244
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	3.140%	1,165,000	1,094,733
Series 2008-3 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 04/26/2083	3.140%	1,165,000	1,110,414
Series 2008-4 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 04/25/2073	3.790%	1,165,000	1,145,975
Series 2008-5 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/25/2073	3.790%	4,060,000	4,017,012
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	3.040%	5,673,109	5,622,235
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2008-6 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	3.790%	1,165,000	1,137,769
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	3.790%	1,165,000	1,138,942
Series 2008-8 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2075	4.190%	1,165,000	1,161,384
Series 2008-9 Class B
3-month USD LIBOR + 2.250% Floor 2.250% 10/25/2083	4.190%	1,165,000	1,160,985
Series 2011-1 Class A2
1-month USD LIBOR + 1.150% Floor 1.150% 10/25/2034	2.858%	3,285,000	3,298,013
Series 2012-2 Class A
1-month USD LIBOR + 0.700% Floor 0.700% 01/25/2029	2.408%	6,365,900	6,220,396
Series 2012-7 Class A3
1-month USD LIBOR + 0.650% Floor 0.650% 05/26/2026	2.358%	3,105,006	3,029,114
SoFi Consumer Loan Program LLC(a)
Series 2017-3 Class B
05/25/2026	3.850%	2,800,000	2,860,094
SoFi Consumer Loan Program Trust(a)
Series 2018-2 Class A2
04/26/2027	3.350%	9,785,000	9,850,105
Series 2019-4 Class C
08/25/2028	2.840%	1,200,000	1,205,802
Series 2019-4 Class D
08/25/2028	3.480%	350,000	351,759
Subordinated, Series 2019-1 Class D
02/25/2028	4.420%	4,000,000	4,148,163
Subordinated, Series 2019-2 Class D
04/25/2028	4.200%	3,000,000	3,090,886
SoFi Professional Loan Program LLC(a)
Series 2016-B Class A2B
10/25/2032	2.740%	1,329,318	1,339,733
Series 2016-C Class A2B
12/27/2032	2.360%	908,545	910,307
Series 2017-A Class A2B
03/26/2040	2.400%	706,022	708,198

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	7

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-D Class A2FX
09/25/2040	2.650%	1,428,571	1,438,841
Series 2017-E Class A2B
11/26/2040	2.720%	205,000	207,446
Series 2018-A Class A2B
02/25/2042	2.950%	335,000	340,467
Series 2019-A Class BFX
06/15/2048	4.110%	2,500,000	2,704,934
Series 2019-C Class BFX
11/16/2048	3.050%	1,500,000	1,503,395
Subordinated, Series 2018-B Class BFX
08/25/2047	3.830%	2,700,000	2,798,075
Subordinated, Series 2019-B Class BFX
08/17/2048	3.730%	2,500,000	2,615,102
SoFi Professional Loan Program LLC(a),(b)
Series 2016-D Class A1
1-month USD LIBOR + 0.950% 01/25/2039	2.658%	183,671	184,493
Sound Point CLO II Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.070% 01/26/2031	3.006%	6,000,000	5,901,588
Sound Point CLO XVI Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.280% 07/25/2030	3.220%	6,250,000	6,187,619
Springleaf Funding Trust(a)
Series 2016-AA Class A
11/15/2029	2.900%	2,668,545	2,670,135
Series 2017-AA Class A
07/15/2030	2.680%	4,500,000	4,505,203
Subordinated, Series 2017-AA Class B
07/15/2030	3.100%	600,000	603,819
Sunrun Athena Issuer LLC(a)
Series 2018-1 Class A
04/30/2049	5.310%	1,936,556	2,108,109
Sunrun Callisto Issuer LLC(a)
Series 2019-1A Class A
06/30/2054	3.980%	1,872,383	1,913,124
Synchrony Credit Card Master Note Trust
Series 2017-2 Class A
10/15/2025	2.620%	5,400,000	5,496,539
TCW CLO Ltd.(a),(b)
Series 2019-2A Class A1A
3-month USD LIBOR + 1.340% Cap 1.340% 10/20/2032	3.239%	8,000,000	7,999,912
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Telos CLO Ltd.(a),(b)
Series 2013-4A Class AR
3-month USD LIBOR + 1.240% 01/17/2030	3.242%	13,000,000	12,937,860
Tesla Auto Lease Trust(a)
Series 2018-B Class C
10/20/2021	4.360%	1,800,000	1,849,892
THL Credit Wind River CLO Ltd.(b)
Series 2016-1A Class CR
3-month USD LIBOR + 2.100% 07/15/2028	4.101%	3,350,000	3,276,334
TIAA CLO I Ltd.(a),(b)
Series 2016-1A Class AR
3-month USD LIBOR + 1.200% 07/20/2031	3.166%	6,750,000	6,704,775
TICP CLO I Ltd.(a),(b)
Series 2015-1A Class BR
3-month USD LIBOR + 1.300% 07/20/2027	3.266%	10,000,000	9,988,090
TICP CLO IX Ltd.(a),(b)
Series 2017-9A Class A
3-month USD LIBOR + 1.140% 01/20/2031	3.106%	10,000,000	9,971,530
Trinitas CLO VII Ltd.(a),(b)
Series 2017-7A Class B
3-month USD LIBOR + 1.600% 01/25/2031	3.540%	9,000,000	8,858,655
Voya CLO Ltd.(a),(b)
Series 2013-1A Class A1AR
3-month USD LIBOR + 1.210% 10/15/2030	3.211%	7,500,000	7,499,970
Series 2016-1A Class A1R
3-month USD LIBOR + 1.070% Floor 1.007% 01/20/2031	3.036%	10,000,000	9,948,080
Wachovia Student Loan Trust(a),(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.170% Floor 0.170% 04/25/2040	2.110%	8,368,275	8,044,655
Wellfleet CLO Ltd.(a),(b)
Series 2018-1A Class SUB
3-month USD LIBOR + 1.100% Floor 1.100% 07/17/2031	3.102%	17,000,000	16,797,564
Wendy’s Funding LLC(a)
Series 2018-1A Class A2II
03/15/2048	3.884%	982,500	1,009,755
Series 2019-1A Class A2I
06/15/2049	3.783%	3,441,375	3,537,455

8	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(a)
Series 2019-1A Class B
10/17/2022	3.260%	4,525,000	4,568,388
Subordinated Series 2019-3A Class B
10/15/2024	2.410%	1,395,000	1,394,992
Subordinated, Series 2019-2A Class B
07/15/2024	2.620%	6,300,000	6,323,622
World Financial Network Credit Card Master Trust
Series 2015-B Class A
06/17/2024	2.550%	5,030,000	5,046,566
York CLO-6 Ltd.(a),(b)
Series 2019-1A Class A1
3-month USD LIBOR + 1.350% 07/22/2032	3.516%	7,000,000	6,991,922
Zais CLO 7 Ltd.(a),(b)
Series 2017-2A Class A
3-month USD LIBOR + 1.290% 04/15/2030	3.291%	4,000,000	3,948,880
Zais CLO 8 Ltd.(a),(b)
Series 2018-1A Class A
3-month USD LIBOR + 0.950% 04/15/2029	2.951%	5,500,000	5,449,725
Zais CLO 9 Ltd.(a),(b)
Series 2018-2A Class A
3-month USD LIBOR + 1.200% 07/20/2031	3.166%	13,000,000	12,789,322
Total Asset-Backed Securities — Non-Agency (Cost $1,038,897,736)			1,041,949,560

Commercial Mortgage-Backed Securities - Agency 2.7%

Federal Home Loan Mortgage Corp.
01/01/2027	3.275%	2,917,849	3,123,219
08/01/2031	3.513%	2,745,925	2,942,860
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(e)
CMO Series K028 Class X1
02/25/2023	0.398%	119,456,297	887,907
CMO Series K055 Class X1
03/25/2026	1.499%	2,132,130	155,505
CMO Series K057 Class X1
07/25/2026	1.325%	2,501,525	162,084
CMO Series K059 Class X1
09/25/2026	0.435%	7,343,652	136,867
CMO Series K060 Class X1
10/25/2026	0.197%	26,602,534	163,225
CMO Series K152 Class X1
01/25/2031	1.102%	4,255,211	342,282
CMO Series K718 Class X1
01/25/2022	0.729%	21,600,048	224,813
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K069 Class X1
09/25/2027	0.492%	38,736,060	1,031,828
Series K091 Class X1
03/25/2029	0.704%	39,978,353	1,882,329
Series K095 Class X1
06/25/2029	1.083%	53,310,284	4,128,162
Series K728 Class X1
08/25/2024	0.531%	288,661,789	4,811,530
Series K729 Class X1
10/25/2024	0.491%	181,986,726	2,744,032
Series K735 Class X1
05/25/2026	1.103%	13,595,757	745,763
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
Series K056 Class A2
05/25/2026	2.525%	6,137,000	6,297,117
Series K074 Class A2
01/25/2028	3.600%	8,660,000	9,467,634
Series K155 Class A3
04/25/2033	3.750%	6,935,000	7,815,861
Series KJ18 Class A1
03/25/2022	2.455%	1,806,784	1,817,127
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d)
Series K157 Class A3
08/25/2033	3.990%	6,145,000	7,099,811
Series K158 Class A3
10/25/2033	3.900%	4,385,000	5,017,373
Federal National Mortgage Association
04/01/2027	3.320%	3,771,000	4,041,579
03/01/2028	3.690%	4,090,474	4,471,127
05/01/2028	2.780%	2,098,734	2,181,667
05/01/2028	3.010%	3,054,711	3,197,172
11/01/2028	2.810%	1,736,000	1,812,066
02/01/2029	4.140%	6,403,144	7,287,155
06/01/2029	3.210%	10,500,000	11,255,694
08/01/2029	3.245%	10,733,220	11,516,390
09/01/2029	3.180%	14,365,000	15,361,593
10/01/2029	3.200%	8,457,062	9,049,867
11/01/2029	3.100%	7,940,000	8,492,273
12/01/2029	3.090%	2,957,026	3,159,193
02/01/2030	3.370%	11,864,319	12,873,889
06/01/2030	3.710%	6,650,000	7,392,172
11/01/2030	3.820%	9,109,000	10,253,435
11/01/2031	2.770%	5,222,379	5,435,954
11/01/2031	3.400%	1,500,000	1,585,907
10/01/2032	3.180%	5,992,599	6,423,419
01/01/2037	3.610%	4,448,106	4,878,864
11/01/2037	3.210%	7,112,039	7,589,118
Federal National Mortgage Association(d)
Series 2013-M6 Class 1AC
02/25/2043	3.651%	4,673,607	4,978,273

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	9

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d),(e)
CMO Series 2011-38 Class IO
04/16/2053	0.118%	8,422,103	162,227
CMO Series 2013-162 Class IO
09/16/2046	0.632%	67,930,917	1,676,155
CMO Series 2014-134 Class IA
01/16/2055	0.564%	22,873,534	464,911
CMO Series 2015-101 Class IO
03/16/2052	0.823%	15,678,609	781,630
CMO Series 2015-114
03/15/2057	0.904%	4,032,383	214,735
CMO Series 2015-120 Class IO
03/16/2057	0.844%	17,204,421	903,673
CMO Series 2015-125 Class IB
01/16/2055	1.286%	58,799,516	3,146,733
CMO Series 2015-125 Class IO
07/16/2055	0.789%	43,790,927	1,845,726
CMO Series 2015-146 Class IC
07/16/2055	0.843%	37,894,324	1,647,846
CMO Series 2015-171 Class IO
11/16/2055	0.838%	11,062,685	570,353
CMO Series 2015-174 Class IO
11/16/2055	0.938%	51,724,245	2,573,292
CMO Series 2015-21 Class IO
07/16/2056	0.926%	12,342,069	640,523
CMO Series 2015-29 Class EI
09/16/2049	0.750%	29,835,274	1,342,238
CMO Series 2015-41 Class IO
09/16/2056	0.592%	5,172,810	213,845
CMO Series 2015-6 Class IO
02/16/2051	0.719%	14,478,353	653,142
CMO Series 2015-70 Class IO
12/16/2049	1.029%	20,715,331	1,226,996
CMO Series 2016-39 Class IO
01/16/2056	0.827%	7,098,204	373,613
Series 2014-101 Class IO
04/16/2056	0.815%	45,566,722	2,122,830
Series 2016-152 Class IO
08/15/2058	0.876%	20,461,927	1,399,412
Series 2017-168 Class IO
12/16/2059	0.657%	34,036,557	1,939,406
Series 2018-110 Class IA
11/16/2059	0.737%	50,074,598	2,893,581
Series 2018-2 Class IO
12/16/2059	0.786%	17,159,199	1,141,085
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(b)
CMO Series 2013-H08 Class FA
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 10.550% 03/20/2063	2.347%	575,785	574,051
Government National Mortgage Association(f),(g)
CMO Series 2019-H17
03/20/2069	3.000%	2,000,000	2,073,125
Government National Mortgage Association(d)
Series 2003-88 Class Z
03/16/2046	4.496%	684,851	719,023
Total Commercial Mortgage-Backed Securities - Agency (Cost $228,320,385)			235,534,287

Commercial Mortgage-Backed Securities - Non-Agency 7.6%

1211 Avenue of the Americas Trust(a)
Series 2015-1211 Class A1A2
08/10/2035	3.901%	2,130,000	2,294,947
Banc of America Merrill Lynch Commercial Mortgage, Inc.(d),(e)
Series 2019-BN18 Class XA
05/15/2062	1.051%	60,501,462	4,278,790
BANK(d),(e)
Series 2017-BNK8 Class XA
11/15/2050	0.879%	32,470,524	1,612,356
BANK
Series 2019-BN17 Class A4
04/15/2052	3.714%	2,260,000	2,466,791
Series 2019-BN22 Class A4
11/15/2062	2.978%	1,310,000	1,352,167
Subordinated Series 2019-BN21 Class A5
10/17/2052	2.851%	3,250,000	3,316,059
BANK(a)
Subordinated, Series 2017-BNK6 Class D
07/15/2060	3.100%	2,380,000	2,183,237
BBCMS Mortgage Trust(a)
Series 2013-TYSN Class A2
09/05/2032	3.756%	2,000,000	2,015,339
Subordinated, Series 2016-ETC Class A
08/14/2036	2.937%	13,500,000	13,668,962
Subordinated, Series 2016-ETC Class B
08/14/2036	3.189%	900,000	903,226
Subordinated, Series 2016-ETC Class C
08/14/2036	3.391%	770,000	772,895
BBCMS Mortgage Trust(a),(d)
Series 2016-ETC Class D
08/14/2036	3.729%	2,790,000	2,795,893
BBCMS Mortgage Trust(d),(e)
Series 2018-C2 Class XA
12/15/2051	0.937%	61,853,977	3,640,632

10	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BB-UBS Trust(a)
Series 2012-TFT Class A
06/05/2030	2.892%	6,260,000	6,258,244
Benchmark Mortgage Trust
Series 2018-B2 Class A4
02/15/2051	3.615%	27,000,000	29,059,449
Series 2018-B8 Class A5
01/15/2052	4.232%	3,500,000	3,949,625
Series 2019-B11 Class A5
05/15/2052	3.542%	2,320,000	2,498,702
Series 2019-B13 Class A4
08/15/2057	2.952%	2,750,000	2,832,157
Series 2019-B14 Class A5
12/15/2061	3.049%	2,350,000	2,440,093
Benchmark Mortgage Trust(d),(e)
Series 2019-B10 Class XA
03/15/2062	1.394%	30,072,383	2,728,924
Benchmark Mortgage Trust(d)
Subordinated, Series 2018-B8 Class C
01/15/2052	5.037%	3,000,000	3,322,489
BX Commercial Mortgage Trust(a),(b)
Series 2019-XL Class G
1-month USD LIBOR + 2.300% Floor 2.300% 10/15/2036	4.300%	7,340,000	7,340,013
Series 2019-XL Class J
1-month USD LIBOR + 2.650% Floor 2.650% 10/15/2036	4.650%	7,340,000	7,340,009
BX Trust(a),(b),(c)
Series 2019-CALM Class E
1-month USD LIBOR + 2.000% Floor 2.000% 11/25/2028	3.750%	3,500,000	3,502,183
BXP Trust(a),(d)
Subordinated, Series 2017-GM Class D
06/13/2039	3.539%	2,500,000	2,554,096
CALI Mortgage Trust(a)
Series 2019-101C Class A
03/10/2039	3.957%	2,380,000	2,638,328
Cantor Commercial Real Estate Lending
Series 2019-CF2 Class A5
11/15/2052	2.874%	2,100,000	2,143,414
Cantor Commercial Real Estate Lending(d)
Series 2019-CF2 Class XA
11/15/2052	1.376%	47,239,883	4,389,813
CD Mortgage Trust
Series 2016-CD1 Class A3
08/10/2049	2.459%	17,000,000	17,052,011
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2017-CD6 Class A3
11/13/2050	3.104%	10,000,000	10,305,015
Series 2017-CD6 Class A4
11/13/2050	3.190%	20,000,000	20,918,998
CD Mortgage Trust(d),(e)
Series 2019-CD8 Class XA
08/15/2057	1.555%	69,443,609	7,789,573
CFCRE Commercial Mortgage Trust
Series 2016-C4 Class A4
05/10/2058	3.283%	5,900,000	6,167,586
CFCRE Commercial Mortgage Trust(d),(e)
Series 2016-C4 Class XA
05/10/2058	1.872%	62,979,969	5,391,747
CGDB Commercial Mortgage Trust(a),(b)
Series 2019-MOB Class E
1-month USD LIBOR + 2.000% Floor 2.000% 11/15/2036	3.850%	3,790,000	3,789,994
Citigroup Commercial Mortgage Trust
Series 2015-GC35 Class A3
11/10/2048	3.549%	10,000,000	10,565,247
Series 2016-GC37 Class A4
04/10/2049	3.314%	8,000,000	8,423,413
Series 2019-GC43 Class A3
11/10/2052	2.782%	10,000,000	10,115,975
Series 2019-GC43 Class A4
11/10/2052	3.038%	2,050,000	2,123,715
Citigroup Commercial Mortgage Trust(a)
Subordinated, Series 2016-C2 Class E
08/10/2049	4.594%	2,420,000	2,134,859
Citigroup Commercial Mortgage Trust(d)
Subordinated, Series 2016-P5 Class C
10/10/2049	4.464%	2,610,000	2,753,349
Citigroup Commercial Mortgage Trust(a),(d)
Subordinated, Series 2018-C6 Class D
11/10/2051	5.236%	1,240,000	1,303,940
CityLine Commercial Mortgage Trust(a),(d)
Subordinated, Series 2016-CLNE Class B
11/10/2031	2.871%	3,600,000	3,630,339
Subordinated, Series 2016-CLNE Class C
11/10/2031	2.871%	1,350,000	1,347,372
COMM Mortgage Trust(a)
Series 2013-CR7 Class AM
03/10/2046	3.314%	4,250,000	4,370,139
COMM Mortgage Trust
Series 2013-CR8 Class A4
06/10/2046	3.334%	1,436,463	1,484,942
Series 2018-COR3 Class A3
05/10/2051	4.228%	3,870,000	4,326,751

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	11

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Pass-Through Certificates(a)
Series 2012-LTRT Class A2
10/05/2030	3.400%	3,793,000	3,851,116
Commercial Mortgage Trust
Series 2013-CR13 Class A3
11/12/2046	3.928%	2,651,784	2,816,629
Series 2014-UBS2 Class A5
03/10/2047	3.961%	1,165,000	1,237,877
Series 2014-UBS4 Class A5
08/10/2047	3.694%	5,000,000	5,281,463
Series 2014-UBS6 Class A4
12/10/2047	3.378%	3,605,000	3,764,811
Series 2015-CR26 Class A4
10/10/2048	3.630%	1,600,000	1,704,055
Series 2015-DC1 Class A5
02/10/2048	3.350%	18,924,000	19,788,093
Series 2015-LC19 Class A4
02/10/2048	3.183%	835,000	868,848
Series 2015-PC1 Class A5
07/10/2050	3.902%	2,755,000	2,956,738
Series 2016-COR1 Class A3
10/10/2049	2.826%	8,500,000	8,680,960
Series 2016-DC2 Class A5
02/10/2049	3.765%	4,832,000	5,182,688
Commercial Mortgage Trust(d)
Series 2013-CR9 Class A4
07/10/2045	4.373%	2,427,625	2,582,149
Commercial Mortgage Trust(a),(d)
Series 2016-667M Class C
10/10/2036	3.285%	6,770,000	6,879,197
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	2,115,000	2,234,364
CoreVest American Finance Trust(a)
Series 2017-1 Class A
10/15/2049	2.968%	1,638,187	1,656,647
Credit Suisse Mortgage Capital Certificates(a),(b)
Series 2019-ICE4 Class F
1-month USD LIBOR + 2.650% Floor 2.650% 05/15/2036	4.415%	3,530,000	3,538,828
Credit Suisse Mortgage Capital Trust(a)
Series 2014-USA Class A2
09/15/2037	3.953%	13,780,000	14,632,372
CSAIL Commercial Mortgage Trust(d)
Series 2017-CX9 Class A5
09/15/2050	3.446%	3,270,000	3,468,127
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, Series 2017-C8 Class C
06/15/2050	4.464%	3,960,000	4,137,042
CSAIL Commercial Mortgage Trust
Series 2018-CX11 Class A5
04/15/2051	4.033%	5,940,000	6,539,307
Series 2019-C15 Class A4
03/15/2052	4.053%	2,324,000	2,580,525
CSAIL Commercial Mortgage Trust(c)
Series 2019-C18 Class A4
12/15/2052	2.968%	3,345,000	3,425,400
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class E
1-month USD LIBOR + 1.700% Floor 1.700% 05/15/2035	3.465%	2,784,417	2,782,542
Series 2018-BIOD Class F
1-month USD LIBOR + 2.000% Floor 2.000% 05/15/2035	3.765%	10,952,039	11,013,376
DBJPM Mortgage Trust(a)
Series 2016-SFC Class A
08/10/2036	2.833%	3,000,000	3,051,707
DBUBS Mortgage Trust(a)
Series 2017-BRBK Class A
10/10/2034	3.452%	2,800,000	2,951,781
DBUBS Mortgage Trust(a),(d)
Subordinated, Series 2011-LC2A Class E
07/10/2044	5.714%	1,900,000	1,927,324
DBWF Mortgage Trust(a),(d)
Series 2016-85T Class D
12/10/2036	3.935%	2,000,000	2,060,882
Series 2016-85T Class E
12/10/2036	3.935%	2,000,000	1,992,288
Fontainebleau Miami Beach Trust(a),(c)
Series 2019-FBLU Class F
12/10/2036	4.095%	2,890,000	2,846,507
GS Mortgage Securities Trust
Series 2016-GS2 Class A3
05/10/2049	2.791%	4,500,000	4,612,434
Series 2017-GS7 Class A3
08/10/2050	3.167%	10,000,000	10,484,146
Series 2017-GS8 Class A3
11/10/2050	3.205%	20,000,000	20,933,326
Series 2019-GC38 Class A4
02/10/2052	3.968%	1,780,000	1,979,131
Series 2019-GSA1 Class A4
11/10/2052	3.048%	3,240,000	3,345,262

12	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GS Mortgage Securities Trust(a),(d)
Subordinated, Series 2019-GC40 Class DBD
07/10/2052	3.668%	4,090,000	4,098,780
Subordinated, Series 2019-GC40 Class DBE
07/10/2052	3.668%	3,132,000	3,068,472
Hudson Yards Mortgage Trust(a)
Series 2019-30HY Class A
07/10/2039	3.228%	2,160,000	2,272,282
Hudsons Bay Simon JV Trust(a)
Series 2015-HB10 Class A10
08/05/2034	4.155%	1,820,000	1,899,773
Series 2015-HB7 Class A7
08/05/2034	3.914%	2,520,000	2,571,849
IMT Trust(a)
Series 2017-APTS Class AFX
06/15/2034	3.478%	5,410,000	5,653,208
Irvine Core Office Trust(a)
Series 2013-IRV Class A1
05/15/2048	2.068%	980,049	977,192
JPMBB Commercial Mortgage Securities Trust
Series 2013-C14 Class A4
08/15/2046	4.133%	3,430,000	3,652,278
Series 2014-C26 Class A3
01/15/2048	3.231%	360,000	374,597
JPMBB Commercial Mortgage Securities Trust(a),(d)
Series 2013-C17 Class F
01/15/2047	3.867%	1,840,000	1,612,602
JPMBB Commercial Mortgage Securities Trust(a)
Subordinated, Series 2014-C26 Class E
01/15/2048	4.000%	2,480,000	2,133,771
JPMCC Commercial Mortgage Securities Trust
Series 2019-COR4 Class A5
03/10/2052	4.029%	3,870,000	4,299,322
JPMDB Commercial Mortgage Securities Trust
Series 2016-C4 Class A2
12/15/2049	2.882%	8,500,000	8,752,856
Series 2019-COR6 Class A4
11/13/2052	3.057%	6,110,000	6,316,791
Subordinated Series 2019-COR6 Class A3
11/13/2052	2.795%	7,500,000	7,588,690
JPMDB Commercial Mortgage Securities Trust(d)
Subordinated, Series 2016-C4 Class C
12/15/2049	3.219%	1,436,000	1,395,749
JPMorgan Chase Commercial Mortgage Securities Trust(a),(d)
Series 2011-C5 Class E
08/15/2046	4.000%	1,611,000	1,580,114
Series 2016-NINE Class A
10/06/2038	2.949%	3,235,000	3,316,513
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2013-C13 Class A4
01/15/2046	3.991%	4,254,882	4,487,268
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	2,110,000	2,237,432
JPMorgan Chase Commercial Mortgage Securities Trust(d)
Subordinated, Series 2014-C20 Class B
07/15/2047	4.399%	2,000,000	2,117,043
Ladder Capital Commercial Mortgage(a)
Series 2017-LC26 Class A4
07/12/2050	3.551%	4,500,000	4,750,852
LSTAR Commercial Mortgage Trust(a),(d)
Series 2015-3 Class D
04/20/2048	3.296%	2,000,000	1,937,538
LSTAR Commercial Mortgage Trust(a)
Series 2017-5 Class A4
03/10/2050	3.390%	800,000	830,934
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C12 Class A4
10/15/2046	4.259%	1,885,000	2,015,844
Series 2015-C21 Class A3
03/15/2048	3.077%	525,000	540,054
Series 2016-C29 Class ASB
05/15/2049	3.140%	1,000,000	1,029,629
Morgan Stanley Bank of America Merrill Lynch Trust(a),(d)
Subordinated, Series 2013-C13 Class E
11/15/2046	5.071%	1,000,000	939,472
Subordinated, Series 2014-C14 Class D
02/15/2047	5.099%	2,890,600	2,962,001
Morgan Stanley Bank of America Merrill Lynch Trust(a)
Subordinated, Series 2014-C18 Class D
10/15/2047	3.389%	5,670,000	5,380,355
Morgan Stanley Bank of America Merrill Lynch Trust(d)
Subordinated, Series 2017-C34 Class C
11/15/2052	4.325%	2,840,000	2,986,831
Morgan Stanley Capital I Trust
Series 2016-UB11 Class A3
08/15/2049	2.531%	8,500,000	8,585,030
Series 2019-H6 Class A4
06/15/2052	3.417%	2,324,000	2,473,157
Series 2019-L3 Class A4
11/15/2029	3.127%	5,505,000	5,729,500
Morgan Stanley Capital I Trust(a),(d)
Subordinated, Series 2016-BNK2 Class E
11/15/2049	4.036%	1,870,000	1,542,946
Morgan Stanley Capital I Trust(d)
Subordinated, Series 2017-HR2 Class C
12/15/2050	4.367%	2,750,000	2,924,585

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	13

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Prima Capital CRE Securitization Ltd.(a)
Series 2019-RK1 Class BD
04/15/2038	3.500%	5,180,000	5,126,189
Series 2019-RK1 Class DD
04/15/2038	3.500%	240,000	230,638
Subordinated, Series 2019-RK1 Class CD
04/15/2038	3.500%	4,040,000	3,943,339
RBS Commercial Funding, Inc., Trust(a),(d)
Series 2013-GSP Class A
01/15/2032	3.961%	2,420,000	2,550,959
SG Commercial Mortgage Securities Trust
Series 2016-C5 Class A4
10/10/2048	3.055%	5,120,000	5,292,830
Starwood Retail Property Trust(a),(b)
Series 2014-STAR Class A
1-month USD LIBOR + 1.220% Floor 1.220% 11/15/2027	3.236%	2,455,924	2,451,290
UBS Commercial Mortgage Trust
Series 2018-C10 Class A3
05/15/2051	4.048%	5,500,000	6,103,968
Series 2018-C8 Class A3
02/15/2051	3.720%	27,000,000	29,250,647
Series 2019-C17 Class A4
10/15/2052	2.921%	2,190,000	2,236,386
UBS-Barclays Commercial Mortgage Trust
Series 2012-C4 Class A5
12/10/2045	2.850%	2,583,582	2,627,601
Series 2013-C5 Class A4
03/10/2046	3.185%	2,740,000	2,813,283
Series 2013-C6 Class A4
04/10/2046	3.244%	1,935,000	1,992,469
UBS-Barclays Commercial Mortgage Trust(a),(d)
Subordinated, Series 2013-C5 Class C
03/10/2046	4.211%	5,000,000	5,098,166
Wells Fargo Commercial Mortgage Trust
Series 2015-LC20 Class A4
04/15/2050	2.925%	1,965,000	2,015,604
Series 2018-C44 Class A5
05/15/2051	4.212%	2,700,000	3,020,352
Series 2018-C45 Class A3
06/15/2051	3.920%	20,000,000	21,936,638
Wells Fargo Commercial Mortgage Trust(a),(b)
Subordinated, Series 2018-BXI Class F
1-month USD LIBOR + 2.457% Floor 2.457% 12/15/2036	4.222%	5,371,811	5,395,555
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WF-RBS Commercial Mortgage Trust
Series 2013-C18 Class A2
12/15/2046	3.027%	8,973	8,991
Series 2014-C24 Class A3
11/15/2047	3.428%	802,031	820,479
WF-RBS Commercial Mortgage Trust(a),(d)
Subordinated, Series 2014-LC14 Class D
03/15/2047	4.586%	4,350,000	4,267,777
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $631,901,681)			648,300,211

Commercial Paper 0.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Automotive 0.1%
Ford Motor Credit Co. LLC(a)
10/08/2020	3.070%	6,000,000	5,845,794
Total Commercial Paper (Cost $5,838,283)			5,845,794

Common Stocks 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Prairie Provident Resources, Inc.(g),(h)	1,728	52
Total Energy		52
Total Common Stocks (Cost $7,496)		52

Corporate Bonds & Notes 30.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
Airbus Finance BV(a)
04/17/2023	2.700%	1,548,000	1,573,315
Bombardier, Inc.(a)
12/01/2021	8.750%	130,000	140,908
12/01/2024	7.500%	2,850,000	2,925,664
03/15/2025	7.500%	3,275,000	3,320,153
04/15/2027	7.875%	2,575,000	2,584,657
Embraer Netherlands Finance BV
06/15/2025	5.050%	1,380,000	1,511,244
Northrop Grumman Corp.
10/15/2047	4.030%	435,000	487,254

14	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Textron, Inc.
03/01/2024	4.300%	690,000	738,156
03/01/2025	3.875%	300,000	317,729
TransDigm, Inc.
05/15/2025	6.500%	175,000	182,051
Total			13,781,131
Agencies 0.0%
Israel Government AID Bond(i)
03/15/2022	0.000%	1,645,000	1,566,482
11/15/2025	0.000%	1,600,000	1,402,752
Total			2,969,234
Airlines 0.4%
American Airlines Pass-Through Trust
01/15/2023	4.950%	516,473	539,387
Series 2015-2 Class B
09/22/2023	4.400%	2,282,291	2,338,052
Series 2016-1 Class B
01/15/2024	5.250%	44,578	47,184
Series 2016-2 Class AA
06/15/2028	3.200%	973,470	999,366
Series 2016-3 Class B
10/15/2025	3.750%	411,616	416,972
Series 2017-1 Class B
02/15/2025	4.950%	276,237	290,630
Series 2019-1 Class B
02/15/2028	3.850%	250,000	254,566
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	2,501,465	2,636,928
10/29/2024	4.000%	1,748,523	1,841,317
Delta Air Lines Pass-Through Trust
01/02/2023	6.718%	2,480,101	2,614,568
Delta Air Lines, Inc.
04/19/2023	3.800%	1,750,000	1,804,715
10/28/2024	2.900%	7,115,000	7,046,272
10/28/2029	3.750%	750,000	740,630
JetBlue Pass-Through Trust
05/15/2032	2.750%	890,000	903,676
Southwest Airlines Co.
11/16/2027	3.450%	533,000	562,334
U.S. Airways Pass-Through Trust
10/01/2024	5.900%	468,017	519,446
06/03/2025	4.625%	2,752,474	2,965,312
United Airlines, Inc. Pass-Through Trust
09/03/2022	4.625%	490,022	502,685
Series 2016-1 Class AA
07/07/2028	3.100%	6,404,383	6,480,972
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2016-1 Class B
01/07/2026	3.650%	166,462	168,409
Series 2016-2 Class B
04/07/2027	3.650%	277,616	276,987
Total			33,950,408
Apartment REIT 0.0%
ERP Operating LP
02/15/2030	2.500%	624,000	619,404
Essex Portfolio LP
05/01/2023	3.250%	514,000	527,598
01/15/2030	3.000%	1,235,000	1,251,787
Total			2,398,789
Automotive 1.5%
Adient Global Holdings Ltd.(a)
08/15/2026	4.875%	2,700,000	2,300,225
American Axle & Manufacturing, Inc.
03/15/2026	6.250%	2,250,000	2,258,262
04/01/2027	6.500%	900,000	909,000
American Honda Finance Corp.
10/10/2023	3.625%	2,375,000	2,506,886
09/10/2024	2.150%	6,235,000	6,238,380
BMW US Capital LLC(a),(b)
3-month USD LIBOR + 0.410% 04/12/2021	2.411%	1,030,000	1,031,473
BMW US Capital LLC(a)
04/12/2021	3.100%	1,370,000	1,390,537
04/12/2023	3.450%	1,623,000	1,684,017
Cooper-Standard Automotive, Inc.(a)
11/15/2026	5.625%	2,225,000	1,908,946
Daimler Finance North America LLC(a)
03/02/2020	2.250%	1,500,000	1,500,516
05/04/2020	3.100%	2,135,000	2,143,700
02/12/2021	2.300%	1,126,000	1,127,946
05/04/2021	3.350%	3,555,000	3,612,995
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.900% 02/15/2022	2.810%	2,000,000	2,013,252
Dana Financing Luxembourg Sarl(a)
06/01/2026	6.500%	10,000	10,600
Dana Holding Corp.
12/15/2024	5.500%	790,000	812,875
Delphi Technologies PLC(a)
10/01/2025	5.000%	126,000	110,368
Ford Motor Co.
02/01/2029	6.375%	740,000	786,808
01/15/2043	4.750%	1,250,000	1,091,113
12/08/2046	5.291%	500,000	467,711

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	15

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Motor Credit Co. LLC
01/15/2020	8.125%	800,000	804,770
06/12/2020	2.425%	4,535,000	4,528,273
11/02/2020	2.343%	6,990,000	6,969,196
08/02/2021	5.875%	2,505,000	2,622,681
10/12/2021	3.813%	1,605,000	1,628,995
01/07/2022	5.596%	3,900,000	4,099,418
03/28/2022	3.339%	503,000	505,637
08/03/2022	2.979%	3,995,000	3,981,522
09/20/2022	4.250%	1,100,000	1,129,178
11/01/2022	3.350%	6,065,000	6,093,073
01/09/2024	3.810%	2,585,000	2,592,205
09/08/2024	3.664%	894,000	885,966
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.880% 10/12/2021	2.881%	3,610,000	3,569,328
3-month USD LIBOR + 1.270% 03/28/2022	3.374%	1,000,000	991,920
3-month USD LIBOR + 1.080% 08/03/2022	2.982%	880,000	864,581
General Motors Co.
04/01/2025	4.000%	1,060,000	1,102,825
10/02/2043	6.250%	1,925,000	2,139,635
General Motors Financial Co., Inc.
07/13/2020	3.200%	1,200,000	1,206,205
04/09/2021	3.550%	7,235,000	7,345,938
09/25/2021	4.375%	2,000,000	2,068,483
03/01/2026	5.250%	2,345,000	2,559,676
General Motors Financial Co., Inc.(b)
3-month USD LIBOR + 0.850% 04/09/2021	2.862%	3,690,000	3,691,287
Harley-Davidson Financial Services, Inc.(a)
02/04/2022	4.050%	535,000	552,361
02/15/2023	3.350%	3,935,000	4,024,076
Hyundai Capital America(a)
03/19/2020	2.600%	680,000	680,177
09/18/2020	2.750%	6,291,000	6,303,779
11/02/2026	3.500%	5,415,000	5,460,603
IHO Verwaltungs GmbH(a),(j)
09/15/2026	4.750%	2,925,000	2,976,662
Magna International, Inc.
06/15/2024	3.625%	1,100,000	1,155,792
Toyota Motor Credit Corp.
04/13/2021	2.950%	1,107,000	1,123,775
Volkswagen Group of America Finance LLC(a)
05/22/2020	2.400%	640,000	640,674
11/13/2020	3.875%	2,125,000	2,159,227
11/12/2021	4.000%	2,965,000	3,065,327
09/26/2026	3.200%	1,785,000	1,822,375
Total			125,251,230
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banking 7.2%
American Express Co.
08/03/2023	3.700%	1,195,000	1,256,265
Banco Santander SA(a)
11/09/2022	4.125%	150,000	156,115
Banco Santander SA
02/23/2023	3.125%	800,000	815,945
04/12/2023	3.848%	2,000,000	2,083,639
Banco Santander SA(b)
3-month USD LIBOR + 1.120% 04/12/2023	3.121%	1,400,000	1,409,712
Bank of America Corp.
10/19/2020	2.625%	1,600,000	1,609,559
01/11/2023	3.300%	2,000,000	2,066,850
01/22/2024	4.125%	3,000,000	3,217,788
Subordinated
01/22/2025	4.000%	795,000	845,651
04/21/2025	3.950%	2,500,000	2,655,239
03/03/2026	4.450%	2,000,000	2,192,932
Bank of America Corp.(k)
07/21/2021	2.369%	2,470,000	2,473,561
12/20/2023	3.004%	1,294,000	1,321,390
03/05/2024	3.550%	4,318,000	4,483,592
03/05/2029	3.970%	1,687,000	1,833,096
07/23/2029	4.271%	3,000,000	3,334,471
04/23/2040	4.078%	4,725,000	5,342,008
03/15/2050	4.330%	4,062,000	4,881,969
Junior Subordinated
12/31/2049	6.100%	5,000,000	5,561,444
Bank of Ireland Group PLC(a)
11/25/2023	4.500%	3,780,000	4,003,916
Bank of Montreal
08/27/2021	1.900%	5,400,000	5,394,741
Bank of Montreal(k)
Subordinated
12/15/2032	3.803%	1,068,000	1,110,206
Bank of New York Mellon Corp. (The)
01/29/2023	2.950%	995,000	1,023,160
08/16/2023	2.200%	3,185,000	3,201,849
Bank of Nova Scotia (The)
04/20/2021	3.125%	2,016,000	2,049,295
Subordinated
12/16/2025	4.500%	1,500,000	1,638,859
Banque Federative du Credit Mutuel SA(a)
07/20/2023	3.750%	3,185,000	3,344,220
11/21/2024	2.375%	5,255,000	5,244,471

16	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Barclays PLC
01/10/2023	3.684%	4,045,000	4,134,146
03/16/2025	3.650%	270,000	278,696
01/10/2047	4.950%	1,350,000	1,556,691
Barclays PLC(k)
02/15/2023	4.610%	4,300,000	4,481,025
05/07/2025	3.932%	4,002,000	4,167,430
05/16/2029	4.972%	600,000	673,159
06/20/2030	5.088%	785,000	856,690
BB&T Corp.
06/20/2022	3.050%	6,825,000	6,986,160
08/01/2024	2.500%	2,450,000	2,473,066
BB&T Corp.(k)
12/31/2049	4.800%	4,700,000	4,807,686
BNP Paribas SA(a)
03/01/2023	3.500%	895,000	926,219
08/14/2028	4.400%	345,000	383,151
BNP Paribas SA(a),(k)
11/19/2025	2.819%	10,100,000	10,151,767
BNZ International Funding Ltd.(a)
02/21/2020	2.400%	4,325,000	4,328,734
BPCE SA(a)
01/11/2028	3.250%	460,000	479,290
10/01/2029	2.700%	2,350,000	2,341,765
Subordinated
10/22/2023	5.700%	545,000	602,344
07/11/2024	4.625%	4,200,000	4,504,694
07/21/2024	5.150%	3,578,000	3,920,389
Canadian Imperial Bank of Commerce(k)
07/22/2023	2.606%	2,317,000	2,336,628
Canadian Imperial Bank of Commerce
04/02/2024	3.100%	283,000	291,727
Capital One Financial Corp.
05/12/2020	2.500%	1,915,000	1,918,476
04/30/2021	3.450%	10,575,000	10,763,298
03/09/2027	3.750%	1,145,000	1,213,082
Capital One NA
01/31/2020	2.350%	2,430,000	2,430,501
07/23/2021	2.950%	1,050,000	1,063,948
09/06/2022	2.150%	1,705,000	1,702,332
Citibank NA
05/01/2020	3.050%	4,800,000	4,817,005
07/23/2021	3.400%	995,000	1,016,532
Citibank NA(k)
05/20/2022	2.844%	4,700,000	4,749,144
Citigroup, Inc.
08/09/2020	5.375%	5,000,000	5,114,124
03/30/2021	2.700%	4,340,000	4,376,051
05/01/2026	3.400%	1,300,000	1,364,577
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
06/10/2025	4.400%	4,250,000	4,591,177
09/13/2025	5.500%	1,500,000	1,713,922
05/18/2046	4.750%	2,910,000	3,471,282
Citigroup, Inc.(k)
01/24/2023	3.142%	4,155,000	4,233,488
07/24/2023	2.876%	4,564,000	4,631,774
12/31/2049	5.000%	1,100,000	1,136,317
Junior Subordinated
12/31/2049	5.950%	5,000,000	5,441,462
Comerica Bank
07/23/2024	2.500%	3,995,000	4,046,811
Comerica, Inc.
07/31/2023	3.700%	2,250,000	2,367,929
Subordinated
07/22/2026	3.800%	900,000	948,650
Commonwealth Bank of Australia(a)
Subordinated
09/12/2039	3.743%	435,000	432,632
Cooperatieve Rabobank UA
01/10/2023	2.750%	4,580,000	4,663,791
12/01/2023	4.625%	600,000	646,865
Subordinated
11/09/2022	3.950%	424,000	441,822
08/04/2025	4.375%	1,506,000	1,634,830
Credit Agricole SA(a)
07/01/2021	2.375%	817,000	821,055
04/24/2023	3.750%	5,105,000	5,326,949
Credit Suisse AG(a)
Subordinated
08/08/2023	6.500%	1,030,000	1,147,648
Credit Suisse Group AG(a),(k)
12/14/2023	2.997%	4,500,000	4,563,419
01/12/2029	3.869%	638,000	680,159
Credit Suisse Group Funding Guernsey Ltd.
06/09/2023	3.800%	4,890,000	5,111,929
Danske Bank A/S(a)
03/02/2020	2.200%	1,845,000	1,844,715
09/12/2023	3.875%	3,995,000	4,146,333
Danske Bank A/S(a),(k)
12/20/2025	3.244%	380,000	383,563
Deutsche Bank AG
01/22/2021	3.150%	2,705,000	2,709,332
05/12/2021	3.375%	1,988,000	2,001,443
02/14/2022	5.000%	6,300,000	6,548,930
Deutsche Bank AG(k)
11/26/2025	3.961%	6,155,000	6,195,099
Discover Bank
08/08/2023	4.200%	4,000,000	4,255,855

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	17

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Discover Financial Services
04/27/2022	5.200%	2,697,000	2,879,739
11/21/2022	3.850%	1,000,000	1,045,621
DNB Bank ASA(a),(c)
12/02/2022	2.150%	8,335,000	8,330,391
Fifth Third Bancorp
06/15/2022	2.600%	1,595,000	1,612,158
Global Bank Corp.(a)
10/20/2021	4.500%	400,000	410,148
Goldman Sachs Group, Inc. (The)
06/15/2020	6.000%	2,030,000	2,072,874
01/24/2022	5.750%	3,800,000	4,081,040
01/23/2025	3.500%	4,375,000	4,567,064
01/26/2027	3.850%	2,855,000	3,039,509
Subordinated
10/21/2025	4.250%	3,644,000	3,925,455
05/22/2045	5.150%	2,410,000	2,967,256
Goldman Sachs Group, Inc. (The)(k)
10/31/2022	2.876%	3,005,000	3,039,127
09/29/2025	3.272%	2,885,000	2,978,656
04/23/2029	3.814%	2,795,000	2,985,302
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 0.750% 02/23/2023	2.660%	2,152,000	2,163,022
Junior Subordinated
3-month USD LIBOR + 3.884% 12/31/2049	5.785%	1,341,000	1,348,475
HSBC Holdings PLC(b)
3-month USD LIBOR + 0.600% 05/18/2021	2.504%	4,415,000	4,419,718
HSBC Holdings PLC(k)
03/11/2025	3.803%	1,140,000	1,190,586
03/13/2028	4.041%	1,150,000	1,222,162
05/22/2030	3.973%	1,243,000	1,327,720
Junior Subordinated
12/31/2049	6.000%	877,000	929,043
Subordinated
11/07/2025	2.633%	550,000	547,884
HSBC Holdings PLC
03/08/2026	4.300%	2,500,000	2,713,536
ING Groep NV
04/09/2024	3.550%	1,512,000	1,577,000
ING Groep NV(a)
01/06/2026	4.625%	2,200,000	2,439,844
JPMorgan Chase & Co.
10/15/2020	4.250%	2,000,000	2,039,825
01/24/2022	4.500%	1,000,000	1,050,913
07/15/2025	3.900%	4,000,000	4,307,699
10/01/2026	2.950%	1,180,000	1,218,554
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated
05/01/2023	3.375%	1,000,000	1,037,199
09/10/2024	3.875%	8,940,000	9,508,270
JPMorgan Chase & Co.(k)
06/18/2022	3.514%	6,090,000	6,217,992
04/01/2023	3.207%	4,190,000	4,286,826
04/23/2024	3.559%	8,541,000	8,897,169
07/23/2024	3.797%	675,000	710,271
01/23/2029	3.509%	3,570,000	3,784,307
04/23/2029	4.005%	3,180,000	3,484,652
12/05/2029	4.452%	1,127,000	1,277,967
05/06/2030	3.702%	973,000	1,046,173
10/15/2030	2.739%	470,000	468,931
11/15/2048	3.964%	2,475,000	2,799,319
01/23/2049	3.897%	1,500,000	1,682,418
12/31/2049	5.000%	2,572,000	2,674,650
Junior Subordinated
12/31/2049	5.300%	5,905,000	5,982,917
12/31/2049	6.100%	5,000,000	5,462,675
JPMorgan Chase Bank NA(k)
04/26/2021	3.086%	2,750,000	2,760,773
Lloyds Bank PLC
08/14/2022	2.250%	2,185,000	2,190,294
Lloyds Banking Group PLC(k)
03/17/2023	2.858%	3,370,000	3,401,119
11/07/2023	2.907%	4,473,000	4,525,155
Lloyds Banking Group PLC
08/16/2023	4.050%	6,195,000	6,535,654
03/22/2028	4.375%	1,975,000	2,165,099
Subordinated
11/04/2024	4.500%	5,560,000	5,908,282
Mitsubishi UFJ Financial Group, Inc.
07/26/2023	3.761%	2,968,000	3,118,802
07/18/2039	3.751%	1,255,000	1,365,333
Mizuho Financial Group, Inc.(k)
09/11/2024	3.922%	2,668,000	2,803,120
09/13/2030	2.869%	6,100,000	6,096,531
Morgan Stanley
10/23/2024	3.700%	5,500,000	5,830,505
07/23/2025	4.000%	1,725,000	1,866,905
01/27/2026	3.875%	3,665,000	3,951,372
Subordinated
11/24/2025	5.000%	4,950,000	5,569,128
Morgan Stanley(k)
07/22/2028	3.591%	7,245,000	7,678,934
01/24/2029	3.772%	4,315,000	4,628,820
01/23/2030	4.431%	2,885,000	3,253,560
04/22/2039	4.457%	310,000	363,101

18	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley(b)
Junior Subordinated
3-month USD LIBOR + 3.610% 12/31/2049	5.611%	5,000,000	5,032,715
National Australia Bank Ltd.
11/04/2021	3.700%	5,655,000	5,833,954
National Australia Bank Ltd.(a),(k)
Subordinated
08/02/2034	3.933%	925,000	947,916
Nationwide Building Society(a),(k)
04/26/2023	3.622%	1,540,000	1,579,623
03/08/2024	3.766%	1,000,000	1,032,556
08/01/2024	4.363%	4,595,000	4,853,109
07/18/2030	3.960%	870,000	931,233
NatWest Markets PLC(a)
09/29/2022	3.625%	6,225,000	6,431,467
Northern Trust Corp.(k)
Junior Subordinated
05/08/2032	3.375%	2,005,000	2,062,341
PNC Bank NA
04/29/2021	2.150%	2,050,000	2,055,138
PNC Financial Services Group, Inc. (The)
07/23/2026	2.600%	3,010,000	3,051,447
Royal Bank of Canada
10/05/2023	3.700%	2,698,000	2,847,764
11/01/2024	2.250%	10,333,000	10,313,018
Royal Bank of Scotland Group PLC
09/12/2023	3.875%	3,000,000	3,123,921
Royal Bank of Scotland Group PLC(k)
03/22/2025	4.269%	656,000	692,176
Santander Holdings USA, Inc.
06/07/2024	3.500%	2,650,000	2,718,228
Santander Holdings USA, Inc.(a)
10/05/2026	3.244%	3,920,000	3,930,165
Santander UK Group Holdings PLC
08/05/2021	2.875%	3,675,000	3,709,774
Santander UK Group Holdings PLC(a)
Subordinated
09/15/2025	4.750%	4,777,000	5,099,591
Santander UK PLC
01/05/2021	2.500%	1,790,000	1,796,545
06/01/2021	3.400%	507,000	516,733
06/18/2024	2.875%	4,250,000	4,319,454
Santander UK PLC(b)
3-month USD LIBOR + 0.620% 06/01/2021	2.527%	3,415,000	3,425,225
Societe Generale SA(a)
03/28/2024	3.875%	5,055,000	5,287,603
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Standard Chartered PLC(a),(k)
05/21/2025	3.785%	3,340,000	3,463,441
State Street Corp.(k)
11/01/2034	3.031%	746,000	751,170
Sumitomo Mitsui Financial Group, Inc.
10/19/2021	2.442%	515,000	518,643
07/12/2022	2.784%	1,720,000	1,746,709
09/27/2024	2.448%	745,000	745,088
Svenska Handelsbanken AB
09/07/2021	1.875%	6,215,000	6,205,536
Toronto-Dominion Bank (The)
07/19/2023	3.500%	3,868,000	4,071,877
03/11/2024	3.250%	2,000,000	2,090,222
06/12/2024	2.650%	1,632,000	1,666,508
U.S. Bancorp(k)
Junior Subordinated
12/31/2049	5.300%	2,980,000	3,276,652
UBS Group Funding Switzerland AG(a)
05/23/2023	3.491%	5,580,000	5,738,383
UniCredit SpA(a)
04/12/2022	3.750%	3,125,000	3,191,776
Wells Fargo & Co.
01/24/2024	3.750%	2,500,000	2,636,943
04/22/2026	3.000%	1,700,000	1,747,934
12/07/2046	4.750%	609,000	737,087
Subordinated
08/15/2023	4.125%	4,000,000	4,234,889
Wells Fargo & Co.(k)
10/30/2025	2.406%	1,260,000	1,256,761
10/30/2030	2.879%	8,658,000	8,703,797
Wells Fargo Bank NA
10/22/2021	3.625%	2,996,000	3,081,466
Wells Fargo Bank NA(k)
09/09/2022	2.082%	6,755,000	6,742,540
Westpac Banking Corp.
01/11/2022	2.800%	1,961,000	1,992,093
02/19/2025	2.350%	620,000	618,876
Total			614,476,282
Brokerage/Asset Managers/Exchanges 0.1%
Brookfield Finance, Inc.
06/02/2026	4.250%	1,000,000	1,086,629
Charles Schwab Corp. (The)
03/10/2025	3.000%	1,560,000	1,619,122
01/25/2028	3.200%	2,000,000	2,099,790
05/22/2029	3.250%	630,000	663,459
Jefferies Group LLC
01/20/2043	6.500%	600,000	708,657

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	19

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nuveen Finance LLC(a)
11/01/2024	4.125%	1,050,000	1,132,754
Raymond James Financial, Inc.
07/15/2046	4.950%	1,745,000	2,091,368
Stifel Financial Corp.
12/01/2020	3.500%	980,000	990,739
07/18/2024	4.250%	750,000	795,587
Total			11,188,105
Building Materials 0.1%
Standard Industries, Inc.(a)
10/15/2025	6.000%	1,853,000	1,940,626
02/15/2027	5.000%	1,000,000	1,038,495
Stanley Black & Decker, Inc.
11/01/2022	2.900%	1,335,000	1,370,619
Summit Materials LLC/Finance Corp.(a)
06/01/2025	5.125%	1,035,000	1,058,605
U.S. Concrete, Inc.
06/01/2024	6.375%	2,925,000	3,048,976
Vulcan Materials Co.
06/15/2047	4.500%	2,610,000	2,888,699
Total			11,346,020
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.
09/30/2022	5.250%	4,050,000	4,108,223
CCO Holdings LLC/Capital Corp.(a)
05/01/2025	5.375%	225,000	233,168
06/01/2029	5.375%	964,000	1,032,851
Charter Communications Operating LLC/Capital
07/23/2022	4.464%	2,065,000	2,166,138
07/23/2025	4.908%	988,000	1,083,558
10/23/2035	6.384%	1,775,000	2,223,043
10/23/2045	6.484%	4,170,000	5,167,801
03/01/2050	4.800%	1,605,000	1,675,171
Comcast Corp.
10/01/2021	3.450%	2,283,000	2,346,917
10/15/2025	3.950%	3,212,000	3,503,337
10/15/2028	4.150%	4,695,000	5,288,407
02/01/2030	2.650%	1,365,000	1,373,562
03/01/2048	4.000%	2,000,000	2,235,853
11/01/2049	3.999%	2,000,000	2,238,286
02/01/2050	3.450%	1,900,000	1,953,541
Cox Communications, Inc.(a)
12/15/2022	3.250%	500,000	514,154
08/15/2024	3.150%	2,265,000	2,332,785
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSC Holdings LLC(a)
05/15/2026	5.500%	2,584,000	2,732,474
02/01/2028	5.375%	1,193,000	1,262,683
04/01/2028	7.500%	300,000	338,866
01/15/2030	5.750%	2,250,000	2,374,695
DISH DBS Corp.
05/01/2020	5.125%	1,400,000	1,412,438
11/15/2024	5.875%	745,000	744,270
07/01/2026	7.750%	3,489,000	3,617,891
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	832,000	689,318
07/15/2025	9.750%	3,783,000	3,199,573
NBCUniversal Media LLC
01/15/2023	2.875%	720,000	739,663
Sirius XM Radio, Inc.(a)
07/01/2029	5.500%	960,000	1,029,916
Time Warner Cable LLC
02/01/2020	5.000%	1,500,000	1,506,499
09/01/2021	4.000%	1,500,000	1,535,404
07/01/2038	7.300%	215,000	277,813
09/01/2041	5.500%	5,371,000	5,994,024
Time Warner Entertainment Co. LP
07/15/2033	8.375%	1,455,000	2,035,407
Videotron Ltd.
07/15/2022	5.000%	2,750,000	2,901,152
Virgin Media Secured Finance PLC(a)
08/15/2026	5.500%	244,000	256,298
Total			72,125,179
Chemicals 0.4%
Albemarle Wodgina Pty Ltd.(a)
11/15/2029	3.450%	1,060,000	1,062,902
Atotech U.S.A., Inc.(a)
02/01/2025	6.250%	219,000	222,773
Cabot Corp.
07/01/2029	4.000%	3,610,000	3,773,477
Celanese U.S. Holdings LLC
11/15/2022	4.625%	100,000	105,567
CF Industries, Inc.
03/15/2044	5.375%	1,350,000	1,437,334
Chevron Phillips Chemical Co. LLC/LP(a)
06/01/2028	3.700%	930,000	996,692
Dow Chemical Co. (The)
05/15/2024	3.150%	1,675,000	1,723,446
11/30/2028	4.800%	1,733,000	1,980,448
11/30/2048	5.550%	1,086,000	1,341,131
Eastman Chemical Co.
10/15/2044	4.650%	2,511,000	2,693,661

20	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
FMC Corp.
10/01/2026	3.200%	607,000	621,964
10/01/2029	3.450%	500,000	517,735
10/01/2049	4.500%	340,000	369,700
Incitec Pivot Finance LLC(a)
12/10/2019	6.000%	1,000,000	1,000,941
International Flavors & Fragrances, Inc.
09/25/2020	3.400%	497,000	502,308
09/26/2048	5.000%	4,030,000	4,726,998
LyondellBasell Industries NV
04/15/2024	5.750%	1,778,000	2,005,240
Mosaic Co. (The)
11/15/2033	5.450%	506,000	574,215
11/15/2043	5.625%	985,000	1,137,176
PQ Corp.(a)
11/15/2022	6.750%	279,000	288,564
Sasol Financing International Ltd.
11/14/2022	4.500%	3,800,000	3,928,587
Sasol Financing USA LLC
03/27/2024	5.875%	645,000	694,592
Total			31,705,451
Construction Machinery 0.2%
Caterpillar Financial Services Corp.
10/01/2021	1.931%	4,655,000	4,651,619
12/07/2023	3.650%	4,530,000	4,799,549
Caterpillar, Inc.
09/19/2049	3.250%	3,070,000	3,139,055
John Deere Capital Corp.
03/07/2024	2.600%	1,105,000	1,127,529
United Rentals North America, Inc.
07/15/2025	5.500%	5,300,000	5,537,801
05/15/2027	5.500%	278,000	297,585
01/15/2028	4.875%	825,000	860,584
Total			20,413,722
Consumer Cyclical Services 0.3%
Amazon.com, Inc.
02/22/2023	2.400%	3,635,000	3,693,367
08/22/2047	4.050%	723,000	864,583
Experian Finance PLC(a)
02/01/2029	4.250%	780,000	867,359
IHS Markit Ltd.(a)
11/01/2022	5.000%	1,000,000	1,065,729
02/15/2025	4.750%	500,000	545,835
03/01/2026	4.000%	1,350,000	1,432,709
IHS Markit Ltd.
08/01/2028	4.750%	1,875,000	2,086,662
05/01/2029	4.250%	486,000	524,041
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mastercard, Inc.(c)
03/03/2025	2.000%	6,265,000	6,256,116
Western Union Co. (The)
06/09/2023	4.250%	5,260,000	5,546,305
01/10/2025	2.850%	1,800,000	1,797,270
Total			24,679,976
Consumer Products 0.2%
Estee Lauder Companies, Inc. (The)
12/01/2029	2.375%	930,000	929,106
Hasbro, Inc.
11/19/2022	2.600%	375,000	376,156
11/19/2024	3.000%	1,000,000	999,673
11/19/2026	3.550%	3,115,000	3,127,528
Mead Johnson Nutrition Co.
11/15/2025	4.125%	640,000	699,362
Newell, Inc.
04/01/2026	4.200%	4,150,000	4,282,350
SC Johnson & Son, Inc.(a)
10/15/2046	4.750%	750,000	924,683
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	235,000	249,391
Unilever Capital Corp.
03/07/2022	3.000%	4,030,000	4,126,806
Total			15,715,055
Diversified Manufacturing 0.4%
EnerSys(a)
04/30/2023	5.000%	200,000	207,733
FXI Holdings, Inc.(a)
11/01/2024	7.875%	650,000	588,481
General Electric Co.
01/08/2020	5.500%	1,870,000	1,875,972
01/09/2020	2.200%	7,300,000	7,298,999
10/17/2021	4.650%	853,000	890,193
01/09/2023	3.100%	1,007,000	1,028,766
03/15/2032	6.750%	655,000	847,207
01/14/2038	5.875%	2,009,000	2,456,762
General Electric Co.(b)
3-month USD LIBOR + 0.480% 08/15/2036	2.390%	5,380,000	4,120,340
Johnson Controls International PLC
07/02/2064	4.950%	1,530,000	1,606,314
Kennametal, Inc.
06/15/2028	4.625%	4,850,000	5,163,570
Roper Technologies, Inc.
09/15/2023	3.650%	209,000	219,799
Timken Co. (The)
12/15/2028	4.500%	3,685,000	3,958,605

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	21

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United Technologies Corp.
08/16/2023	3.650%	1,503,000	1,584,018
05/01/2035	5.400%	128,000	165,177
07/15/2038	6.125%	188,000	262,137
05/04/2047	4.050%	560,000	640,894
Valmont Industries, Inc.
10/01/2054	5.250%	2,050,000	2,136,461
Wabtec Corp.(b)
3-month USD LIBOR + 1.050% 09/15/2021	3.419%	1,775,000	1,775,648
Total			36,827,076
Electric 2.9%
AEP Texas Central Co.(a)
10/01/2025	3.850%	880,000	923,745
AEP Texas Central Co.
02/15/2033	6.650%	1,385,000	1,872,900
AES Corp. (The)
09/01/2027	5.125%	118,000	126,174
Alabama Power Co.
12/01/2023	3.550%	1,000,000	1,056,113
10/01/2049	3.450%	715,000	738,817
Alliant Energy Finance LLC(a)
06/15/2028	4.250%	5,250,000	5,651,202
Ameren Corp.
02/15/2026	3.650%	590,000	619,762
Ameren Illinois Co.
03/15/2050	3.250%	4,320,000	4,416,817
American Transmission Systems, Inc.(a)
09/01/2044	5.000%	1,411,000	1,786,617
Arizona Public Service Co.
08/15/2048	4.200%	605,000	685,638
Avangrid, Inc.
06/01/2029	3.800%	4,449,000	4,764,624
Baltimore Gas & Electric Co.
07/01/2023	3.350%	3,590,000	3,717,347
09/15/2049	3.200%	730,000	718,130
Black Hills Corp.
11/30/2023	4.250%	297,000	315,732
10/15/2029	3.050%	615,000	616,764
10/15/2049	3.875%	1,735,000	1,772,760
Calpine Corp.(a)
01/15/2024	5.875%	75,000	76,281
Calpine Corp.
01/15/2025	5.750%	5,632,000	5,774,302
Cleveland Electric Illuminating Co. (The)(a)
04/01/2028	3.500%	3,331,000	3,484,481
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cleveland Electric Illuminating Co. (The)
12/15/2036	5.950%	1,279,000	1,633,427
CMS Energy Corp.
03/01/2024	3.875%	1,020,000	1,072,950
02/15/2027	2.950%	80,000	81,059
Commonwealth Edison Co.
08/15/2047	3.750%	860,000	941,222
Consolidated Edison Co. of New York, Inc.
03/01/2035	5.300%	178,000	222,160
06/15/2046	3.850%	1,310,000	1,425,275
06/15/2047	3.875%	1,640,000	1,797,671
12/01/2054	4.625%	510,000	615,187
11/15/2057	4.000%	577,000	627,878
Consumers Energy Co.
08/15/2050	3.100%	751,000	758,704
Dominion Energy, Inc.(a)
01/15/2023	2.450%	5,000,000	5,023,853
Dominion Energy, Inc.
08/15/2026	2.850%	750,000	760,755
Jr. Subordinated
08/15/2024	3.071%	1,755,000	1,797,467
Dominion Resources, Inc.
01/15/2022	2.750%	2,509,000	2,537,966
DPL, Inc.(a)
04/15/2029	4.350%	1,208,000	1,128,899
DTE Electric Co.
05/15/2048	4.050%	210,000	245,321
03/01/2049	3.950%	305,000	354,544
DTE Energy Co.
11/01/2022	2.250%	2,701,000	2,696,317
10/01/2024	2.529%	4,325,000	4,333,960
10/01/2026	2.850%	10,155,000	10,237,163
Duke Energy Carolinas LLC
12/01/2047	3.700%	1,678,000	1,825,329
Duke Energy Corp.
09/01/2026	2.650%	6,770,000	6,829,414
Duke Energy Corp.(k)
12/31/2049	4.875%	625,000	654,759
Duke Energy Indiana LLC
10/01/2049	3.250%	875,000	878,929
Duke Energy Progress LLC
05/15/2042	4.100%	1,748,000	2,000,374
03/15/2043	4.100%	955,000	1,078,617
03/30/2044	4.375%	770,000	904,962
08/15/2045	4.200%	1,425,000	1,650,398
09/15/2047	3.600%	940,000	998,583
Duquesne Light Holdings, Inc.(a)
09/15/2020	6.400%	5,000,000	5,150,955

22	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Enel Finance International NV(a)
04/06/2028	3.500%	2,370,000	2,423,846
Entergy Louisiana LLC
10/01/2026	2.400%	2,500,000	2,491,034
09/01/2048	4.200%	1,000,000	1,168,203
Entergy Mississippi LLC
06/01/2049	3.850%	5,745,000	6,390,450
Entergy Mississippi, Inc.
07/01/2023	3.100%	1,600,000	1,639,540
Entergy Texas, Inc.
12/01/2027	3.450%	2,510,000	2,609,099
03/30/2029	4.000%	362,000	399,849
Evergy, Inc.
09/15/2029	2.900%	3,615,000	3,600,195
Eversource Energy
10/01/2024	2.900%	2,469,000	2,527,314
Exelon Corp.
06/15/2025	3.950%	1,300,000	1,397,126
04/15/2046	4.450%	1,050,000	1,181,537
Exelon Corp.(k)
Junior Subordinated
06/01/2022	3.497%	6,780,000	6,953,754
Exelon Generation Co. LLC
10/01/2041	5.750%	2,000,000	2,336,242
FirstEnergy Corp.
03/15/2023	4.250%	2,983,000	3,153,729
FirstEnergy Transmission LLC(a)
04/01/2049	4.550%	675,000	778,743
Fortis, Inc.
10/04/2021	2.100%	2,420,000	2,416,109
10/04/2026	3.055%	477,000	489,771
Georgia Power Co.
09/08/2020	2.000%	1,250,000	1,249,939
09/15/2024	2.200%	880,000	876,362
Gulf Power Co.
10/01/2044	4.550%	1,350,000	1,574,023
Interstate Power & Light Co.
12/01/2024	3.250%	821,000	857,324
ITC Holdings Corp.
06/15/2024	3.650%	3,050,000	3,194,461
Jersey Central Power & Light Co.(a)
04/01/2024	4.700%	1,600,000	1,741,423
Jersey Central Power & Light Co.
06/01/2037	6.150%	1,985,000	2,543,904
Kansas City Power & Light Co.
08/15/2025	3.650%	665,000	710,208
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LG&E & KU Energy LLC
11/15/2020	3.750%	597,000	603,871
Metropolitan Edison Co.(a)
01/15/2029	4.300%	2,000,000	2,252,501
MidAmerican Energy Co.
04/15/2050	3.150%	4,275,000	4,323,098
Mississippi Power Co.
03/15/2042	4.250%	475,000	515,288
Mong Duong Finance Holdings BV(a)
05/07/2029	5.125%	250,000	255,517
National Rural Utilities Cooperative Finance Corp.
02/07/2024	2.950%	3,765,000	3,889,161
03/15/2049	4.300%	2,175,000	2,605,665
National Rural Utilities Cooperative Finance Corp.(k)
04/30/2043	4.750%	1,587,000	1,633,941
Subordinated
04/20/2046	5.250%	1,750,000	1,884,207
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.480% 05/04/2021	2.382%	11,075,000	11,092,667
NextEra Energy Capital Holdings, Inc.
09/01/2021	2.403%	6,045,000	6,080,946
06/15/2023	3.625%	3,000,000	3,123,655
04/01/2024	3.150%	1,164,000	1,203,336
11/01/2029	2.750%	1,745,000	1,738,027
Northern States Power Co.
03/01/2050	2.900%	493,000	478,439
NRG Energy, Inc.
01/15/2028	5.750%	790,000	855,626
Pennsylvania Electric Co.(a)
03/15/2028	3.250%	1,990,000	2,053,344
PNM Resources, Inc.
03/09/2021	3.250%	3,315,000	3,354,700
PPL Capital Funding, Inc.
06/15/2022	4.200%	603,000	628,668
03/15/2024	3.950%	1,200,000	1,263,910
PSEG Power LLC
06/01/2023	3.850%	2,770,000	2,907,319
Public Service Co. of Oklahoma
02/01/2021	4.400%	2,800,000	2,869,786
Public Service Electric & Gas Co.
09/01/2023	3.250%	1,300,000	1,357,111
Public Service Enterprise Group, Inc.
11/15/2022	2.650%	1,316,000	1,334,765
Sierra Pacific Power Co.
05/01/2026	2.600%	758,000	765,939

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	23

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Electric & Gas Co.
05/15/2033	5.300%	1,000,000	1,251,368
Southern Co. (The)
07/01/2036	4.250%	595,000	649,656
Southwestern Electric Power Co.
10/01/2026	2.750%	6,450,000	6,469,366
09/15/2028	4.100%	1,500,000	1,648,386
Tampa Electric Co.
09/15/2022	2.600%	2,000,000	2,020,524
Toledo Edison Co. (The)
05/15/2037	6.150%	951,000	1,301,148
Tucson Electric Power Co.
03/15/2023	3.850%	2,480,000	2,574,524
12/01/2048	4.850%	485,000	604,597
Union Electric Co.
03/15/2029	3.500%	1,225,000	1,330,923
Virginia Electric & Power Co.
09/01/2022	3.450%	1,500,000	1,552,522
03/15/2027	3.500%	1,500,000	1,603,898
04/01/2028	3.800%	1,000,000	1,090,110
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	2,000,000	2,101,628
07/15/2029	4.300%	5,915,000	6,093,767
Westar Energy, Inc.
09/01/2049	3.250%	1,126,000	1,129,892
Xcel Energy, Inc.
06/01/2025	3.300%	2,030,000	2,118,380
12/01/2049	3.500%	2,485,000	2,521,568
Total			249,220,233
Finance Companies 0.8%
AerCap Ireland Capital DAC/Global Aviation Trust
05/15/2021	4.500%	1,505,000	1,553,607
10/01/2021	5.000%	6,000,000	6,289,548
Air Lease Corp.
03/01/2020	4.750%	3,625,000	3,647,397
01/15/2022	3.500%	707,000	725,189
10/01/2029	3.250%	4,430,000	4,402,951
Ares Capital Corp.
06/10/2024	4.200%	4,195,000	4,360,980
Aviation Capital Group LLC(a)
05/01/2023	3.875%	3,120,000	3,219,453
Avolon Holdings Funding Ltd.(a)
05/01/2022	3.625%	3,110,000	3,187,472
01/15/2023	5.500%	4,000,000	4,307,430
FS KKR Capital Corp.
02/01/2025	4.125%	6,150,000	6,139,222
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%	8,137,000	8,129,534
11/15/2025	3.373%	750,000	773,706
11/15/2035	4.418%	13,006,000	13,993,461
Park Aerospace Holdings Ltd.(a)
03/15/2023	4.500%	3,915,000	4,109,755
Quicken Loans, Inc.(a)
01/15/2028	5.250%	850,000	883,738
Total			65,723,443
Food and Beverage 1.1%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2036	4.700%	809,000	942,812
02/01/2046	4.900%	10,232,000	12,264,173
Anheuser-Busch InBev Finance, Inc.
02/01/2026	3.650%	1,735,000	1,855,736
Anheuser-Busch InBev Worldwide, Inc.
01/23/2039	5.450%	365,000	462,821
01/23/2049	5.550%	725,000	959,140
Bacardi Ltd.(a)
05/15/2028	4.700%	885,000	963,420
05/15/2048	5.300%	5,815,000	6,627,186
Brown-Forman Corp.
04/15/2025	3.500%	1,645,000	1,741,467
Bunge Ltd. Finance Corp.
03/15/2024	4.350%	5,170,000	5,451,041
Campbell Soup Co.
03/15/2021	3.300%	3,315,000	3,361,907
Cargill, Inc.(a)
05/23/2049	3.875%	1,140,000	1,294,951
Central America Botling Corp.(a)
01/31/2027	5.750%	1,600,000	1,682,305
Constellation Brands, Inc.
12/01/2025	4.750%	600,000	670,323
General Mills, Inc.
04/17/2025	4.000%	1,500,000	1,619,422
JBS U.S.A. LUX SA/Finance, Inc.(a)
07/15/2024	5.875%	4,000,000	4,123,384
06/15/2025	5.750%	100,000	103,972
Keurig Dr Pepper, Inc.
05/25/2021	3.551%	2,405,000	2,454,487
05/25/2023	4.057%	3,411,000	3,606,892
Kraft Heinz Foods Co. (The)(a)
02/15/2025	4.875%	673,000	692,059
08/01/2039	7.125%	2,000,000	2,585,651
10/01/2039	4.625%	950,000	982,798
10/01/2049	4.875%	10,185,000	10,636,409

24	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Kraft Heinz Foods Co. (The)
06/01/2026	3.000%	780,000	777,518
07/15/2035	5.000%	1,885,000	2,066,697
06/04/2042	5.000%	3,506,000	3,717,829
07/15/2045	5.200%	1,570,000	1,698,543
06/01/2046	4.375%	4,651,000	4,582,263
Mars, Inc.(a)
04/01/2030	3.200%	1,709,000	1,831,351
04/01/2039	3.875%	305,000	344,780
04/01/2054	4.125%	295,000	339,337
Mondelez International, Inc.
05/07/2020	3.000%	3,870,000	3,885,282
PepsiCo, Inc.
04/30/2025	2.750%	1,300,000	1,353,638
07/29/2029	2.625%	825,000	846,661
Pilgrim’s Pride Corp.(a)
09/30/2027	5.875%	1,000,000	1,081,563
Post Holdings, Inc.(a)
12/15/2029	5.500%	2,937,000	3,093,934
Smithfield Foods, Inc.(a)
02/01/2022	3.350%	1,110,000	1,115,504
Sysco Corp.
03/15/2025	3.550%	3,165,000	3,380,566
Tyson Foods, Inc.(b)
3-month USD LIBOR + 0.450% Floor 0.450% 08/21/2020	2.345%	2,015,000	2,016,987
Tyson Foods, Inc.
08/15/2044	5.150%	200,000	243,621
Total			97,458,430
Gaming 0.2%
Caesars Resort Collection LLC/CRC Finco, Inc.(a)
10/15/2025	5.250%	1,513,000	1,562,314
Churchill Downs, Inc.(a)
04/01/2027	5.500%	984,000	1,048,517
01/15/2028	4.750%	200,000	207,246
GLP Capital LP/Financing II, Inc.
11/01/2023	5.375%	125,000	136,632
06/01/2025	5.250%	1,609,000	1,769,176
04/15/2026	5.375%	3,410,000	3,764,694
01/15/2029	5.300%	2,190,000	2,423,685
01/15/2030	4.000%	1,670,000	1,691,101
Golden Entertainment, Inc.(a)
04/15/2026	7.625%	1,720,000	1,822,132
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%	950,000	1,038,275
09/01/2026	4.500%	1,915,000	2,018,805
MGM Resorts International
09/01/2026	4.625%	1,070,000	1,123,623
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Scientific Games International, Inc.
12/01/2022	10.000%	1,850,000	1,900,450
Total			20,506,650
Health Care 1.8%
Abbott Laboratories
11/30/2021	2.900%	649,000	661,515
11/30/2023	3.400%	2,733,000	2,873,781
11/30/2036	4.750%	1,500,000	1,870,062
11/30/2046	4.900%	818,000	1,083,286
AmerisourceBergen Corp.
12/15/2027	3.450%	873,000	914,866
Ascension Health Alliance
11/15/2046	3.945%	375,000	427,682
Barnabas Health, Inc.
07/01/2028	4.000%	3,200,000	3,438,571
Becton Dickinson and Co.(b)
3-month USD LIBOR + 0.875% 12/29/2020	2.979%	1,199,000	1,199,665
3-month USD LIBOR + 1.030% 06/06/2022	3.142%	2,963,000	2,982,330
Becton Dickinson and Co.
06/06/2022	2.894%	3,600,000	3,654,732
12/15/2024	3.734%	158,000	167,302
05/15/2044	4.875%	1,555,000	1,801,485
Change Healthcare Holdings LLC/Finance, Inc.(a)
03/01/2025	5.750%	650,000	673,573
CHS/Community Health Systems, Inc.(a)
01/15/2024	8.625%	399,000	411,319
06/30/2024	8.125%	4,393,000	3,438,448
03/15/2026	8.000%	464,000	463,263
Cigna Corp.
09/17/2020	3.200%	3,006,000	3,032,029
07/15/2023	3.750%	3,858,000	4,034,517
11/15/2025	4.125%	3,649,000	3,938,651
10/15/2028	4.375%	2,000,000	2,214,032
08/15/2038	4.800%	3,959,000	4,590,740
12/15/2048	4.900%	7,819,000	9,262,059
Cigna Corp.(a)
11/15/2021	4.750%	825,000	863,569
02/25/2026	4.500%	587,000	645,883
03/01/2027	3.400%	2,190,000	2,271,552
10/15/2027	3.050%	2,410,000	2,438,294
CVS Health Corp.
03/09/2023	3.700%	497,000	517,870
12/05/2023	4.000%	515,000	545,484
07/20/2025	3.875%	1,007,000	1,073,292
06/01/2026	2.875%	2,320,000	2,348,570
03/25/2028	4.300%	2,699,000	2,943,832
03/25/2038	4.780%	1,870,000	2,126,707
07/20/2045	5.125%	3,440,000	4,064,067
03/25/2048	5.050%	15,856,000	18,788,547

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	25

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DH Europe Finance II Sarl
11/15/2024	2.200%	3,735,000	3,733,596
Duke University Health System, Inc.
06/01/2047	3.920%	875,000	1,002,355
Encompass Health Corp.
02/01/2030	4.750%	1,153,000	1,191,702
HCA, Inc.
05/01/2023	4.750%	175,000	187,297
02/01/2025	5.375%	5,275,000	5,834,244
04/15/2025	5.250%	3,199,000	3,563,666
02/15/2027	4.500%	705,000	759,627
06/15/2039	5.125%	2,000,000	2,217,147
06/15/2047	5.500%	1,088,000	1,257,200
06/15/2049	5.250%	3,392,000	3,818,330
IQVIA, Inc.(a)
05/15/2027	5.000%	662,000	695,566
Kaiser Foundation Hospitals
11/01/2049	3.266%	500,000	504,498
Laboratory Corp. of America Holdings
12/01/2029	2.950%	1,250,000	1,254,184
Mayo Clinic
11/15/2052	4.128%	750,000	880,698
MEDNAX, Inc.(a)
01/15/2027	6.250%	1,509,000	1,541,967
Medtronic, Inc.
03/15/2045	4.625%	95,000	121,476
Memorial Sloan-Kettering Cancer Center
07/01/2052	4.125%	4,630,000	5,435,039
New York and Presbyterian Hospital (The)
08/01/2116	4.763%	1,050,000	1,237,307
NYU Langone Hospitals
07/01/2042	4.428%	2,807,000	3,231,144
07/01/2043	5.750%	705,000	954,039
Polaris Intermediate Corp.(a),(j)
12/01/2022	8.500%	69,000	57,215
Quest Diagnostics, Inc.
06/01/2026	3.450%	3,255,000	3,409,389
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.(a)
12/01/2026	9.750%	3,400,000	3,758,502
Surgery Center Holdings, Inc.(a)
07/01/2025	6.750%	43,000	41,495
Sutter Health
08/15/2053	2.286%	2,300,000	2,303,101
Teleflex, Inc.
11/15/2027	4.625%	572,000	606,844
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tenet Healthcare Corp.
07/15/2024	4.625%	1,301,000	1,342,539
05/01/2025	5.125%	106,000	109,149
08/01/2025	7.000%	2,025,000	2,128,781
Tenet Healthcare Corp.(a)
01/01/2026	4.875%	910,000	945,432
11/01/2027	5.125%	5,076,000	5,305,757
Texas Health Resources
11/15/2055	4.330%	700,000	836,040
Thermo Fisher Scientific, Inc.
10/01/2029	2.600%	1,160,000	1,149,799
Zimmer Biomet Holdings, Inc.(b)
3-month USD LIBOR + 0.750% 03/19/2021	2.914%	3,315,000	3,318,299
Total			156,494,999
Healthcare Insurance 0.3%
Aetna, Inc.
05/15/2042	4.500%	429,000	460,428
Anthem, Inc.
03/01/2028	4.101%	884,000	961,057
01/15/2043	4.650%	2,600,000	2,940,546
01/15/2044	5.100%	1,185,000	1,403,873
09/15/2049	3.700%	2,000,000	1,988,284
Centene Corp.(a),(c)
12/15/2027	4.250%	1,075,000	1,104,474
12/15/2029	4.625%	1,235,000	1,292,001
Humana, Inc.
08/15/2049	3.950%	3,145,000	3,290,196
Molina Healthcare, Inc.
11/15/2022	5.375%	1,231,000	1,305,740
UnitedHealth Group, Inc.
08/15/2029	2.875%	256,000	263,398
08/15/2039	3.500%	641,000	679,214
07/15/2045	4.750%	2,060,000	2,542,448
01/15/2047	4.200%	503,000	577,883
08/15/2059	3.875%	448,000	482,738
WellCare Health Plans, Inc.
04/01/2025	5.250%	11,000	11,522
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	400,000	426,214
Wellpoint, Inc.
08/15/2024	3.500%	2,089,000	2,186,753
Total			21,916,769
Healthcare REIT 0.1%
HCP, Inc.
11/15/2023	4.250%	1,934,000	2,067,509
08/15/2024	3.875%	627,000	668,119

26	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Realty Trust, Inc.
05/01/2025	3.875%	440,000	459,943
Healthpeak Properties, Inc.
01/15/2030	3.000%	6,385,000	6,385,760
Omega Healthcare Investors, Inc.
01/15/2025	4.500%	975,000	1,032,988
Sabra Health Care LP/Capital Corp.
06/01/2024	4.800%	1,260,000	1,344,825
Total			11,959,144
Home Construction 0.2%
Mattamy Group Corp.(a)
12/15/2023	6.875%	4,037,000	4,183,776
Meritage Homes Corp.
06/06/2027	5.125%	2,000,000	2,134,836
PulteGroup, Inc.
03/01/2026	5.500%	1,700,000	1,888,092
01/15/2027	5.000%	1,425,000	1,557,282
Taylor Morrison Communities, Inc./Holdings II(a)
04/15/2023	5.875%	3,446,000	3,698,522
William Lyon Homes, Inc.
01/31/2025	5.875%	3,100,000	3,190,899
Total			16,653,407
Independent Energy 0.5%
Afren PLC(a),(l)
12/09/2020	0.000%	195,167	587
Antero Resources Corp.
12/01/2022	5.125%	650,000	528,219
03/01/2025	5.000%	850,000	550,114
Apache Corp.
10/15/2028	4.375%	750,000	759,052
01/15/2044	4.250%	715,000	624,434
Ascent Resources Utica Holdings LLC/ARU Finance Corp.(a)
04/01/2022	10.000%	425,000	407,942
11/01/2026	7.000%	600,000	462,025
Canadian Natural Resources Ltd.
06/30/2033	6.450%	730,000	929,489
Cimarex Energy Co.
06/01/2024	4.375%	209,000	218,894
05/15/2027	3.900%	831,000	846,737
03/15/2029	4.375%	228,000	236,385
Conoco Funding Co.
10/15/2031	7.250%	2,000,000	2,823,124
Continental Resources, Inc.
04/15/2023	4.500%	385,000	401,430
06/01/2024	3.800%	1,683,000	1,722,698
01/15/2028	4.375%	3,700,000	3,836,478
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Devon Energy Corp.
07/15/2041	5.600%	1,875,000	2,283,330
Diamondback Energy, Inc.(c)
12/01/2024	2.875%	1,005,000	1,003,605
12/01/2026	3.250%	440,000	440,189
12/01/2029	3.500%	6,295,000	6,278,718
EOG Resources, Inc.
03/15/2023	2.625%	411,000	418,140
EQT Corp.
10/01/2027	3.900%	2,000,000	1,742,514
Extraction Oil & Gas, Inc.(a)
05/15/2024	7.375%	99,000	44,879
Gulfport Energy Corp.
05/15/2025	6.375%	175,000	114,912
Matador Resources Co.
09/15/2026	5.875%	550,000	542,779
MEG Energy Corp.(a)
03/31/2024	7.000%	3,000,000	2,940,664
Newfield Exploration Co.
07/01/2024	5.625%	6,305,000	6,887,620
01/01/2026	5.375%	1,000,000	1,073,333
Occidental Petroleum Corp.
08/15/2024	2.900%	1,153,000	1,159,612
04/15/2026	3.400%	775,000	789,128
Occidental Petroleum Corp.(i)
10/10/2036	0.000%	3,000,000	1,499,089
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	1,000,000	1,021,709
WPX Energy, Inc.
09/15/2024	5.250%	78,000	79,655
06/01/2026	5.750%	2,175,000	2,217,831
Total			44,885,315
Integrated Energy 0.3%
BP Capital Markets America, Inc.
05/06/2022	3.245%	1,875,000	1,933,886
05/10/2023	2.750%	1,500,000	1,532,103
11/28/2023	3.216%	734,000	766,017
04/14/2024	3.224%	989,000	1,029,223
Cenovus Energy, Inc.
09/15/2023	3.800%	726,000	751,438
04/15/2027	4.250%	5,000,000	5,253,327
11/15/2039	6.750%	2,500,000	3,097,158
Chevron Corp.
06/24/2023	3.191%	700,000	729,049
05/16/2026	2.954%	1,875,000	1,972,710

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	27

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Exxon Mobil Corp.
03/01/2023	2.726%	715,000	733,327
08/16/2039	2.995%	585,000	593,836
08/16/2049	3.095%	583,000	588,454
Husky Energy, Inc.
04/15/2022	3.950%	3,000,000	3,099,418
Shell International Finance BV
05/11/2025	3.250%	821,000	865,325
11/07/2029	2.375%	4,035,000	3,995,142
Total Capital Canada Ltd.
07/15/2023	2.750%	717,000	738,021
Total Capital International SA
07/12/2049	3.461%	1,085,000	1,156,577
Total			28,835,011
Leisure 0.1%
AMC Entertainment Holdings, Inc.
11/15/2026	5.875%	3,400,000	3,063,422
Six Flags Entertainment Corp.(a)
04/15/2027	5.500%	2,030,000	2,119,844
Total			5,183,266
Life Insurance 0.6%
Aflac, Inc.
01/15/2049	4.750%	1,555,000	1,920,605
AIG Global Funding(a)
07/02/2020	2.150%	590,000	590,711
American International Group, Inc.
02/15/2024	4.125%	1,600,000	1,714,620
03/15/2029	4.250%	283,000	313,062
01/15/2035	3.875%	620,000	659,875
07/16/2044	4.500%	1,271,000	1,453,949
04/01/2048	4.750%	635,000	760,890
American International Group, Inc.(k)
04/01/2048	5.750%	616,000	670,669
Athene Global Funding(a)
04/20/2020	2.750%	2,385,000	2,391,509
07/01/2022	3.000%	1,270,000	1,290,900
Brighthouse Financial, Inc.
06/22/2047	4.700%	4,765,000	4,336,235
Global Atlantic Fin Co.(a)
10/15/2029	4.400%	2,965,000	2,945,189
Guardian Life Global Funding(a)
04/26/2021	2.000%	3,465,000	3,465,127
Harborwalk Funding Trust(a),(k)
Subordinated
02/15/2069	5.077%	1,055,000	1,276,956
Lincoln National Corp.
06/15/2040	7.000%	930,000	1,336,538
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nationwide Financial Services, Inc.(a)
11/30/2049	3.900%	2,925,000	3,000,454
Pine Street Trust II(a)
02/15/2049	5.568%	1,890,000	2,105,488
Principal Financial Group, Inc.
09/15/2022	3.300%	1,510,000	1,558,656
05/15/2023	3.125%	667,000	685,990
Protective Life Corp.(a)
01/15/2030	3.400%	1,065,000	1,084,009
Reliance Standard Life Global Funding II(a)
09/19/2023	3.850%	6,155,000	6,460,025
Teachers Insurance & Annuity Association of America(a)
Subordinated
09/15/2044	4.900%	1,500,000	1,882,956
05/15/2047	4.270%	4,575,000	5,318,506
Unum Group
12/15/2049	4.500%	3,170,000	3,006,655
Total			50,229,574
Lodging 0.1%
Choice Hotels International, Inc.
12/01/2029	3.700%	4,280,000	4,262,649
Marriott International, Inc.
12/01/2023	4.150%	3,885,000	4,149,953
Total			8,412,602
Media and Entertainment 0.6%
Activision Blizzard, Inc.
09/15/2021	2.300%	795,000	798,061
CBS Corp.
06/01/2023	2.900%	3,330,000	3,389,486
05/15/2033	5.500%	1,500,000	1,807,328
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	2,275,000	2,315,762
Discovery Communications LLC
06/15/2022	3.500%	3,739,000	3,844,695
03/20/2023	2.950%	940,000	957,545
09/20/2037	5.000%	1,067,000	1,184,589
09/20/2047	5.200%	759,000	863,918
05/15/2049	5.300%	675,000	779,864
Electronic Arts, Inc.
03/01/2021	3.700%	3,086,000	3,146,001
Gray Television, Inc.(a)
05/15/2027	7.000%	2,100,000	2,327,173
Interpublic Group of Companies, Inc. (The)
10/01/2020	3.500%	1,770,000	1,790,342
10/01/2021	3.750%	891,000	915,556
Nielsen Finance Co. SARL(a)
10/01/2021	5.500%	75,000	75,201

28	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Nielsen Finance LLC/Co.(a)
04/15/2022	5.000%	2,750,000	2,765,358
RELX Capital, Inc.
10/15/2022	3.125%	628,000	642,694
S&P Global, Inc.
Subordinated
12/01/2049	3.250%	870,000	886,092
Sinclair Television Group, Inc.(a)
02/15/2027	5.125%	2,275,000	2,308,033
Viacom, Inc.
09/01/2023	4.250%	2,410,000	2,560,646
04/30/2036	6.875%	4,450,000	5,929,469
03/15/2043	4.375%	965,000	995,421
04/01/2044	5.250%	2,312,000	2,639,189
Walt Disney Co. (The)
09/17/2020	2.150%	1,500,000	1,503,634
09/01/2029	2.000%	633,000	615,601
03/15/2033	6.550%	1,000,000	1,422,684
11/15/2046	4.750%	935,000	1,224,763
Warner Media LLC
02/15/2027	3.800%	735,000	772,707
Total			48,461,812
Metals and Mining 0.1%
Anglo American Capital PLC(a)
05/14/2025	4.875%	505,000	548,167
ArcelorMittal(k)
03/01/2021	5.500%	1,248,000	1,298,024
ArcelorMittal
07/16/2024	3.600%	4,090,000	4,163,543
Glencore Funding LLC(a)
03/12/2024	4.125%	1,375,000	1,441,576
Novelis Corp.(a)
09/30/2026	5.875%	1,425,000	1,496,604
Southern Copper Corp.
11/08/2022	3.500%	130,000	134,190
04/23/2025	3.875%	600,000	628,509
Teck Resources Ltd.
08/15/2040	6.000%	1,150,000	1,262,137
Vale Overseas Ltd.
01/11/2022	4.375%	36,000	37,696
Volcan Cia Minera SAA(a)
02/02/2022	5.375%	100,000	103,862
Total			11,114,308
Midstream 1.2%
Colorado Interstate Gas Co. LLC/Issuing Corp.(a)
08/15/2026	4.150%	2,290,000	2,393,549
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dominion Energy Gas Holdings LLC
11/15/2024	2.500%	3,840,000	3,849,119
Enable Midstream Partners LP
09/15/2029	4.150%	949,000	887,236
Enbridge, Inc.
11/15/2029	3.125%	1,500,000	1,510,673
11/15/2049	4.000%	4,310,000	4,393,146
Enbridge, Inc.(k)
Subordinated
03/01/2078	6.250%	601,000	645,271
Energy Transfer Operating LP
06/01/2021	4.650%	395,000	405,368
03/15/2023	4.250%	1,890,000	1,966,426
01/15/2024	5.875%	3,575,000	3,942,811
06/01/2027	5.500%	1,758,000	1,946,409
04/15/2047	5.300%	1,656,000	1,717,266
Energy Transfer Partners LP
10/01/2043	5.950%	280,000	307,669
03/15/2045	5.150%	2,220,000	2,254,337
Energy Transfer Partners LP/Regency Finance Corp.
11/01/2023	4.500%	2,500,000	2,629,610
Enterprise Products Operating LLC
02/01/2022	3.500%	802,000	826,577
02/15/2024	3.900%	500,000	530,094
02/15/2025	3.750%	600,000	637,655
05/15/2046	4.900%	1,809,000	2,089,605
01/31/2050	4.200%	162,000	173,250
Enterprise Products Operating LLC(k)
08/16/2077	4.875%	673,000	661,663
02/15/2078	5.375%	5,795,000	5,706,371
EQT Midstream Partners LP
07/15/2028	5.500%	1,360,000	1,251,062
Ferrellgas Partners LP/Finance Corp.
05/01/2021	6.500%	350,000	302,870
Hess Infrastructure Partners LP/Finance Corp.(a)
02/15/2026	5.625%	775,000	811,333
Kinder Morgan Energy Partners LP
09/01/2024	4.250%	500,000	534,208
03/15/2032	7.750%	635,000	851,693
09/01/2039	6.500%	1,000,000	1,243,267
11/15/2040	7.500%	730,000	998,041
09/01/2044	5.400%	441,000	500,170
Magellan Midstream Partners LP
09/15/2046	4.250%	320,000	336,345
Midwest Connector Capital Co., LLC(a)
04/01/2022	3.625%	3,900,000	3,997,807

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	29

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MPLX LP
12/01/2024	4.875%	325,000	351,585
06/01/2025	4.875%	200,000	216,586
03/15/2028	4.000%	1,106,000	1,134,638
03/01/2047	5.200%	1,500,000	1,570,465
NGPL PipeCo LLC(a)
08/15/2022	4.375%	151,000	156,369
08/15/2027	4.875%	412,000	436,758
ONEOK Partners LP
10/01/2022	3.375%	625,000	640,381
ONEOK, Inc.
07/13/2047	4.950%	2,050,000	2,182,111
Peru LNG Srl(a)
03/22/2030	5.375%	850,000	824,202
Phillips 66 Partners LP
02/15/2045	4.680%	1,300,000	1,402,790
Plains All American Pipeline LP/Finance Corp.
10/15/2025	4.650%	3,375,000	3,585,348
12/15/2029	3.550%	1,817,000	1,756,371
06/01/2042	5.150%	2,185,000	2,138,846
Rockies Express Pipeline LLC(a)
04/15/2020	5.625%	2,868,000	2,900,756
Ruby Pipeline LLC(a)
04/01/2022	6.000%	2,204,545	2,275,808
Southern Natural Gas Co. LLC
02/15/2031	7.350%	2,910,000	3,829,986
Spectra Energy Partners LP
09/25/2043	5.950%	514,000	638,290
Suburban Propane Partners LP/Energy Finance Corp.
03/01/2025	5.750%	225,000	231,038
Tallgrass Energy Partners LP/Finance Corp.(a)
01/15/2028	5.500%	942,000	870,840
Targa Pipeline Partners LP/Finance Corp.
08/01/2023	5.875%	100,000	98,740
Targa Resources Partners LP/Finance Corp.
02/01/2027	5.375%	512,000	521,463
TC PipeLines LP
05/25/2027	3.900%	3,750,000	3,902,364
Tennessee Gas Pipeline Co. LLC
04/01/2037	7.625%	550,000	736,755
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	1,000,000	1,008,618
TransCanada Trust(k)
09/15/2079	5.500%	597,000	627,845
Transcontinental Gas Pipe Line Co. LLC
03/15/2048	4.600%	4,875,000	5,165,147
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Western Gas Partners LP
07/01/2022	4.000%	296,000	300,867
Williams Companies, Inc. (The)
11/15/2020	4.125%	1,000,000	1,013,444
01/15/2025	3.900%	1,050,000	1,094,915
09/15/2025	4.000%	2,414,000	2,545,130
06/15/2027	3.750%	366,000	374,830
04/15/2040	6.300%	2,520,000	3,007,507
Williams Partners LP
03/04/2024	4.300%	2,787,000	2,945,953
Total			100,787,647
Natural Gas 0.2%
Atmos Energy Corp.
10/15/2044	4.125%	2,045,000	2,372,111
Boston Gas Co.(a)
08/01/2027	3.150%	1,472,000	1,524,663
KeySpan Corp.
11/15/2030	8.000%	670,000	925,291
NiSource, Inc.
02/15/2023	3.850%	1,175,000	1,226,103
06/15/2041	5.950%	535,000	685,706
Sempra Energy
02/01/2038	3.800%	1,020,000	1,049,943
02/01/2048	4.000%	1,420,000	1,483,955
Southern California Gas Co.
02/15/2050	3.950%	1,120,000	1,250,273
Southern Co. Gas Capital Corp.
05/30/2047	4.400%	752,000	845,936
Washington Gas Light Co.
09/15/2049	3.650%	1,010,000	1,035,003
Total			12,398,984
Office REIT 0.1%
Alexandria Real Estate Equities, Inc.
12/15/2029	2.750%	1,085,000	1,072,360
Boston Properties LP
02/01/2023	3.850%	2,500,000	2,627,886
Highwoods Realty LP
06/15/2021	3.200%	1,820,000	1,840,899
Kilroy Realty LP
12/15/2024	3.450%	721,000	748,085
02/15/2030	3.050%	1,425,000	1,414,306
Select Income REIT
05/15/2024	4.250%	1,865,000	1,930,821
SL Green Operating Partnership LP
10/15/2022	3.250%	2,260,000	2,310,629
Total			11,944,986

30	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.2%
Baker Hughes, a GE Co. LLC/Co-Obligor, Inc.
12/15/2047	4.080%	2,250,000	2,307,785
Halliburton Co.
08/01/2023	3.500%	375,000	388,794
11/15/2025	3.800%	266,000	280,680
National Oilwell Varco, Inc.
12/01/2029	3.600%	2,785,000	2,715,636
Schlumberger Holdings Corp.(a)
12/21/2025	4.000%	135,000	144,369
05/17/2028	3.900%	2,053,000	2,168,029
Schlumberger Investment SA(a)
08/01/2022	2.400%	850,000	856,631
Schlumberger Norge AS(a)
01/15/2021	4.200%	681,000	694,663
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	1,134,750	1,146,160
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%	1,115,000	1,136,625
Transocean Proteus Ltd.(a)
12/01/2024	6.250%	417,000	421,203
USA Compression Partners LP/Finance Corp.(a)
09/01/2027	6.875%	549,000	561,232
Total			12,821,807
Other Financial Institutions 0.1%
LeasePlan Corp NV(a)
10/24/2024	2.875%	3,440,000	3,436,543
Mitsubishi UFJ Lease & Finance Co., Ltd.(a)
09/19/2022	2.652%	3,905,000	3,927,450
Nationstar Mortgage Holdings, Inc.(a)
07/15/2023	8.125%	2,575,000	2,753,665
ORIX Corp.
12/04/2024	3.250%	1,560,000	1,621,629
Total			11,739,287
Other Industry 0.3%
AECOM
03/15/2027	5.125%	2,285,000	2,451,223
Anixter, Inc.
03/01/2023	5.500%	75,000	78,077
Five Point Operating Co. LP/Capital Corp.(a)
11/15/2025	7.875%	2,350,000	2,300,787
Greystar Real Estate Partners LLC(a)
12/01/2025	5.750%	2,175,000	2,265,391
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Institute of Technology
07/01/2114	4.678%	1,768,000	2,376,151
07/01/2116	3.885%	1,850,000	2,128,205
Northwestern University
12/01/2057	3.662%	1,350,000	1,542,556
President and Fellows of Harvard College
07/15/2046	3.150%	3,031,000	3,222,406
07/15/2056	3.300%	2,230,000	2,412,828
Trustees of the University of Pennsylvania (The)
09/01/2112	4.674%	1,620,000	2,250,059
University of Southern California
10/01/2039	3.028%	4,525,000	4,649,503
Total			25,677,186
Other REIT 0.3%
American Campus Communities Operating Partnership LP
10/01/2020	3.350%	2,556,000	2,580,078
04/15/2023	3.750%	2,400,000	2,495,964
CyrusOne LP/Finance Corp.(c)
11/15/2024	2.900%	1,810,000	1,813,245
ESH Hospitality, Inc.(a)
10/01/2027	4.625%	1,065,000	1,078,432
Host Hotels & Resorts LP
06/15/2025	4.000%	1,050,000	1,116,215
02/01/2026	4.500%	520,000	563,874
12/15/2029	3.375%	2,645,000	2,635,771
Liberty Property LP
06/15/2023	3.375%	2,500,000	2,595,420
Life Storage LP
12/15/2027	3.875%	2,000,000	2,119,054
ProLogis LP
08/15/2023	4.250%	1,600,000	1,718,657
Service Properties Trust
10/01/2029	4.950%	6,135,000	6,153,026
Total			24,869,736
Packaging 0.2%
Amcor Finance USA, Inc.(a)
04/28/2026	3.625%	1,000,000	1,036,313
05/15/2028	4.500%	1,600,000	1,756,458
Ball Corp.
11/15/2023	4.000%	300,000	315,431
03/15/2026	4.875%	600,000	656,028
Berry Global Escrow Corp.(a)
07/15/2026	4.875%	580,000	607,554
Berry Global, Inc.
07/15/2023	5.125%	168,000	172,390

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	31

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
OI European Group BV(a)
03/15/2023	4.000%	134,000	134,097
Owens-Brockway Glass Container, Inc.(a)
01/15/2022	5.000%	50,000	51,810
08/15/2023	5.875%	600,000	635,772
01/15/2025	5.375%	150,000	151,755
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%	8,219,972	8,228,906
Sealed Air Corp.(a)
12/01/2027	4.000%	1,500,000	1,507,379
Total			15,253,893
Paper 0.2%
Celulosa Arauco y Constitucion SA(a)
04/30/2029	4.250%	500,000	503,106
01/29/2030	4.200%	1,630,000	1,607,637
Georgia-Pacific LLC(a)
11/15/2021	3.163%	1,000,000	1,016,635
Packaging Corp. of America
12/15/2029	3.000%	2,920,000	2,942,499
12/15/2049	4.050%	660,000	688,275
Plum Creek Timberlands LP
03/15/2023	3.250%	1,630,000	1,670,276
Suzano Austria GmbH
01/15/2030	5.000%	825,000	848,625
WRKCo, Inc.
03/15/2026	4.650%	4,825,000	5,301,628
Total			14,578,681
Pharmaceuticals 1.6%
AbbVie, Inc.
05/14/2020	2.500%	1,200,000	1,201,845
11/06/2022	2.900%	3,758,000	3,827,148
05/14/2025	3.600%	4,995,000	5,236,598
05/14/2035	4.500%	1,956,000	2,165,229
11/06/2042	4.400%	2,650,000	2,850,454
05/14/2046	4.450%	511,000	549,875
11/14/2048	4.875%	600,000	689,219
AbbVie, Inc.(a)
11/21/2022	2.300%	1,500,000	1,502,626
11/21/2026	2.950%	7,025,000	7,089,028
11/21/2029	3.200%	757,000	768,123
11/21/2039	4.050%	6,900,000	7,190,040
11/21/2049	4.250%	10,770,000	11,322,454
Allergan Finance LLC
10/01/2022	3.250%	3,600,000	3,672,828
10/01/2042	4.625%	1,000,000	1,060,520
Allergan Funding SCS
03/15/2025	3.800%	2,980,000	3,123,169
03/15/2035	4.550%	4,329,000	4,707,615
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Amgen, Inc.
05/01/2020	2.125%	609,000	609,179
05/01/2045	4.400%	2,190,000	2,466,337
06/15/2048	4.563%	751,000	876,954
AstraZeneca PLC
11/16/2020	2.375%	1,020,000	1,024,281
Bausch Health Companies, Inc.(a)
04/15/2025	6.125%	2,825,000	2,937,421
Bayer US Finance II LLC(a),(b)
3-month USD LIBOR + 0.630% 06/25/2021	2.736%	1,825,000	1,829,678
Bayer US Finance II LLC(a)
06/25/2021	3.500%	800,000	813,905
07/15/2024	3.375%	3,555,000	3,638,264
12/15/2028	4.375%	5,980,000	6,525,316
06/25/2038	4.625%	1,000,000	1,095,026
06/25/2048	4.875%	5,895,000	6,725,078
Bayer US Finance LLC(a)
10/08/2024	3.375%	520,000	533,164
Bristol-Myers Squibb Co.(a)
08/15/2025	3.875%	1,578,000	1,707,153
07/26/2029	3.400%	2,995,000	3,214,657
06/15/2039	4.125%	1,372,000	1,582,309
05/15/2044	4.625%	555,000	671,244
08/15/2045	5.000%	3,955,000	5,068,050
11/15/2047	4.350%	2,060,000	2,440,177
02/20/2048	4.550%	2,719,000	3,333,987
10/26/2049	4.250%	1,350,000	1,604,852
Eli Lilly & Co.
03/15/2049	3.950%	525,000	617,286
Gilead Sciences, Inc.
12/01/2021	4.400%	1,364,000	1,422,212
Johnson & Johnson
12/05/2033	4.375%	2,350,000	2,826,609
03/03/2037	3.625%	2,280,000	2,544,103
01/15/2038	3.400%	2,790,000	3,020,291
Mallinckrodt International Finance SA/CB LLC.(a)
08/01/2022	5.750%	200,000	69,549
Mylan NV
12/15/2020	3.750%	492,000	498,965
Mylan, Inc.(a)
01/15/2023	3.125%	2,480,000	2,510,070
Pfizer, Inc.
09/15/2023	3.200%	799,000	833,398
Shire Acquisitions Investments Ireland DAC
09/23/2021	2.400%	5,450,000	5,474,200
09/23/2023	2.875%	2,640,000	2,688,727
09/23/2026	3.200%	2,310,000	2,390,805

32	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Takeda Pharmaceutical Co., Ltd.(a)
11/26/2021	4.000%	1,293,000	1,336,807
Total			131,886,825
Property & Casualty 0.6%
American Financial Group, Inc.
08/15/2026	3.500%	2,675,000	2,765,123
Arch Capital Finance LLC
12/15/2046	5.031%	970,000	1,216,027
Assurant, Inc.
09/27/2023	4.200%	2,360,000	2,488,664
02/22/2030	3.700%	1,057,000	1,071,215
AXIS Specialty Finance LLC
07/15/2029	3.900%	1,050,000	1,100,549
Berkshire Hathaway Finance Corp.
01/15/2049	4.250%	1,500,000	1,781,527
Berkshire Hathaway, Inc.
03/15/2023	2.750%	680,000	698,245
03/15/2026	3.125%	4,850,000	5,110,280
Chubb INA Holdings, Inc.
05/15/2024	3.350%	910,000	958,964
CNA Financial Corp.
08/15/2021	5.750%	925,000	978,249
08/15/2027	3.450%	3,828,000	3,989,616
Fairfax Financial Holdings Ltd.
04/17/2028	4.850%	529,000	572,795
Fairfax US, Inc.(a)
08/13/2024	4.875%	663,000	705,787
Farmers Exchange Capital(a)
Subordinated
07/15/2028	7.050%	800,000	983,333
07/15/2048	7.200%	1,290,000	1,787,499
Farmers Exchange Capital II(a),(k)
Subordinated
11/01/2053	6.151%	2,700,000	3,284,012
Farmers Insurance Exchange(a)
05/01/2024	8.625%	1,165,000	1,402,736
Liberty Mutual Group, Inc.(a)
05/01/2022	4.950%	2,570,000	2,724,328
06/15/2023	4.250%	275,000	292,195
10/15/2050	3.951%	2,955,000	3,024,218
Markel Corp.
05/20/2049	5.000%	5,095,000	5,918,301
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	4.409%	1,725,000	1,716,981
PartnerRe Finance B LLC
07/02/2029	3.700%	4,160,000	4,378,215
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
XLIT Ltd.
03/31/2045	5.500%	670,000	858,113
Total			49,806,972
Railroads 0.1%
Burlington Northern Santa Fe LLC
09/15/2021	3.450%	295,000	302,074
09/01/2022	3.050%	475,000	488,119
09/01/2043	5.150%	989,000	1,270,473
08/01/2046	3.900%	1,440,000	1,600,547
02/15/2050	3.550%	1,290,000	1,375,328
Canadian Pacific Railway Ltd.
01/15/2022	4.500%	600,000	629,218
CSX Corp.
05/30/2042	4.750%	500,000	590,412
11/01/2066	4.250%	2,500,000	2,718,322
Norfolk Southern Corp.
08/01/2025	3.650%	795,000	850,417
Union Pacific Corp.
08/15/2059	3.950%	2,110,000	2,227,489
Total			12,052,399
Refining 0.0%
Marathon Petroleum Corp.
03/01/2021	5.125%	1,000,000	1,037,210
04/01/2024	5.125%	1,225,000	1,256,920
09/15/2054	5.000%	328,000	353,610
Total			2,647,740
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
10/15/2025	5.000%	1,650,000	1,713,911
Brinker International, Inc.(a)
10/01/2024	5.000%	1,425,000	1,504,868
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2026	5.250%	188,000	199,239
McDonald’s Corp.
09/01/2048	4.450%	740,000	859,004
Total			4,277,022
Retail REIT 0.1%
Brixmor Operating Partnership LP
06/15/2024	3.650%	2,065,000	2,157,625
Kimco Realty Corp.
11/01/2022	3.400%	290,000	299,620
03/01/2024	2.700%	2,158,000	2,182,323
10/01/2049	3.700%	2,633,000	2,609,067

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	33

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
WEA Finance LLC(a)
01/15/2027	2.875%	3,560,000	3,543,193
Total			10,791,828
Retailers 0.4%
Alimentation Couche-Tard, Inc.(a)
07/26/2022	2.700%	2,100,000	2,119,973
07/26/2027	3.550%	2,000,000	2,062,821
AutoNation, Inc.
01/15/2021	3.350%	660,000	665,324
11/15/2024	3.500%	2,185,000	2,242,339
10/01/2025	4.500%	2,465,000	2,621,797
AutoZone, Inc.
04/21/2026	3.125%	415,000	428,314
Best Buy Co., Inc.
10/01/2028	4.450%	4,280,000	4,660,430
Home Depot, Inc. (The)
12/06/2048	4.500%	784,000	982,324
L Brands, Inc.
02/15/2022	5.625%	4,150,000	4,359,611
10/15/2023	5.625%	400,000	425,009
11/01/2035	6.875%	141,000	123,704
Lowe’s Companies, Inc.
04/15/2046	3.700%	685,000	699,830
Macy’s Retail Holdings, Inc.
02/15/2043	4.300%	1,888,000	1,523,517
Michaels Stores, Inc.(a)
07/15/2027	8.000%	1,600,000	1,537,352
O’Reilly Automotive, Inc.
03/15/2026	3.550%	680,000	718,570
PetSmart, Inc.(a)
06/01/2025	5.875%	768,000	753,751
Ralph Lauren Corp.
09/15/2025	3.750%	1,230,000	1,325,028
Rite Aid Corp.(a)
04/01/2023	6.125%	2,157,000	1,781,415
Walgreens Boots Alliance, Inc.
11/18/2024	3.800%	2,440,000	2,529,921
11/18/2044	4.800%	1,560,000	1,603,871
Walmart, Inc.
04/22/2024	3.300%	3,150,000	3,316,591
Total			36,481,492
Supermarkets 0.1%
Ahold Finance U.S.A. LLC
05/01/2029	6.875%	1,800,000	2,365,790
Albertsons Companies LLC/Safeway, Inc./New Albertsons LP(a)
02/15/2028	5.875%	1,120,000	1,173,117
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
01/15/2027	4.625%	600,000	592,652
Kroger Co. (The)
04/15/2042	5.000%	969,000	1,080,935
01/15/2048	4.650%	3,161,000	3,479,670
Total			8,692,164
Supranational 0.2%
Corporación Andina de Fomento
09/27/2021	2.125%	4,640,000	4,623,533
06/15/2022	4.375%	400,000	419,332
01/06/2023	2.750%	3,000,000	3,029,045
Inter-American Development Bank
10/15/2025	6.800%	2,500,000	3,133,783
07/15/2027	6.750%	4,000,000	5,210,003
International Bank for Reconstruction & Development(i)
09/17/2030	0.000%	1,550,000	1,180,055
North American Development Bank
10/26/2022	2.400%	1,950,000	1,966,478
Total			19,562,229
Technology 1.3%
Amphenol Corp.
04/01/2024	3.200%	416,000	430,900
02/15/2030	2.800%	3,715,000	3,687,551
Analog Devices, Inc.
12/05/2026	3.500%	363,000	382,583
Apple, Inc.
02/09/2022	2.150%	3,460,000	3,486,805
02/09/2022	2.500%	540,000	548,306
01/13/2023	2.400%	3,464,000	3,515,283
05/11/2027	3.200%	3,025,000	3,211,196
09/12/2047	3.750%	1,849,000	2,062,946
Broadcom Corp./Cayman Finance Ltd.
01/15/2020	2.375%	2,240,000	2,240,330
01/15/2022	3.000%	2,255,000	2,281,053
Broadcom, Inc.(a)
10/15/2022	3.125%	7,325,000	7,451,172
CommScope Finance LLC(a)
03/01/2026	6.000%	675,000	707,799
CommScope Technologies LLC(a)
06/15/2025	6.000%	3,200,000	3,091,084
03/15/2027	5.000%	1,625,000	1,424,440
Corning, Inc.
11/15/2057	4.375%	1,970,000	1,957,177
11/15/2079	5.450%	465,000	508,808
Dell International LLC/EMC Corp.(a)
06/15/2026	6.020%	870,000	994,400

34	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Equifax, Inc.
12/01/2024	2.600%	3,255,000	3,265,839
Everi Payments, Inc.(a)
12/15/2025	7.500%	1,500,000	1,586,573
Fiserv, Inc.
07/01/2026	3.200%	1,249,000	1,294,862
Flex Ltd.
06/15/2029	4.875%	4,815,000	5,199,860
Genpact Luxembourg SARL
04/01/2022	3.700%	3,425,000	3,477,544
Global Payments, Inc.
02/15/2025	2.650%	890,000	895,146
Hewlett Packard Enterprise Co.(k)
10/15/2020	3.600%	690,000	698,176
Hewlett-Packard Enterprise Co.
10/05/2021	3.500%	155,000	158,738
HP, Inc.
06/01/2021	4.300%	1,671,000	1,720,972
IBM Credit LLC
02/06/2023	3.000%	1,226,000	1,260,675
Infor US, Inc.
05/15/2022	6.500%	350,000	356,754
Intel Corp.
11/15/2029	2.450%	4,470,000	4,479,314
11/15/2049	3.250%	5,880,000	5,991,175
International Business Machines Corp.
05/15/2026	3.300%	4,430,000	4,667,045
Jabil, Inc.
12/15/2020	5.625%	1,000,000	1,030,941
Marvell Technology Group Ltd.
06/22/2023	4.200%	3,740,000	3,936,621
Microchip Technology, Inc.
06/01/2021	3.922%	1,845,000	1,883,109
Microsoft Corp.
11/03/2045	4.450%	1,443,000	1,815,922
08/08/2046	3.700%	3,157,000	3,597,603
02/12/2055	4.000%	960,000	1,146,553
02/06/2057	4.500%	3,330,000	4,317,488
NXP BV/Funding LLC(a)
06/01/2021	4.125%	850,000	870,946
Oracle Corp.
11/15/2047	4.000%	1,557,000	1,743,250
Panasonic Corp.(a)
07/19/2022	2.536%	3,975,000	4,002,479
PayPal Holdings, Inc.
10/01/2029	2.850%	1,385,000	1,386,492
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Refinitiv US Holdings, Inc.(a)
11/15/2026	8.250%	1,750,000	1,964,632
Seagate HDD Cayman
03/01/2024	4.875%	2,305,000	2,441,958
Sensata Technologies UK Financing Co. PLC(a)
02/15/2026	6.250%	2,825,000	3,037,137
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	644,000	689,293
Texas Instruments, Inc.
09/04/2029	2.250%	985,000	970,520
03/15/2039	3.875%	675,000	770,210
Total			108,639,660
Tobacco 0.2%
Altria Group, Inc.
01/31/2024	4.000%	750,000	791,420
02/14/2029	4.800%	500,000	552,925
02/14/2039	5.800%	310,000	363,798
02/14/2049	5.950%	308,000	370,739
BAT Capital Corp.
09/06/2029	3.462%	569,000	566,807
08/15/2037	4.390%	700,000	697,105
08/15/2047	4.540%	1,705,000	1,675,365
09/06/2049	4.758%	3,860,000	3,901,237
Imperial Brands Finance PLC(a)
07/21/2022	3.750%	1,007,000	1,036,781
Philip Morris International, Inc.
08/21/2042	3.875%	569,000	595,899
Reynolds American, Inc.
06/12/2025	4.450%	1,325,000	1,418,881
08/04/2041	7.000%	1,170,000	1,423,391
09/15/2043	6.150%	520,000	595,375
08/15/2045	5.850%	3,390,000	3,832,149
Total			17,821,872
Transportation Services 0.4%
ERAC U.S.A. Finance LLC(a)
10/01/2020	5.250%	2,500,000	2,568,604
11/15/2024	3.850%	2,500,000	2,659,188
12/01/2026	3.300%	3,435,000	3,560,948
03/15/2042	5.625%	1,689,000	2,152,602
11/01/2046	4.200%	1,041,000	1,129,435
FedEx Corp.
02/01/2035	3.900%	392,000	405,535
02/15/2048	4.050%	1,257,000	1,233,825
Penske Truck Leasing Co., LP/Finance Corp.(a)
04/01/2021	3.300%	2,000,000	2,027,191
02/01/2022	3.375%	1,200,000	1,225,203
08/01/2023	4.125%	5,245,000	5,539,771
01/29/2026	4.450%	1,120,000	1,210,667

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	35

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ryder System, Inc.
06/01/2021	3.500%	802,000	816,556
06/09/2023	3.750%	2,365,000	2,467,577
12/01/2023	3.875%	2,315,000	2,437,941
TTX Co.(a)
01/15/2025	3.600%	1,620,000	1,708,980
United Parcel Service, Inc.
04/01/2023	2.500%	1,857,000	1,884,124
Vinci SA(a)
04/10/2029	3.750%	513,000	563,916
Total			33,592,063
Wireless 0.4%
America Movil SAB de CV
03/30/2020	5.000%	87,000	87,768
07/16/2022	3.125%	200,000	204,880
American Tower Corp.
02/15/2024	5.000%	665,000	731,688
01/15/2027	2.750%	445,000	443,393
10/15/2049	3.700%	880,000	876,010
Digicel Group One Ltd.(a)
12/30/2022	8.250%	308,000	176,448
Digicel Group Two Ltd.(a)
09/30/2022	8.250%	292,000	73,102
Rogers Communications, Inc.
11/15/2049	3.700%	2,145,000	2,205,130
SK Telecom Co., Ltd.(a)
04/16/2023	3.750%	2,490,000	2,588,879
Sprint Capital Corp.
11/15/2028	6.875%	700,000	746,120
03/15/2032	8.750%	325,000	387,869
Sprint Communications, Inc.(a)
03/01/2020	7.000%	1,805,000	1,822,207
Sprint Corp.
09/15/2023	7.875%	525,000	577,184
06/15/2024	7.125%	425,000	458,157
02/15/2025	7.625%	462,000	505,735
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%	6,805,000	6,864,284
03/20/2025	4.738%	6,340,000	6,723,180
T-Mobile U.S.A., Inc.
03/01/2023	6.000%	524,000	534,118
01/15/2024	6.500%	925,000	958,564
04/15/2024	6.000%	837,000	870,150
02/01/2028	4.750%	961,000	1,009,053
Vodafone Group PLC
05/30/2048	5.250%	3,815,000	4,552,784
06/19/2049	4.875%	2,755,000	3,153,377
Total			36,550,080
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.8%
AT&T, Inc.
06/01/2024	3.550%	895,000	936,722
02/15/2030	4.300%	550,000	604,489
03/01/2037	5.250%	7,735,000	9,168,097
03/01/2039	4.850%	5,326,000	6,089,300
09/01/2040	5.350%	700,000	838,287
06/15/2044	4.800%	4,630,000	5,219,046
11/15/2046	5.150%	2,390,000	2,803,728
03/01/2047	5.450%	175,000	214,142
03/09/2049	4.550%	9,000,000	9,854,658
02/15/2050	5.150%	2,300,000	2,745,064
British Telecommunications PLC(a)
11/08/2029	3.250%	7,715,000	7,645,189
C&W Senior Financing DAC(a)
09/15/2027	6.875%	385,000	407,179
CenturyLink, Inc.
04/01/2020	5.625%	2,500,000	2,525,134
Embarq Corp.
06/01/2036	7.995%	1,900,000	1,929,230
Level 3 Financing, Inc.(a)
09/15/2027	4.625%	461,000	469,388
Qwest Corp.
09/15/2025	7.250%	3,978,000	4,557,453
Telecom Italia Capital SA
06/04/2038	7.721%	755,000	927,780
Verizon Communications, Inc.
02/15/2025	3.376%	622,000	656,804
03/16/2027	4.125%	2,733,000	3,037,106
12/03/2029	4.016%	530,000	591,458
08/10/2033	4.500%	1,630,000	1,908,187
11/01/2034	4.400%	2,000,000	2,320,678
08/21/2046	4.862%	3,480,000	4,358,025
09/15/2048	4.522%	1,570,000	1,892,485
Total			71,699,629
Total Corporate Bonds & Notes (Cost $2,510,504,714)			2,628,456,803

Foreign Government Obligations(m) 2.9%

Argentina 0.1%
Argentine Republic Government International Bond
04/22/2021	6.875%	3,950,000	1,778,339
01/26/2022	5.625%	550,000	236,558
01/11/2023	4.625%	3,875,000	1,561,878
04/22/2026	7.500%	2,000,000	870,194
01/26/2027	6.875%	700,000	283,868
Argentine Republic Government International Bond(l)
12/31/2033	0.000%	2,537,689	1,248,385

36	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Argentine Republic Government International Bond(k)
12/31/2033	8.280%	1,934,812	932,005
Provincia de Buenos Aires(a)
06/09/2021	9.950%	3,370,000	1,304,551
02/15/2023	6.500%	1,070,000	356,748
YPF SA(a)
03/23/2021	8.500%	350,000	333,413
Total			8,905,939
Bahrain 0.0%
Bahrain Government International Bond(a)
10/12/2028	7.000%	700,000	805,554
Brazil 0.1%
Brazil Minas SPE via State of Minas Gerais(a)
02/15/2028	5.333%	2,610,000	2,793,812
Brazilian Government International Bond
04/07/2026	6.000%	750,000	869,757
01/13/2028	4.625%	2,575,000	2,746,353
01/20/2034	8.250%	150,000	204,861
01/07/2041	5.625%	800,000	882,839
Petrobras Global Finance BV
01/17/2027	7.375%	3,950,000	4,746,147
Total			12,243,769
Canada 0.2%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	2,200,000	2,228,225
Ontario Teachers’ Finance Trust(a)
04/16/2021	2.750%	1,250,000	1,265,637
Province of Alberta
03/15/2028	3.300%	3,000,000	3,281,414
Province of British Columbia
09/01/2036	7.250%	2,000,000	3,273,402
Province of Manitoba
11/30/2020	2.050%	2,500,000	2,505,899
06/22/2026	2.125%	300,000	301,979
Province of Ontario
04/14/2020	4.400%	600,000	605,503
10/17/2023	3.400%	1,130,000	1,196,708
Province of Quebec(k)
02/27/2026	7.140%	1,230,000	1,566,363
03/02/2026	7.485%	2,000,000	2,575,235
Total			18,800,365
Chile 0.0%
Corporación Nacional del Cobre de Chile(a)
09/16/2025	4.500%	500,000	542,212
08/01/2027	3.625%	740,000	772,625
11/04/2044	4.875%	200,000	230,922
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Empresa Nacional del Petroleo(a)
08/05/2026	3.750%	750,000	761,343
11/06/2029	5.250%	450,000	498,086
Total			2,805,188
China 0.0%
Industrial & Commercial Bank of China Ltd.(a),(k)
Junior Subordinated
12/31/2049	6.000%	200,000	200,245
Colombia 0.1%
Colombia Government International Bond
01/28/2026	4.500%	1,105,000	1,195,223
04/25/2027	3.875%	1,300,000	1,367,203
03/15/2029	4.500%	250,000	274,736
06/15/2045	5.000%	905,000	1,037,086
Total			3,874,248
Croatia 0.0%
Croatia Government International Bond(a)
04/04/2023	5.500%	500,000	551,874
01/26/2024	6.000%	500,000	573,955
01/26/2024	6.000%	300,000	344,373
Total			1,470,202
Dominican Republic 0.1%
Dominican Republic International Bond(a)
05/06/2021	7.500%	2,666,667	2,775,292
05/06/2021	7.500%	66,667	69,382
01/27/2025	5.500%	100,000	106,390
01/27/2025	5.500%	100,000	106,390
01/29/2026	6.875%	1,000,000	1,130,343
01/25/2027	5.950%	450,000	488,168
07/19/2028	6.000%	1,400,000	1,528,482
07/19/2028	6.000%	1,275,000	1,392,010
Total			7,596,457
Ecuador 0.0%
Ecuador Government International Bond(a)
03/24/2020	10.500%	267,000	260,992
Egypt 0.1%
Egypt Government International Bond(a)
02/21/2023	5.577%	650,000	673,079
06/11/2025	5.875%	250,000	260,838
02/21/2028	6.588%	3,900,000	3,981,172
Total			4,915,089
El Salvador 0.0%
El Salvador Government International Bond(a)
12/01/2019	7.375%	1,195,000	1,195,153

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	37

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Finland 0.0%
Republic of Finland
02/15/2026	6.950%	1,500,000	1,902,298
France 0.0%
Dexia Credit Local SA(a)
09/26/2023	3.250%	1,500,000	1,572,125
Hong Kong 0.0%
CNAC HK Finbridge Co., Ltd(a)
03/14/2028	5.125%	1,850,000	2,079,728
Hungary 0.0%
Hungary Government International Bond
03/29/2021	6.375%	546,000	577,615
11/22/2023	5.750%	2,000,000	2,256,140
Total			2,833,755
India 0.0%
Export-Import Bank of India(a)
08/05/2026	3.375%	860,000	879,625
02/01/2028	3.875%	1,025,000	1,079,292
Total			1,958,917
Indonesia 0.2%
Indonesia Government International Bond(a)
01/17/2038	7.750%	1,000,000	1,492,393
Perusahaan Penerbit SBSN Indonesia III(a)
03/01/2028	4.400%	500,000	544,452
02/20/2029	4.450%	1,400,000	1,536,026
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%	770,000	937,451
PT Pertamina Persero(a)
05/20/2043	5.625%	250,000	287,629
PT Perusahaan Gas Negara Persero Tbk(a)
05/16/2024	5.125%	925,000	1,004,011
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%	5,000,000	5,245,079
05/21/2028	5.450%	2,000,000	2,293,888
05/21/2028	5.450%	500,000	573,472
01/25/2029	5.375%	200,000	229,558
Total			14,143,959
Iraq 0.0%
Iraq International Bond(a)
03/09/2023	6.752%	1,300,000	1,314,007
01/15/2028	5.800%	750,000	724,379
Total			2,038,386
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Israel 0.0%
Israel Electric Corp., Ltd.(a)
08/14/2028	4.250%	3,100,000	3,370,277
Italy 0.4%
Republic of Italy
09/27/2023	6.875%	15,850,000	18,225,521
Republic of Italy Government International Bond
10/17/2024	2.375%	6,100,000	5,984,194
06/15/2033	5.375%	8,270,000	9,710,389
Total			33,920,104
Ivory Coast 0.0%
Ivory Coast Government International Bond(a),(k)
12/31/2032	5.750%	880,000	863,987
Japan 0.1%
Japan Bank for International Cooperation
02/24/2020	2.250%	1,400,000	1,401,001
05/23/2024	2.500%	600,000	613,171
Japan Finance Organization for Municipalities(a)
04/20/2022	2.625%	1,600,000	1,623,260
03/12/2024	3.000%	400,000	415,521
Total			4,052,953
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2025	4.750%	950,000	1,035,371
04/19/2027	4.750%	1,725,000	1,882,673
04/19/2027	4.750%	300,000	327,421
04/24/2030	5.375%	2,050,000	2,364,861
04/24/2030	5.375%	500,000	576,795
Total			6,187,121
Kenya 0.0%
Kenya Government International Bond(a)
05/22/2027	7.000%	400,000	418,002
Mexico 0.6%
Banco Nacional de Comercio Exterior SNC(a),(k)
Subordinated
08/11/2026	3.800%	400,000	406,012
Mexico City Airport Trust(a)
10/31/2026	4.250%	1,435,000	1,481,954
07/31/2047	5.500%	2,150,000	2,153,698
Mexico Government International Bond
01/11/2028	3.750%	600,000	622,398
04/22/2029	4.500%	1,500,000	1,645,388

38	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pemex Project Funding Master Trust
03/05/2020	6.000%	3,000,000	3,027,820
01/21/2021	5.500%	1,600,000	1,645,407
06/15/2038	6.625%	50,000	49,016
Petroleos Mexicanos
12/20/2022	1.700%	358,750	352,220
08/04/2026	6.875%	4,810,000	5,209,795
03/13/2027	6.500%	13,323,000	13,943,295
01/23/2029	6.500%	3,940,000	4,037,338
06/15/2035	6.625%	1,850,000	1,862,296
01/23/2045	6.375%	940,000	899,918
01/23/2046	5.625%	300,000	265,840
09/21/2047	6.750%	7,669,000	7,563,618
02/12/2048	6.350%	770,000	726,603
Petroleos Mexicanos(a)
01/23/2050	7.690%	3,111,000	3,342,376
Total			49,234,992
Netherlands 0.0%
Petrobras Global Finance BV
02/01/2029	5.750%	1,700,000	1,871,103
03/19/2049	6.900%	1,000,000	1,145,531
Total			3,016,634
Norway 0.1%
Equinor ASA
11/18/2049	3.250%	6,160,000	6,351,412
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%	942,000	944,345
Panama 0.0%
Panama Government International Bond
09/22/2024	4.000%	400,000	427,423
03/16/2025	3.750%	200,000	211,939
01/26/2036	6.700%	840,000	1,182,820
Total			1,822,182
Paraguay 0.0%
Paraguay Government International Bond(a)
01/25/2023	4.625%	400,000	421,970
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2025	4.750%	1,070,000	1,168,862
Peruvian Government International Bond
03/14/2037	6.550%	1,785,000	2,599,086
11/18/2050	5.625%	150,000	218,998
Petroleos del Peru SA(a)
06/19/2032	4.750%	3,150,000	3,401,523
Total			7,388,469
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Philippines 0.0%
Philippine Government International Bond
01/15/2032	6.375%	400,000	543,438
10/23/2034	6.375%	275,000	389,261
Total			932,699
Poland 0.0%
Poland Government International Bond
03/17/2023	3.000%	300,000	309,307
Qatar 0.1%
Nakilat, Inc.(a)
12/31/2033	6.067%	1,164,000	1,420,080
Qatar Government International Bond(a)
04/23/2028	4.500%	840,000	963,159
04/23/2048	5.103%	1,910,000	2,450,342
Ras Laffan Liquefied Natural Gas Co., Ltd. II(a)
09/30/2020	5.298%	183,844	186,516
Total			5,020,097
Romania 0.1%
Romanian Government International Bond(a)
08/22/2023	4.375%	150,000	159,498
06/15/2048	5.125%	4,400,000	5,047,614
Total			5,207,112
Russian Federation 0.1%
Russian Foreign Bond - Eurobond(a)
09/16/2023	4.875%	200,000	219,528
05/27/2026	4.750%	1,600,000	1,774,848
06/23/2027	4.250%	1,000,000	1,086,104
04/04/2042	5.625%	800,000	1,014,890
Total			4,095,370
Saudi Arabia 0.0%
Saudi Arabia Government International Bond(a)
04/17/2025	4.000%	2,530,000	2,718,314
Saudi Government International Bond(a)
04/17/2030	4.500%	750,000	849,436
10/26/2046	4.500%	230,000	256,157
Total			3,823,907
South Africa 0.1%
Eskom Holdings SOC Ltd.(a)
01/26/2021	5.750%	2,300,000	2,297,212
01/26/2021	5.750%	1,000,000	998,788
08/06/2023	6.750%	200,000	201,491
02/11/2025	7.125%	950,000	958,180
08/10/2028	6.350%	1,400,000	1,482,819

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	39

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Republic of South Africa Government International Bond
10/12/2028	4.300%	1,225,000	1,189,084
09/30/2029	4.850%	450,000	445,205
South Africa Government International Bond
01/17/2024	4.665%	640,000	665,926
Total			8,238,705
South Korea 0.0%
Export-Import Bank of Korea
12/30/2020	2.625%	400,000	402,385
Korea Development Bank (The)
03/11/2020	2.500%	300,000	300,366
09/14/2022	3.000%	200,000	204,932
Total			907,683
Turkey 0.1%
Turkey Government International Bond
03/30/2021	5.625%	3,400,000	3,494,312
03/23/2023	3.250%	680,000	646,954
02/05/2025	7.375%	1,479,000	1,595,840
Total			5,737,106
Ukraine 0.1%
Ukraine Government International Bond(a)
09/01/2020	7.750%	595,000	611,640
09/01/2021	7.750%	2,710,000	2,838,725
09/01/2022	7.750%	2,410,000	2,556,153
02/01/2024	8.994%	1,400,000	1,542,365
Total			7,548,883
United Arab Emirates 0.0%
DP World Crescent Ltd.(a)
09/26/2028	4.848%	740,000	809,066
DP World Ltd.(a)
07/02/2037	6.850%	300,000	393,923
Total			1,202,989
United States 0.0%
Citgo Holding, Inc.(a)
08/01/2024	9.250%	375,000	393,748
Uruguay 0.0%
Uruguay Government International Bond
01/23/2031	4.375%	615,000	681,368
Foreign Government Obligations(m) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Virgin Islands 0.0%
Sinopec Group Overseas Development Ltd.(a)
04/28/2025	3.250%	400,000	411,426
04/28/2025	3.250%	300,000	308,569
Total			719,995
Total Foreign Government Obligations (Cost $249,927,105)			252,413,786

Inflation-Indexed Bonds 1.6%

United States 1.6%
U.S. Treasury Inflation-Indexed Bond
07/15/2024	0.125%	3,487,225	3,486,705
10/15/2024	0.125%	8,886,482	8,893,177
07/15/2026	0.125%	6,855,232	6,848,155
07/15/2029	0.250%	88,134,269	88,852,714
02/15/2049	1.000%	23,530,850	26,692,657
Total			134,773,408
Total Inflation-Indexed Bonds (Cost $133,843,240)			134,773,408

Municipal Bonds 0.4%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 0.1%
Chicago O’Hare International Airport
Refunding Revenue Bonds
Taxable Senior Lien
Series 2018C
01/01/2049	4.472%	1,630,000	2,028,274
01/01/2054	4.572%	1,630,000	2,042,031
Total			4,070,305
Higher Education 0.1%
University of California
Refunding Revenue Bonds
Taxable General
Series 2017AX
07/01/2025	3.063%	5,700,000	5,964,537
University of Texas System (The)
Revenue Bonds
Taxable Permanent University Fund
Series 2017
07/01/2047	3.376%	3,025,000	3,273,594
University of Virginia
Revenue Bonds
Taxable
Series 2017C
09/01/2117	4.179%	725,000	898,203
Total			10,136,334

40	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.1%
City of New York
Unlimited General Obligation Bonds
Series 2010 (BAM)
03/01/2036	5.968%	3,100,000	4,201,740
Los Angeles Unified School District
Unlimited General Obligation Bonds
Taxable Build America Bonds
Series 2009
07/01/2034	5.750%	2,685,000	3,489,238
Total			7,690,978
Municipal Power 0.0%
Los Angeles Department of Water & Power System
Revenue Bonds
Series 2010 (BAM)
07/01/2045	6.574%	1,595,000	2,496,255
Sales Tax 0.0%
Puerto Rico Sales Tax Financing Corp. Sales Tax(n)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	2,740,000	2,872,205
Special Non Property Tax 0.0%
State of Illinois
Revenue Bonds
Taxable Sales Tax
Series 2013
06/15/2028	3.350%	2,500,000	2,503,850
State General Obligation 0.0%
State of California
Unlimited General Obligation Bonds
Build America Bonds
Series 2010
03/01/2040	7.625%	800,000	1,292,664
Turnpike / Bridge / Toll Road 0.1%
Bay Area Toll Authority
Revenue Bonds
Series 2009 (BAM)
04/01/2049	6.263%	1,920,000	3,006,183
Pennsylvania Turnpike Commission
Revenue Bonds
Build America Bonds
Series 2009
12/01/2039	6.105%	1,620,000	2,232,311
Total			5,238,494
Total Municipal Bonds (Cost $33,308,931)			36,301,085

Residential Mortgage-Backed Securities - Agency 22.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2021	9.000%	4	4
03/01/2022- 08/01/2022	8.500%	2,508	2,584
08/01/2024- 02/01/2025	8.000%	14,143	15,134
10/01/2028- 07/01/2032	7.000%	207,027	236,404
03/01/2031- 03/01/2047	3.000%	52,474,833	53,746,556
10/01/2031- 07/01/2037	6.000%	682,317	786,376
02/01/2032	2.500%	20,072,716	20,368,298
04/01/2033- 09/01/2039	5.500%	1,311,981	1,469,921
05/01/2033- 05/01/2049	3.500%	155,875,799	163,124,671
10/01/2039- 08/01/2048	5.000%	3,377,050	3,631,180
09/01/2040- 01/01/2049	4.000%	32,073,177	34,094,425
09/01/2040- 10/01/2048	4.500%	15,710,725	16,612,273
CMO Series 2060 Class Z
05/15/2028	6.500%	157,472	175,307
CMO Series 2310 Class Z
04/15/2031	6.000%	122,189	137,657
CMO Series 2725 Class TA
12/15/2033	4.500%	1,525,000	1,726,233
CMO Series 2882 Class ZC
11/15/2034	6.000%	4,930,217	5,621,689
CMO Series 2953 Class LZ
03/15/2035	6.000%	2,405,619	3,012,016
CMO Series 3028 Class ZE
09/15/2035	5.500%	124,016	155,330
CMO Series 3032 Class PZ
09/15/2035	5.800%	295,073	400,987
CMO Series 3071 Class ZP
11/15/2035	5.500%	6,511,030	8,067,478
CMO Series 3121 Class EZ
03/15/2036	6.000%	139,274	158,725
CMO Series 3181 Class AZ
07/15/2036	6.500%	84,689	95,628
CMO Series 353 Class 300
12/15/2046	3.000%	12,304,011	12,623,195
CMO Series 3740 Class BA
10/15/2040	4.000%	3,000,000	3,308,117
CMO Series 3741 Class PD
10/15/2040	4.000%	1,855,000	2,041,049

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	41

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 3747 Class HY
10/15/2040	4.500%	2,991,000	3,464,387
CMO Series 3753 Class KZ
11/15/2040	4.500%	6,117,017	6,913,454
CMO Series 3769 Class ZC
12/15/2040	4.500%	7,255,383	7,918,575
CMO Series 3809 Class HZ
02/15/2041	4.000%	2,501,020	2,734,977
CMO Series 3841 Class JZ
04/15/2041	5.000%	755,794	873,149
CMO Series 3888 Class ZG
07/15/2041	4.000%	1,522,566	1,625,580
CMO Series 3926 Class NY
09/15/2041	4.000%	1,000,000	1,072,926
CMO Series 3928 Class MB
09/15/2041	4.500%	2,435,000	2,667,076
CMO Series 3934 Class CB
10/15/2041	4.000%	6,000,000	6,425,823
CMO Series 3963 Class JB
11/15/2041	4.500%	7,142,422	8,116,514
CMO Series 3982 Class TZ
01/15/2042	4.000%	1,367,265	1,507,145
CMO Series 4013 Class PL
03/15/2042	3.500%	1,281,000	1,437,579
CMO Series 4027 Class AB
12/15/2040	4.000%	3,954,374	4,176,264
CMO Series 4034 Class PB
04/15/2042	4.500%	730,566	897,760
CMO Series 4057 Class ZB
06/15/2042	3.500%	5,183,600	5,453,034
CMO Series 4057 Class ZL
06/15/2042	3.500%	9,916,969	10,556,607
CMO Series 4059 Class DY
06/15/2042	3.500%	5,074,000	5,501,717
CMO Series 4077 Class KM
11/15/2041	3.500%	788,520	817,924
CMO Series 4091 Class KB
08/15/2042	3.000%	6,500,000	6,707,461
CMO Series 4182 Class QN
02/15/2033	3.000%	4,421,423	4,525,715
CMO Series 4247 Class AY
09/15/2043	4.500%	1,500,000	1,778,413
CMO Series 4361 Class VB
02/15/2038	3.000%	6,183,756	6,212,222
CMO Series 4396 Class PZ
06/15/2037	3.000%	719,821	732,531
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4421 Class PB
12/15/2044	4.000%	5,941,237	6,563,533
CMO Series 4440 Class ZX
01/15/2045	4.000%	10,879,808	11,959,592
CMO Series 4463 Class ZA
04/15/2045	4.000%	4,803,394	5,274,738
CMO Series 4495 Class PA
09/15/2043	3.500%	465,819	483,913
CMO Series 4496 Class PZ
07/15/2045	2.500%	638,490	609,107
CMO Series 4627 Class PL
10/15/2046	3.000%	2,541,000	2,687,675
CMO Series 4649 Class BP
01/15/2047	3.500%	2,286,452	2,389,031
CMO Series 4745 Class VD
01/15/2040	4.000%	5,493,630	5,839,133
CMO Series 4758 Class HA
06/15/2045	4.000%	3,596,291	3,672,996
CMO Series 4767 Class HN
03/15/2048	3.500%	4,621,584	4,814,856
CMO Series 4771 Class HZ
03/15/2048	3.500%	8,504,559	8,891,762
CMO Series 4774 Class KA
12/15/2045	4.500%	6,741,043	6,950,215
CMO Series 4776 Class DW
09/15/2044	4.000%	10,000,000	10,462,151
CMO Series 4787 Class PY
05/15/2048	4.000%	3,600,000	3,767,561
CMO Series 4793 Class CD
06/15/2048	3.000%	4,328,899	4,372,941
CMO Series 4800 Class KG
11/15/2045	3.500%	5,000,000	5,112,947
CMO Series 4830 Class AP
02/15/2047	4.000%	8,707,801	9,138,800
CMO Series 4839 Class A
04/15/2051	4.000%	5,832,112	6,173,102
CMO Series 4846 Class MC
06/15/2046	4.000%	15,162,190	15,395,788
Federal Home Loan Mortgage Corp.(b)
CMO Series 1486 Class FA
1-month USD LIBOR + 1.300% Floor 1.300%, Cap 10.000% 04/15/2023	3.065%	217,422	220,628
CMO Series 2380 Class F
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 8.500% 11/15/2031	2.215%	272,716	273,812

42	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2557 Class FG
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 8.000% 01/15/2033	2.165%	588,705	590,197
CMO Series 2962 Class PF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 7.000% 03/15/2035	2.015%	279,486	277,962
CMO Series 2981 Class FU
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 05/15/2030	1.965%	464,473	462,605
CMO Series 3065 Class EB
-3.0 x 1-month USD LIBOR + 19.890% Cap 19.890% 11/15/2035	14.594%	564,134	815,381
CMO Series 3081 Class GC
-3.7 x 1-month USD LIBOR + 23.833% Cap 23.833% 12/15/2035	17.360%	992,687	1,492,660
CMO Series 3085 Class FV
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 8.000% 08/15/2035	2.465%	1,040,788	1,056,888
CMO Series 3564 Class FC
1-month USD LIBOR + 1.250% Floor 1.250%, Cap 6.500% 01/15/2037	3.031%	395,033	409,232
CMO Series 3785 Class LS
-2.0 x 1-month USD LIBOR + 9.900% Cap 9.900% 01/15/2041	6.369%	2,032,007	2,419,969
CMO Series 3852 Class QN
-3.6 x 1-month USD LIBOR + 27.211% Cap 5.500% 05/15/2041	5.500%	62,209	65,754
CMO Series 3973 Class FP
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 12/15/2026	2.065%	763,046	764,623
CMO Series 4048 Class FJ
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 9,999.000% 07/15/2037	2.432%	409,168	408,908
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 4203 Class QF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 6.500% 05/15/2043	2.015%	4,508,586	4,477,629
CMO Series 4238 Class FD
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 02/15/2042	2.065%	2,037,458	2,040,421
CMO Series 4311 Class PF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 6.500% 06/15/2042	2.115%	210,931	211,178
CMO Series 4364 Class FE
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 12/15/2039	2.065%	380,278	380,608
Federal Home Loan Mortgage Corp.(b),(e)
CMO Series 2013-4258 Class SJ
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 10/15/2043	4.885%	8,271,439	1,570,674
CMO Series 2014-4313 Class MS
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/15/2039	4.385%	10,907,598	1,532,821
CMO Series 3404 Class AS
-1.0 x 1-month USD LIBOR + 5.895% Cap 5.895% 01/15/2038	4.130%	3,274,127	505,525
CMO Series 3578 Class DI
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 04/15/2036	4.885%	5,018,148	897,218
CMO Series 3892 Class SC
-1.0 x 1-month USD LIBOR + 5.950% Cap 5.950% 07/15/2041	4.185%	7,653,339	1,272,299
CMO Series 4087 Class SC
-1.0 x 1-month USD LIBOR + 5.550% Cap 5.550% 07/15/2042	3.785%	10,070,378	1,450,278
CMO Series 4910 Class SG
1-month LIBID + 6.050% Cap 6.050% 09/25/2049	4.342%	36,010,679	7,870,109

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	43

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(d),(e)
CMO Series 3833 Class LI
10/15/2040	2.199%	14,379,440	717,077
Federal Home Loan Mortgage Corp.(e)
CMO Series 4146 Class IA
12/15/2032	3.500%	11,073,385	1,364,223
CMO Series 4186 Class IB
03/15/2033	3.000%	10,981,247	1,203,999
CMO Series 4627 Class PI
05/15/2044	3.500%	11,412,326	1,151,512
CMO Series 4698 Class BI
07/15/2047	5.000%	28,777,180	5,368,311
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(d),(e)
CMO Series K051 Class X1
09/25/2025	0.681%	18,775,893	516,987
CMO Series K058 Class X1
08/25/2026	1.055%	2,455,933	131,546
CMO Series KW02 Class X1
12/25/2026	0.445%	11,507,422	164,228
Federal National Mortgage Association
04/01/2023	8.500%	70	71
06/01/2024	9.000%	891	899
02/01/2025- 08/01/2027	8.000%	30,540	33,393
03/01/2026- 07/01/2038	7.000%	671,627	780,298
04/01/2027- 06/01/2032	7.500%	53,338	59,437
05/01/2029- 10/01/2040	6.000%	2,309,485	2,644,369
08/01/2029- 11/01/2049	3.000%	122,801,439	125,442,389
06/01/2030	4.960%	1,027,158	1,192,998
01/01/2031- 11/01/2046	2.500%	5,309,037	5,350,493
03/01/2033- 04/01/2041	5.500%	1,157,073	1,292,925
10/01/2033- 10/01/2049	3.500%	246,132,640	256,422,668
07/01/2039- 10/01/2041	5.000%	4,578,838	5,049,027
10/01/2040- 12/01/2048	4.500%	20,507,930	21,744,337
02/01/2041- 06/01/2049	4.000%	105,772,930	112,088,740
CMO Series 2003-22 Class Z
04/25/2033	6.000%	162,607	183,038
CMO Series 2003-33 Class PT
05/25/2033	4.500%	11,973	12,998
CMO Series 2003-82 Class Z
08/25/2033	5.500%	164,021	184,067
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2005-110 Class GL
12/25/2035	5.500%	1,893,101	2,127,268
CMO Series 2005-68 Class KZ
08/25/2035	5.750%	15,724,127	17,862,598
CMO Series 2007-50 Class DZ
06/25/2037	5.500%	943,547	1,064,648
CMO Series 2009-100 Class PL
12/25/2039	5.000%	770,652	913,679
CMO Series 2009-111 Class DA
12/25/2039	5.000%	37,066	37,381
CMO Series 2010-134 Class DB
12/25/2040	4.500%	10,000,000	11,363,053
CMO Series 2010-139 Class HA
11/25/2040	4.000%	2,000,000	2,189,518
CMO Series 2010-37 Class A1
05/25/2035	5.410%	836,194	871,532
CMO Series 2010-81 Class PB
08/25/2040	5.000%	829,499	975,596
CMO Series 2011-18 Class ZK
03/25/2041	4.000%	7,686,654	8,206,093
CMO Series 2011-53 Class WT
06/25/2041	4.500%	668,577	731,523
CMO Series 2012-103 Class PY
09/25/2042	3.000%	1,000,000	1,037,611
CMO Series 2012-112 Class DA
10/25/2042	3.000%	17,964,405	18,248,474
CMO Series 2012-121 Class GZ
11/25/2042	3.500%	11,912,285	12,783,913
CMO Series 2012-68 Class ZA
07/25/2042	3.500%	8,515,792	9,168,057
CMO Series 2013-106 Class LA
08/25/2041	4.000%	3,780,267	4,024,276
CMO Series 2013-126 Class ZA
07/25/2032	4.000%	14,295,846	15,191,236
CMO Series 2013-15 Class BL
03/25/2043	2.500%	2,323,879	2,257,910
CMO Series 2013-16 Class GD
03/25/2033	3.000%	9,511,587	9,581,918
CMO Series 2013-17 Class JP
03/25/2043	3.000%	650,000	670,335
CMO Series 2013-66 Class AP
05/25/2043	6.000%	1,441,954	1,637,136
CMO Series 2015-18 Class NB
04/25/2045	3.000%	2,002,796	2,065,446
CMO Series 2016-25 Class LB
05/25/2046	3.000%	5,000,000	5,185,021

44	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-9 Class A
09/25/2043	3.000%	618,265	626,272
CMO Series 2017-107 Class JM
01/25/2048	3.000%	6,445,481	6,527,057
CMO Series 2017-82 Class ML
10/25/2047	4.000%	546,948	635,113
CMO Series 2017-82 Class PL
10/25/2047	3.000%	1,062,000	1,070,428
CMO Series 2017-89 Class CY
11/25/2047	3.000%	2,377,511	2,509,987
CMO Series 2018-38 Class PA
06/25/2047	3.500%	3,038,989	3,116,007
CMO Series 2018-55 Class PA
01/25/2047	3.500%	11,554,052	11,905,632
CMO Series 2018-64 Class ET
09/25/2048	3.000%	8,408,507	8,552,345
CMO Series 2018-94D Class KD
12/25/2048	3.500%	6,208,725	6,294,161
CMO Series 98-17 Class Z
04/18/2028	6.500%	145,206	161,597
Federal National Mortgage Association(b)
6-month USD LIBOR + 1.445% Floor 1.445%, Cap 9.864% 04/01/2034	3.863%	93,035	95,666
CMO Series 2002-59 Class HF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 8.000% 08/17/2032	2.113%	221,931	222,121
CMO Series 2003-134 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 9.500% 12/25/2032	2.308%	1,607,170	1,625,124
CMO Series 2004-93 Class FC
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 8.000% 12/25/2034	1.908%	839,486	836,452
CMO Series 2006-71 Class SH
-2.6 x 1-month USD LIBOR + 15.738% Cap 15.738% 05/25/2035	11.258%	242,313	313,013
CMO Series 2007-90 Class F
1-month USD LIBOR + 0.490% Floor 0.490%, Cap 7.000% 09/25/2037	2.198%	358,152	359,976
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-W7 Class 1A4
-6.0 x 1-month USD LIBOR + 39.180% Cap 39.180% 07/25/2037	28.932%	101,614	172,597
CMO Series 2008-15 Class AS
-5.0 x 1-month USD LIBOR + 33.000% Cap 33.000% 08/25/2036	24.460%	526,569	936,029
CMO Series 2010-135 Class FD
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 6.500% 06/25/2039	2.208%	1,480,651	1,483,827
CMO Series 2010-142 Class HS
-2.0 x 1-month USD LIBOR + 10.000% Cap 10.000% 12/25/2040	6.437%	1,124,332	1,283,060
CMO Series 2010-150 Class FL
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 7.000% 10/25/2040	2.258%	428,419	431,088
CMO Series 2010-74 Class WF
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 7.000% 07/25/2034	2.308%	859,077	867,616
CMO Series 2010-86 Class FE
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 08/25/2025	2.158%	625,979	626,493
CMO Series 2011-99 Class KF
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 7.000% 10/25/2026	2.008%	1,201,522	1,202,394
CMO Series 2012-1 Class FA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 6.500% 02/25/2042	2.208%	2,146,107	2,154,922
CMO Series 2012-115 Class MT
-3.0 x 1-month USD LIBOR + 13.500% Cap 4.500% 10/25/2042	4.500%	2,011,880	2,030,044
CMO Series 2012-14 Class FB
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 7.000% 08/25/2037	2.158%	128,264	128,625
CMO Series 2012-47 Class HF
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 6.500% 05/25/2027	2.108%	1,137,620	1,143,386

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	45

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2012-73 Class LF
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 06/25/2039	2.158%	1,107,879	1,110,072
CMO Series 2016-32 Class GT
-4.5 x 1-month USD LIBOR + 18.000% Cap 4.500% 01/25/2043	4.500%	1,928,491	1,995,847
CMO Series 2017-82 Class FG
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 6.500% 11/25/2032	1.958%	2,073,840	2,063,372
Federal National Mortgage Association(c)
12/17/2034- 12/11/2043	2.500%	56,400,000	56,684,872
12/17/2034- 12/12/2049	3.000%	30,081,000	30,591,965
01/14/2049	5.000%	8,000,000	8,552,969
Federal National Mortgage Association(b),(e)
CMO Series 2004-29 Class PS
-1.0 x 1-month USD LIBOR + 7.600% Cap 7.600% 05/25/2034	5.892%	2,118,215	364,810
CMO Series 2006-43 Class SJ
-1.0 x 1-month USD LIBOR + 6.590% Cap 6.590% 06/25/2036	4.882%	1,671,130	246,669
CMO Series 2009-100 Class SA
-1.0 x 1-month USD LIBOR + 6.200% Cap 6.200% 12/25/2039	4.492%	5,281,878	826,082
CMO Series 2009-87 Class NS
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 11/25/2039	4.542%	8,579,559	1,466,500
CMO Series 2010-131 Class SA
-1.0 x 1-month USD LIBOR + 6.600% Cap 6.600% 11/25/2040	4.892%	6,689,932	1,386,472
CMO Series 2010-21 Class SA
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 03/25/2040	4.542%	12,778,041	2,274,785
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2010-57 Class SA
-1.0 x 1-month USD LIBOR + 6.450% Cap 6.450% 06/25/2040	4.742%	3,132,558	450,088
CMO Series 2011-47 Class GS
-1.0 x 1-month USD LIBOR + 5.930% Cap 5.930% 06/25/2041	4.222%	10,716,945	1,707,112
CMO Series 2012-17 Class MS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 03/25/2027	4.992%	6,860,584	702,510
CMO Series 2013-10 Class SJ
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 02/25/2043	4.442%	9,918,700	1,953,414
CMO Series 2013-19 Class KS
-1.0 x 3-month USD LIBOR + 6.200% Cap 6.200% 10/25/2041	4.492%	11,439,109	1,571,109
CMO Series 2013-34 Class SC
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2043	4.442%	24,649,397	5,041,945
CMO Series 2014-40 Class HS
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 07/25/2044	4.992%	6,585,187	1,432,914
CMO Series 2014-52 Class SL
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2044	4.392%	12,372,616	2,029,293
CMO Series 2015-81 Class SD
-1.0 x 1-month USD LIBOR + 6.700% Cap 6.700% 01/25/2037	4.992%	11,312,996	1,659,209
CMO Series 2016-19 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 04/25/2046	4.392%	10,332,221	1,797,017

46	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-32 Class SA
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 10/25/2034	4.392%	4,722,943	755,011
CMO Series 2016-60 Class QS
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 09/25/2046	4.392%	13,461,637	2,342,972
CMO Series 2016-60 Class SE
-1.0 x 1-month USD LIBOR + 6.250% Cap 6.250% 09/25/2046	4.542%	13,131,724	2,143,770
CMO Series 2016-82 Class SG
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 11/25/2046	4.392%	16,975,044	2,914,202
CMO Series 2016-93 Class SL
-1.0 x 1-month USD LIBOR + 6.650% Cap 6.650% 12/25/2046	4.942%	8,512,774	1,508,463
CMO Series 2017-26 Class SA
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 04/25/2047	4.442%	11,927,072	1,951,448
CMO Series 2017-57 Class SD
-1.0 x 1-month USD LIBOR + 3.950% Cap 2.750% 08/25/2047	2.242%	16,027,534	1,377,653
CMO Series 2018-61 Class SA
1-month USD LIBOR + 6.200% Cap 6.200% 08/25/2048	4.492%	6,842,646	1,167,899
CMO Series 2019-35 Class SH
-1.0 x 1-month USD LIBOR + 6.150% Cap 6.150% 07/25/2049	4.442%	30,262,681	4,666,533
CMO Series 2019-39 Class SB
-1.0 x 1-month USD LIBOR + 6.100% Cap 6.100% 08/25/2049	4.392%	31,490,702	5,046,807
Federal National Mortgage Association(e)
CMO Series 2013-16 Class MI
03/25/2043	4.000%	8,995,400	1,122,972
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-23 Class AI
03/25/2043	5.000%	13,236,054	2,464,642
CMO Series 2013-35 Class IB
04/25/2033	3.000%	13,244,275	1,502,807
CMO Series 2013-41 Class HI
02/25/2033	3.000%	14,985,340	1,451,882
CMO Series 385 Class 8
12/25/2037	5.500%	4,652,077	974,073
Federal National Mortgage Association(d)
CMO Series 2016-40 Class GA
07/25/2046	4.441%	5,193,985	5,422,553
Federal National Mortgage Association(o)
CMO Series G93-28 Class E
07/25/2022	0.000%	112,046	109,263
Government National Mortgage Association
05/15/2040- 10/20/2048	5.000%	9,794,848	10,498,204
05/20/2041- 08/20/2048	4.500%	20,223,493	21,234,741
02/15/2042- 11/20/2049	4.000%	36,793,383	38,478,199
03/20/2046- 07/20/2049	3.500%	52,257,818	54,111,294
09/20/2046- 10/20/2049	3.000%	34,913,609	35,818,879
01/20/2061	5.304%	14,876	14,886
04/20/2061	4.310%	2,249	2,430
01/20/2062	4.417%	4,994	5,066
03/20/2062	4.314%	16,797	16,810
05/20/2062	4.137%	19,667	20,140
05/20/2062	4.144%	25,374	25,591
06/20/2062	4.069%	10,161	10,228
07/20/2062	4.583%	2,828	2,989
08/20/2062	4.307%	38,262	38,527
10/20/2062	4.345%	16,312	16,548
03/20/2063	4.411%	45,831	46,281
04/20/2063	4.486%	37,410	38,039
04/20/2063	4.981%	654	668
06/20/2063	4.347%	3,037,574	3,085,626
01/20/2064	4.436%	12,305	12,490
01/20/2064	4.669%	316,342	334,812
02/20/2064	4.613%	422,688	456,737
05/20/2064	4.670%	300,646	320,960
06/20/2064	4.215%	428,212	451,192
12/20/2064	4.624%	4,100,080	4,446,945
02/20/2065	4.576%	331,669	357,431
01/20/2066	4.519%	2,623,751	2,851,305
01/20/2066	4.548%	760,037	826,826
01/20/2066	4.577%	995,824	1,080,804
02/20/2066	4.469%	3,315,019	3,627,740
02/20/2066	4.531%	2,302,107	2,511,003
04/20/2066	4.565%	2,491,587	2,714,451
07/20/2066	4.649%	494,901	533,804
08/20/2066	4.607%	1,019,843	1,127,424

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	47

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
12/20/2066	4.427%	516,278	568,323
12/20/2066	4.534%	669,859	736,998
12/20/2066	4.567%	1,974,495	2,127,637
01/20/2067	4.597%	387,447	417,471
04/20/2067	4.555%	2,802,802	3,089,577
04/20/2067	4.563%	434,279	466,709
06/20/2067	4.454%	1,886,749	2,075,294
06/20/2067	4.627%	789,838	878,562
08/20/2067	4.620%	760,805	809,859
08/20/2067	4.641%	2,248,428	2,510,772
08/20/2067	4.663%	715,357	799,498
CMO Series 2005-45 Class ZA
06/16/2035	6.000%	1,303,441	1,782,805
CMO Series 2009-104 Class YD
11/20/2039	5.000%	3,434,187	3,779,335
CMO Series 2009-55 Class LX
07/20/2039	5.000%	3,701,452	4,075,616
CMO Series 2009-67 Class DB
08/20/2039	5.000%	4,276,861	4,664,952
CMO Series 2010-120 Class AY
09/20/2040	4.000%	4,494,794	4,822,492
CMO Series 2010-135 Class PE
10/16/2040	4.000%	10,596,832	11,335,640
CMO Series 2011-22 Class PL
02/20/2041	5.000%	2,015,000	2,408,873
CMO Series 2013-116 Class BY
08/16/2043	4.000%	3,648,396	4,138,500
CMO Series 2013-170 Class WZ
11/16/2043	3.000%	796,835	815,080
CMO Series 2013-H07 Class JA
03/20/2063	1.750%	331,478	330,426
CMO Series 2014-3 Class EP
02/16/2043	2.750%	14,857,182	15,061,315
CMO Series 2018-115 Class DE
08/20/2048	3.500%	5,520,962	5,650,274
CMO Series 2018-53 Class AL
11/20/2045	3.500%	733,755	767,220
CMO Series 2019-H04 Class NA
09/20/2068	3.500%	965,586	1,021,009
Government National Mortgage Association(c)
01/21/2044	4.000%	16,300,000	16,916,089
12/19/2049	3.000%	53,041,000	54,512,059
12/19/2049	5.000%	2,550,000	2,684,722
Government National Mortgage Association(b)
1-year CMT + 1.136% 03/20/2066	2.886%	542,757	548,944
1-year CMT + 0.691% 04/20/2066	2.440%	670,204	674,187
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2003-60 Class GS
-1.7 x 1-month USD LIBOR + 12.417% Cap 12.417% 05/16/2033	9.479%	228,044	246,648
CMO Series 2006-37 Class AS
-6.0 x 1-month USD LIBOR + 39.660% Cap 39.660% 07/20/2036	29.318%	1,039,434	1,974,556
CMO Series 2010-H03 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 10.690% 03/20/2060	2.604%	861,234	861,912
CMO Series 2010-H26 Class LF
1-month USD LIBOR + 0.350% Floor 0.350%, Cap 13.898% 08/20/2058	2.347%	328,817	327,754
CMO Series 2011-114 Class KF
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 6.500% 03/20/2041	2.174%	352,630	352,688
CMO Series 2011-H03 Class FA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.650% 01/20/2061	2.497%	1,183,217	1,182,953
CMO Series 2012-H20 Class BA
1-month USD LIBOR + 0.560% Floor 0.560% 09/20/2062	2.557%	292,470	292,763
CMO Series 2012-H21 Class CF
1-month USD LIBOR + 0.700% Floor 0.700% 05/20/2061	2.697%	10,729	10,764
CMO Series 2012-H21 Class DF
1-month USD LIBOR + 0.650% Floor 0.650% 05/20/2061	2.647%	9,566	9,590
CMO Series 2012-H25 Class FA
1-month USD LIBOR + 0.700% Floor 0.700% 12/20/2061	2.697%	147,179	147,540
CMO Series 2013-115 Class EF
1-month USD LIBOR + 0.250% Floor 0.250%, Cap 6.500% 04/16/2028	2.013%	421,970	421,409
CMO Series 2013-135 Class FH
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 7.500% 09/16/2043	1.913%	1,462,414	1,461,157

48	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2013-H02 Class FD
1-month USD LIBOR + 0.340% Floor 0.340%, Cap 10.500% 12/20/2062	2.337%	398,971	397,637
CMO Series 2013-H05 Class FB
1-month USD LIBOR + 0.400% Floor 0.400% 02/20/2062	2.397%	42,630	42,514
CMO Series 2013-H08 Class BF
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 10.000% 03/20/2063	2.397%	2,110,851	2,103,369
CMO Series 2013-H14 Class FD
1-month USD LIBOR + 0.470% Floor 0.470%, Cap 11.000% 06/20/2063	2.467%	1,857,272	1,855,812
CMO Series 2013-H17 Class FA
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 11.000% 07/20/2063	2.547%	664,253	664,793
CMO Series 2013-H18 Class EA
1-month USD LIBOR + 0.500% Floor 0.500%, Cap 10.190% 07/20/2063	2.497%	665,598	665,524
CMO Series 2013-H19 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2063	2.597%	4,580,612	4,587,836
CMO Series 2015-H26 Class FC
1-month USD LIBOR + 0.600% Floor 0.600%, Cap 11.000% 08/20/2065	2.597%	467,398	468,065
CMO Series 2015-H31 Class FT
1-month USD LIBOR + 0.650% Floor 0.650% 11/20/2065	2.647%	4,255,097	4,271,559
CMO Series 2016-H04 Class FG
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 999.000% 12/20/2061	2.697%	67,627	67,767
CMO Series 2016-H13 Class FT
1-month USD LIBOR + 0.580% Floor 0.580%, Cap 11.000% 05/20/2066	2.577%	6,435,935	6,442,538
CMO Series 2017-H03 Class FB
1-month USD LIBOR + 0.650% Floor 0.650% 06/20/2066	2.647%	4,767,111	4,779,814
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-H19 Class FA
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 08/20/2067	2.447%	21,578,010	21,555,633
CMO Series 2018-H04 Class FM
1-month USD LIBOR + 0.300% Floor 0.300%, Cap 11.000% 03/20/2068	2.297%	4,207,557	4,181,950
CMO Series 2019-H01 Class FL
1-month USD LIBOR + 0.450% Floor 0.450%, Cap 11.000% 12/20/2068	2.447%	906,274	904,678
CMO Series 2019-H05 Class FT
1-year CMT + 0.430% Floor 0.430%, Cap 12.000% 04/20/2069	2.830%	11,838,890	11,822,196
CMO Series 2019-H10 Class FM
1-month USD LIBOR + 0.400% Floor 0.400%, Cap 11.000% 05/20/2069	2.397%	3,647,312	3,644,686
Government National Mortgage Association(b),(e)
CMO Series 2010-31 Class ES
-1.0 x 1-month USD LIBOR + 5.000% Cap 5.000% 03/20/2040	3.276%	18,725,897	1,799,420
CMO Series 2011-13 Class S
1-month LIBID + 5.950% Cap 5.950% 01/16/2041	4.188%	9,393,814	1,730,262
CMO Series 2011-30 Class SB
1-month LIBID + 6.600% Cap 6.600% 02/20/2041	4.876%	5,343,943	1,083,766
CMO Series 2015-155 Class SA
-1.0 x 1-month USD LIBOR + 5.700% Cap 5.700% 10/20/2045	3.976%	9,881,290	1,160,478
CMO Series 2019-86 Class SG
-1.0 x 1-month USD LIBOR + 5.600% Cap 5.600% 07/20/2049	3.876%	10,693,347	1,412,081
Government National Mortgage Association(d)
CMO Series 2010-H17 Class XQ
07/20/2060	5.218%	61,500	66,058
CMO Series 2017-H04 Class DA
12/20/2066	4.612%	20,954	21,168
Series 2003-72 Class Z
11/16/2045	5.289%	469,790	503,466

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	49

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(d),(e)
CMO Series 2014-150 Class IO
07/16/2056	0.740%	32,588,825	1,265,903
CMO Series 2014-H05 Class AI
02/20/2064	1.405%	5,728,618	389,443
CMO Series 2014-H14 Class BI
06/20/2064	1.707%	7,481,663	597,006
CMO Series 2014-H15 Class HI
05/20/2064	1.431%	10,165,265	581,418
CMO Series 2014-H20 Class HI
10/20/2064	1.236%	3,527,315	196,778
CMO Series 2015-163 Class IO
12/16/2057	0.771%	4,542,653	215,451
CMO Series 2015-189 Class IG
01/16/2057	0.917%	29,351,556	1,752,197
CMO Series 2015-30 Class IO
07/16/2056	1.018%	7,148,324	430,218
CMO Series 2015-32 Class IO
09/16/2049	0.837%	11,181,059	517,137
CMO Series 2015-73 Class IO
11/16/2055	0.795%	6,925,521	339,878
CMO Series 2015-9 Class IO
02/16/2049	0.961%	22,471,826	1,165,335
CMO Series 2015-H22 Class BI
09/20/2065	1.849%	2,968,186	221,946
CMO Series 2016-72 Class IO
12/16/2055	0.885%	16,705,149	1,030,943
Government National Mortgage Association(e)
CMO Series 2016-88 Class PI
07/20/2046	4.000%	13,035,651	2,206,964
CMO Series 2017-101 Class AI
07/20/2047	4.000%	10,159,062	1,413,870
CMO Series 2017-52 Class AI
04/20/2047	6.000%	7,781,689	1,544,889
CMO Series 2017-68 Class TI
05/20/2047	5.500%	3,228,069	613,912
CMO Series 2019-108 Class MI
07/20/2049	3.500%	17,291,784	2,907,951
CMO Series 2019-99 Class AI
08/16/2049	4.000%	6,808,618	1,733,418
Seasoned Credit Risk Transfer Trust
CMO Series 2018-2 Class MV (FHLMC)
11/25/2057	3.500%	4,730,890	4,994,346
Total Residential Mortgage-Backed Securities - Agency (Cost $1,866,947,551)			1,904,423,665

Residential Mortgage-Backed Securities - Non-Agency 5.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ajax Mortgage Loan Trust(a),(d),(g),(p)
CMO Series 2019-F Class A1
07/25/2059	3.000%	11,250,000	11,250,000
Angel Oak Mortgage Trust(a),(d)
CMO Series 2019-6 Class A1
11/25/2059	2.620%	9,000,000	8,983,462
ASG Resecuritization Trust(a),(d)
CMO Series 2009-2 Class G75
05/24/2036	3.593%	1,226,743	1,229,072
Banc of America Funding Trust
CMO Series 2006-3 Class 4A14
03/25/2036	6.000%	1,084,403	1,098,622
CMO Series 2006-3 Class 5A3
03/25/2036	5.500%	838,777	797,122
Banc of America Funding Trust(q)
CMO Series 2006-D Class 3A1
05/20/2036	4.228%	1,323,869	1,298,198
Banc of America Funding Trust(b)
CMO Series 2007-C Class 7A1
1-month USD LIBOR + 0.210% Floor 0.210% 05/20/2047	1.934%	2,823,974	2,752,900
Bayview Opportunity Master Fund IVa Trust(a)
CMO Series 2016-SPL1 Class A
04/28/2055	4.000%	1,840,502	1,875,154
Carrington Mortgage Loan Trust(b)
CMO Series 2006-NC3 Class A3
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 12.500% 08/25/2036	1.858%	3,022,914	2,810,707
Chase Home Lending Mortgage Trust(a),(d)
CMO Series 2019-ATR1 Class A3
04/25/2049	4.000%	1,642,384	1,667,918
Chase Mortgage Finance Corp.(a),(d)
CMO Series 2019-1 Class B2
03/25/2050	3.977%	998,416	1,038,522
Subordinated, Series 2016-SH1 Class M2
04/25/2045	3.750%	508,365	523,419
CIM Trust(a),(b)
CMO Series 2017-3 Class A1
1-month USD LIBOR + 2.000% 01/25/2057	3.709%	6,011,304	6,136,922
CMO Series 2018-R6 Class A1
1-month USD LIBOR + 1.076% Floor 1.080% 09/25/2058	2.767%	8,772,501	8,719,717
CIM Trust(a)
CMO Series 2017-6 Class A1
06/25/2057	3.015%	12,278,576	12,305,568

50	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a),(d)
CMO Series 2019-J2 Class B1
10/25/2049	3.864%	897,000	926,545
Citicorp Mortgage Securities Trust
CMO Series 2007-8 Class 1A3
09/25/2037	6.000%	719,748	768,270
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2014-12 Class 3A1
10/25/2035	4.443%	842,364	855,593
CMO Series 2015-A Class A4
06/25/2058	4.250%	503,428	523,486
COLT Mortgage Loan Trust(a),(d)
CMO Series 2018-1 Class M1
02/25/2048	3.661%	4,000,000	4,011,452
CMO Series 2019-1 Class M1
03/25/2049	4.518%	2,000,000	2,032,691
COLT Mortgage Loan Trust(a)
Subordinated CMO Series 2019-4 Class A3
11/25/2049	2.988%	1,933,446	1,926,195
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-R01 Class 2M2
1-month USD LIBOR + 2.450% 07/25/2031	4.158%	1,000,000	1,010,939
CMO Series 2019-R02 Class 1M2
1-month USD LIBOR + 2.300% Floor 2.300% 08/25/2031	4.008%	2,000,000	2,015,046
Subordinated, CMO Series 2018-R07 Class 1M2
1-month USD LIBOR + 2.400% 04/25/2031	4.108%	4,100,000	4,135,233
Countrywide Home Loan Mortgage Pass-Through Trust(d)
CMO Series 2007-HY5 Class 1A1
09/25/2047	4.315%	567,960	537,341
Credit Suisse Mortgage Capital Certificates(a),(d)
CMO Series 2009-14R Class 4A9
10/26/2035	4.697%	467,014	472,745
CMO Series 2011-12R Class 3A1
07/27/2036	3.972%	638,792	641,881
Credit-Based Asset Servicing & Securitization LLC(d)
CMO Series 2007-CB1 Class AF3
01/25/2037	5.737%	4,036,685	1,852,699
CSMC Trust(a)
CMO Series 2018-RPL8 Class A1
07/25/2058	4.125%	5,671,962	5,721,240
CSMC Trust(a),(d)
CMO Series 2018-RPL9 Class A
09/25/2057	3.850%	11,512,386	12,054,915
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMCM Trust Certificates(a),(d)
CMO Series 2018-RPL4 Class CERT
07/25/2050	3.735%	3,477,458	3,551,897
Deephaven Residential Mortgage Trust(a),(d)
CMO Series 2019-1A Class M1
01/25/2059	4.402%	2,500,000	2,535,041
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	1,935,000	2,022,230
Downey Savings & Loan Association Mortgage Loan Trust(b)
CMO Series 2005-AR6 Class 2A1A
1-month USD LIBOR + 0.290% Floor 0.290%, Cap 11.000% 10/19/2045	2.023%	1,726,606	1,680,343
CMO Series 2006-AR2 Class 2A1A
1-month USD LIBOR + 0.200% Floor 0.200% 10/19/2036	1.933%	2,548,053	2,401,090
Eagle RE Ltd.(a),(b)
CMO Series 2019-1 Class M1A
1-month USD LIBOR + 1.250% 04/25/2029	3.073%	635,115	634,826
CMO Series 2019-1 Class M1B
1-month USD LIBOR + 1.800% 04/25/2029	3.623%	820,000	821,305
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2015-C02 Class 1M2
1-month USD LIBOR + 4.000% 05/25/2025	5.708%	3,120,016	3,299,823
CMO Series 2015-C03 Class 1M2
1-month USD LIBOR + 5.000% Floor 5.000% 07/25/2025	6.708%	600,203	650,963
CMO Series 2015-C03 Class 2M2
1-month USD LIBOR + 5.000% 07/25/2025	6.708%	1,594,979	1,686,383
CMO Series 2015-C04 Class 1M2
1-month USD LIBOR + 5.700% 04/25/2028	7.408%	2,578,273	2,856,322
CMO Series 2015-C04 Class 2M2
1-month USD LIBOR + 5.550% 04/25/2028	7.258%	2,670,852	2,847,939
CMO Series 2016-C04 Class 1M2
1-month USD LIBOR + 4.250% 01/25/2029	5.958%	3,300,000	3,496,085
CMO Series 2016-C05 Class 2M2
1-month USD LIBOR + 4.450% Floor 4.450% 01/25/2029	6.273%	3,634,865	3,824,559

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	51

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-C07 Class 2M2
1-month USD LIBOR + 4.350% 05/25/2029	6.058%	2,524,803	2,652,011
CMO Series 2017-C02 Class 2M2
1-month USD LIBOR + 3.650% 09/25/2029	5.358%	2,300,000	2,432,952
CMO Series 2017-C03 Class 1M2
1-month USD LIBOR + 3.000% 10/25/2029	4.708%	2,700,000	2,810,761
CMO Series 2017-C04 Class 2M2
1-month USD LIBOR + 2.850% 11/25/2029	4.558%	3,809,641	3,945,312
CMO Series 2017-C05 Class 1M2
1-month USD LIBOR + 2.200% 01/25/2030	3.908%	3,085,105	3,124,274
CMO Series 2017-C06 Class 1M2
1-month USD LIBOR + 2.650% Floor 2.650% 02/25/2030	4.358%	200,000	205,741
CMO Series 2017-C07 Class 1M2
1-month USD LIBOR + 2.400% Floor 2.400% 05/25/2030	4.108%	3,000,000	3,045,715
CMO Series 2017-C07 Class 2M2
1-month USD LIBOR + 2.500% Floor 2.500% 05/25/2030	4.208%	3,580,000	3,632,284
CMO Series 2018-C01 Class 1M2
1-month USD LIBOR + 2.250% Floor 2.250% 07/25/2030	3.958%	4,400,000	4,443,777
CMO Series 2018-C02 Class 2M2
1-month USD LIBOR + 2.200% Floor 2.200% 08/25/2030	3.908%	5,345,000	5,377,150
CMO Series 2018-C05 Class 1M2
1-month USD LIBOR + 2.350% Floor 2.350% 01/25/2031	4.058%	4,092,949	4,125,599
CMO Series 2018-C06 Class 1M2
1-month USD LIBOR + 2.000% Floor 2.000% 03/25/2031	3.708%	4,000,000	4,010,655
CMO Series 2018-C06 Class 2M2
1-month USD LIBOR + 2.100% Floor 2.100% 03/25/2031	3.808%	5,900,000	5,920,821
Subordinated, CMO Series 2018-C03 Class 1M2
1-month USD LIBOR + 2.150% Floor 2.150% 10/25/2030	3.858%	6,500,000	6,547,749
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes(b)
CMO Series 2014-DN3 Class M3
1-month USD LIBOR + 4.000% 08/25/2024	5.708%	4,252,948	4,527,408
CMO Series 2016-DNA1 Class M3
1-month USD LIBOR + 5.550% 07/25/2028	7.258%	5,200,000	5,735,615
CMO Series 2017-DNA2 Class M2
1-month USD LIBOR + 3.450% 10/25/2029	5.158%	1,500,000	1,597,505
CMO Series 2017-DNA3 Class M2
1-month USD LIBOR + 2.500% 03/25/2030	4.208%	3,000,000	3,085,209
CMO Series 2017-HQA2 Class M2
1-month USD LIBOR + 2.650% 12/25/2029	4.358%	3,090,000	3,167,538
CMO Series 2017-HQA3 Class M2
1-month USD LIBOR + 2.350% 04/25/2030	4.058%	972,335	990,495
CMO Series 2018-HQA1 Class M2
1-month USD LIBOR + 2.300% 09/25/2030	4.008%	2,000,000	2,017,195
Series 2016-HQA2 Class M3
1-month USD LIBOR + 5.150% 11/25/2028	6.858%	2,300,000	2,512,182
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Trust(a),(b)
CMO Series 2019-DNA1 Class M2
1-month USD LIBOR + 2.650% 01/25/2049	4.358%	1,000,000	1,015,800
CMO Series 2019-HQA2 Class M2
1-month USD LIBOR + 2.050% Floor 2.050% 04/25/2049	3.758%	1,500,000	1,502,818
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF18 Class A2D
1-month USD LIBOR + 0.210% Floor 0.210% 12/25/2037	1.918%	2,043,915	1,902,404
CMO Series 2007-FF2 Class A2B
1-month USD LIBOR + 0.100% Floor 0.100% 03/25/2037	1.808%	4,350,371	2,798,124
First Horizon Mortgage Pass-Through Trust(d)
CMO Series 2007-AR1 Class 1A1
05/25/2037	4.838%	423,840	327,570
Flagstar Mortgage Trust(a),(d)
CMO Series 2019-2 Class B1
12/25/2049	4.197%	935,000	995,337
Subordinated CMO Series 2019-2 Class B2
12/25/2049	4.197%	1,000,000	1,052,031

52	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
1-month USD LIBOR + 3.900% 12/25/2027	5.608%	3,000,000	3,106,971
CMO Series 2014-DN2 Class M2
1-month USD LIBOR + 1.650% 04/25/2024	3.358%	683,800	685,512
Galton Funding Mortgage Trust(a),(d)
CMO Series 2018-2 Class B2
10/25/2058	4.750%	493,323	527,890
CMO Series 2019-1 Class A21
02/25/2059	4.500%	2,034,520	2,085,593
CMO Series 2019-1 Class B1
02/25/2059	4.250%	1,683,708	1,783,756
CMO Series 2019-1 Class B2
02/25/2059	4.500%	943,372	995,889
GCAT LLC(a),(d),(g)
CMO Series 2019-4 Class A1
11/26/2049	3.228%	10,900,000	10,900,000
GS Mortgage-Backed Securities Corp.(a),(d)
CMO Series 2019-PJ1 Class A1
08/25/2049	4.000%	931,669	947,932
GS Mortgage-Backed Securities Corp. Trust(a),(d)
CMO Series 2019-PJ3 Class A1
03/25/2050	3.500%	392,304	397,649
GSAMP Trust(b)
CMO Series 2004-OPT Class M1
1-month USD LIBOR + 0.870% Floor 0.870% 11/25/2034	2.578%	1,888,143	1,880,224
GSR Mortgage Loan Trust(d)
CMO Series 2006-AR2 Class 2A1
04/25/2036	4.006%	1,552,245	1,377,587
HarborView Mortgage Loan Trust(b)
CMO Series 2006-10 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200% 11/19/2036	1.933%	8,489,330	7,884,134
Homeward Opportunities Fund Trust(a),(d)
CMO Series 2019-2 Class A3
09/25/2059	3.007%	889,190	886,265
HSI Asset Securitization Corp. Trust(b)
CMO Series 2006-OPT1 Class M1
1-month USD LIBOR + 0.360% Floor 0.360% 12/25/2035	2.068%	5,920,000	5,916,001
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A1
1-month USD LIBOR + 0.280% Floor 0.280%, Cap 11.500% 04/25/2047	1.988%	6,067,590	5,824,060
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Mortgage Trust
CMO Series 2006-S2 Class 2A2
06/25/2021	5.875%	307,358	287,353
CMO Series 2007-S1 Class 1A2
03/25/2022	5.500%	46,476	44,523
JPMorgan Mortgage Trust(a),(d)
CMO Series 2017-3 Class 1A13
08/25/2047	3.500%	3,817,584	3,846,854
CMO Series 2017-4 Class A7
11/25/2048	3.500%	500,000	510,542
CMO Series 2018-6 Class 1A10
12/25/2048	3.500%	1,403,259	1,418,241
CMO Series 2019-1 Class A3
05/25/2049	4.000%	4,142,427	4,203,826
CMO Series 2019-2 Class A3
08/25/2049	4.000%	1,897,965	1,925,100
CMO Series 2019-3 Class A3
09/25/2049	4.000%	601,954	612,817
CMO Series 2019-5 Class A3
11/25/2049	4.000%	3,646,618	3,703,312
CMO Series 2019-INV2 Class A3
02/25/2050	3.500%	964,431	969,681
CMO Series 2019-LTV1 Class A3
06/25/2049	4.000%	2,569,690	2,608,035
CMO Series 2019-LTV2 Class A18
12/25/2049	4.000%	885,540	898,925
CMO Series 2019-LTV3 Class B3
03/25/2050	4.584%	1,675,000	1,745,748
Subordinated CMO Series 2017-1 Class B4
01/25/2047	3.541%	469,388	464,724
Subordinated CMO Series 2018-5 Class A13
10/25/2048	3.500%	972,762	987,657
Subordinated, CMO Series 2017-3 Class B1
08/25/2047	3.847%	1,417,172	1,479,806
Subordinated, CMO Series 2017-6 Class B2
12/25/2048	3.830%	577,034	604,146
Subordinated, CMO Series 2018-8 Class B1
01/25/2049	4.215%	1,172,382	1,257,496
Subordinated, CMO Series 2018-8 Class B2
01/25/2049	4.215%	976,985	1,030,239
Subordinated, CMO Series 2019-2 Class B2
08/25/2049	4.668%	2,272,133	2,413,447
Subordinated, CMO Series 2019-LTV1 Class B1
06/25/2049	4.902%	2,430,323	2,724,008
Subordinated, CMO Series 2019-LTV1 Class B2
06/25/2049	4.902%	2,085,180	2,304,799

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	53

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated, CMO Series 2019-LTV2 Class B2
12/25/2049	4.842%	994,220	1,084,699
Subordinated, CMO Series 2019-LTV2 Class B3
12/25/2049	4.842%	994,220	1,064,936
JPMorgan Mortgage Trust(a),(b)
CMO Series 2018-7FRB Class A1
1-month USD LIBOR + 0.750% 04/25/2046	2.573%	1,895,452	1,883,616
JPMorgan Resecuritization Trust(a)
CMO Series 2014-5 Class 6A
09/27/2036	4.000%	186,696	187,884
Legacy Mortgage Asset Trust(a)
CMO Series 2017-GS1 Class A1
01/25/2057	3.500%	3,716,687	3,720,511
CMO Series 2019-GS1 Class A1
01/25/2059	4.000%	2,165,726	2,190,383
CMO Series 2019-GS3 Class A1
04/25/2059	3.750%	927,066	936,127
Legacy Mortgage Asset Trust(a),(d)
CMO Series 2019-GS2 Class A1
01/25/2059	3.750%	1,889,846	1,908,583
CMO Series 2019-GS4 Class A1
05/25/2059	3.438%	2,945,815	2,966,283
CMO Series 2019-GS6 Class A1
06/25/2059	3.000%	1,268,978	1,270,229
CMO Series 2019-SL1 Class A
12/28/2054	4.000%	1,167,242	1,178,134
Legacy Mortgage Asset Trust(a),(d),(g),(p)
CMO Series 2019-PR1 Class A1
09/25/2059	3.858%	6,300,000	6,300,000
Lehman XS Trust(b)
CMO Series 2005-4 Class 1A3
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2035	2.508%	908,783	906,780
CMO Series 2005-5N Class 3A1A
1-month USD LIBOR + 0.300% Floor 0.300% 11/25/2035	2.008%	2,227,018	2,220,644
CMO Series 2006-2N Class 1A1
1-month USD LIBOR + 0.260% Floor 0.260% 02/25/2046	2.228%	2,048,057	1,898,822
Long Beach Mortgage Loan Trust(b)
CMO Series 2005-1 Class M3
1-month USD LIBOR + 0.870% Floor 0.870% 02/25/2035	2.578%	3,173,517	3,192,180
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2006-10 Class 1A
1-month USD LIBOR + 0.150% Floor 0.150% 11/25/2036	1.858%	5,375,961	4,013,860
LSTAR Securities Investment Trust(a),(b)
CMO Series 2019-2 Class A1
1-month USD LIBOR + 1.500% 04/01/2024	3.281%	1,279,650	1,275,414
MASTR Alternative Loan Trust
CMO Series 2004-12 Class 4A1
12/25/2034	5.500%	794,882	855,705
Merrill Lynch First Franklin Mortgage Loan Trust(b)
CMO Series 2007-1 Class A2D
1-month USD LIBOR + 0.340% Floor 0.340% 04/25/2037	2.048%	21,329,968	12,946,764
Mill City Mortgage Loan Trust(a)
CMO Series 2016-1 Class A1
04/25/2057	2.500%	758,557	759,278
Morgan Stanley Resecuritization Trust(a),(d)
CMO Series 2015-R4 Class 4B1
08/26/2047	3.961%	6,123,382	6,167,883
MortgageIT Trust(b)
CMO Series 2005-5 Class A1
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.500% 12/25/2035	2.228%	1,395,287	1,390,756
MRAIT(a),(b)
CMO Series 2019-3 Class A
1-month USD LIBOR + 1.150% 01/31/2020	2.915%	18,900,000	18,890,682
Nationstar Home Equity Loan Trust(b)
CMO Series 2007-B Class 2AV3
1-month USD LIBOR + 0.250% Floor 0.250% 04/25/2037	1.958%	2,663,377	2,662,128
New Residential Mortgage Loan Trust(a),(b)
CMO Series 2018-4A Class A1S
1-month USD LIBOR + 0.750% Floor 0.750% 01/25/2048	2.458%	2,938,629	2,925,703
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2019-NQM2 Class A2
04/25/2049	3.701%	2,656,312	2,696,614
CMO Series 2019-NQM3 Class A3
07/25/2049	3.086%	1,837,284	1,844,170
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 3A1
1-month USD LIBOR + 0.260% Floor 0.260%, Cap 11.500% 01/26/2036	2.343%	1,949	1,948

54	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Oaktown Re II Ltd.(a),(b)
CMO Series 2018-1A Class M1
1-month USD LIBOR + 1.550% 07/25/2028	3.373%	800,824	802,136
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.400% Floor 1.400% 07/25/2029	3.223%	1,840,000	1,840,227
OBX Trust(a),(d)
CMO Series 2019-EXP1 Class 1A3
01/25/2059	4.000%	1,092,024	1,110,764
CMO Series 2019-INV2 Class A25
05/27/2049	4.000%	843,732	861,908
Onslow Bay Financial LLC(a),(d),(g),(p)
CMO Series BOA-H50 Class HA
11/15/2039	3.000%	2,000,000	2,073,125
PSMC Trust(a),(d)
CMO Series 2019-1 Class A1
07/25/2049	4.000%	3,372,927	3,461,035
RALI Trust(d)
CMO Series 2005-QA4 Class A41
04/25/2035	3.949%	433,084	399,682
RALI Trust(d),(e)
CMO Series 2006-QS18 Class 1AV
12/25/2036	0.442%	39,553,141	547,645
CMO Series 2006-QS9 Class 1AV
07/25/2036	0.590%	20,089,915	542,532
CMO Series 2007-QS1 Class 2AV
01/25/2037	0.172%	41,284,896	301,512
Residential Asset Mortgage Products Trust(b)
CMO Series 2006-RZ3 Class A3
1-month USD LIBOR + 0.290% Floor 0.290%, Cap 14.000% 08/25/2036	1.998%	1,014,365	1,014,427
RFMSI Trust(d)
CMO Series 2005-SA5 Class 1A
11/25/2035	3.957%	1,394,136	1,117,843
CMO Series 2006-SA4 Class 2A1
11/25/2036	3.861%	410,023	392,482
Seasoned Credit Risk Transfer Trust
CMO Series 2017-4 Class M45T
06/25/2057	4.500%	883,294	942,730
Securitized Asset-Backed Receivables LLC Trust(b)
Subordinated, CMO Series 2006-OP1 Class M2
1-month USD LIBOR + 0.390% Floor 0.390% 10/25/2035	2.293%	5,354,768	5,344,761
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sequoia Mortgage Trust(a),(d)
CMO Series 2019-1 Class A1
02/25/2049	4.000%	1,465,392	1,498,043
CMO Series 2019-3 Class A2
09/25/2049	3.500%	1,850,181	1,872,803
CMO Series 2019-4 Class A19
11/25/2049	3.500%	993,893	1,006,589
CMO Series 2019-CH1 Class A1
03/25/2049	4.500%	2,496,691	2,552,364
CMO Series 2019-CH1 Class B1B
03/25/2049	5.084%	2,962,920	3,330,096
CMO Series 2019-CH2 Class A1
08/25/2049	4.500%	1,636,873	1,671,313
Subordinated, CMO Series 2015-1 Class B1
01/25/2045	3.877%	880,608	907,136
Subordinated, CMO Series 2018-6 Class B1
07/25/2048	4.206%	1,211,929	1,281,094
Subordinated, CMO Series 2019-2 Class B2
06/25/2049	4.251%	1,975,293	2,051,820
Sequoia Mortgage Trust(d)
Subordinated, CMO Series 2013-3 Class B3
03/25/2043	3.516%	1,350,255	1,373,710
Starwood Mortgage Residential Trust(a),(d)
CMO Series 2019-1 Class A3
06/25/2049	3.299%	1,396,974	1,393,160
Structured Adjustable Rate Mortgage Loan Trust(d)
CMO Series 2004-20 Class 1A2
01/25/2035	4.088%	778,951	779,079
CMO Series 2006-5 Class 1A1
06/25/2036	4.518%	1,591,765	1,557,160
Structured Asset Securities Corp. Mortgage Loan Trust(a),(b)
CMO Series 2006-GEL4 Class A3
1-month USD LIBOR + 0.300% Floor 0.300% 10/25/2036	2.308%	863,988	866,054
Towd Point Mortgage Trust(a)
CMO Series 2017-1 Class A1
10/25/2056	2.750%	3,251,794	3,270,079
Towd Point Mortgage Trust(a),(d)
CMO Series 2017-6 Class A1
10/25/2057	2.750%	4,390,848	4,416,041
CMO Series 2017-6 Class A2
10/25/2057	3.000%	2,500,000	2,526,169
Vericrest Opportunity Loan Transferee LXII LLC(a)
CMO Series 2017-NPL9 Class A1
09/25/2047	3.125%	908,286	907,696

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	55

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(d)
CMO Series 2019-1 Class A2
02/25/2059	3.938%	2,578,801	2,607,542
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A3
1-month USD LIBOR + 0.150% Floor 0.150% 01/25/2037	1.858%	4,435,629	2,791,161
WaMu Mortgage Pass-Through Certificates Trust(d)
CMO Series 2003-AR8 Class A
08/25/2033	4.417%	452,945	467,716
CMO Series 2004-AR4 Class A6
06/25/2034	4.510%	4,206,296	4,273,919
CMO Series 2004-AR7 Class A6
07/25/2034	4.546%	1,720,194	1,768,413
CMO Series 2007-HY1 Class 3A3
02/25/2037	3.987%	4,468,332	4,274,298
CMO Series 2007-HY3 Class 1A1
03/25/2037	3.555%	656,224	619,650
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR11 Class A1A
1-month USD LIBOR + 0.320% Floor 0.320%, Cap 10.500% 08/25/2045	2.348%	1,388,635	1,384,396
CMO Series 2005-AR17 Class A1A1
1-month USD LIBOR + 0.270% 12/25/2045	2.248%	3,855,603	3,762,985
CMO Series 2005-AR2 Class 2A1A
1-month USD LIBOR + 0.310% Floor 0.310%, Cap 10.500% 01/25/2045	2.328%	1,460,471	1,451,347
CMO Series 2005-AR8 Class 2A1A
1-month USD LIBOR + 0.290% Floor 0.290%, Cap 10.500% 07/25/2045	2.288%	1,226,202	1,217,330
CMO Series 2005-AR9 Class A1A
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 10.500% 07/25/2045	2.348%	1,034,127	1,026,789
CMO Series 2006-AR4 Class 1A1A
1-year MTA + 0.940% Floor 0.940% 05/25/2046	3.180%	2,211,191	2,269,874
CMO Series 2006-AR5 Class A12A
1-year MTA + 0.980% Floor 0.980% 06/25/2046	3.220%	684,126	683,608
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-OC2 Class A3
1-month USD LIBOR + 0.310% Floor 0.310% 06/25/2037	2.018%	2,957,061	2,835,589
Wells Fargo Mortgage Backed Securities Trust(a),(d)
CMO Series 2019-1 Class A1
11/25/2048	4.000%	1,753,600	1,794,497
CMO Series 2019-2 Class A1
04/25/2049	4.000%	1,039,598	1,056,857
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $467,408,768)			478,665,056

Senior Loans 0.2%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.0%
TransDigm, Inc.(b),(r)
Tranche E Term Loan
3-month USD LIBOR + 2.500% 05/30/2025	4.202%	496,222	495,567
Automotive 0.0%
Panther BF Aggregator 2 LP(b),(r)
1st Lien Term Loan
3-month USD LIBOR + 3.500% 04/30/2026	5.202%	500,000	499,690
Cable and Satellite 0.1%
CSC Holdings LLC(b),(r)
Term Loan
3-month USD LIBOR + 2.250% 01/15/2026	4.015%	1,389,500	1,385,331
Telenet Financing LLC(b),(r)
Term Loan
3-month USD LIBOR + 2.250% 08/15/2026	4.015%	750,000	749,235
Total			2,134,566
Electric 0.0%
Vistra Operations Co., LLC(b),(r)
Term Loan
3-month USD LIBOR + 1.750% 12/31/2025	3.464%	40,000	40,112
Environmental 0.0%
Clean Harbors, Inc.(b),(r)
Term Loan
3-month USD LIBOR + 1.750% 06/28/2024	3.452%	394,949	396,826

56	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Finance Companies 0.0%
Avolon Borrower 1 LLC(b),(r)
Tranche B3 Term Loan
3-month USD LIBOR + 1.750% Floor 0.750% 01/15/2025	3.474%	317,025	318,186
Delos Finance SARL(b),(r)
Term Loan
3-month USD LIBOR + 1.750% 10/06/2023	3.854%	416,667	417,933
Total			736,119
Gaming 0.0%
Caesars Entertainment Operating Co., LLC(b),(r)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 10/07/2024	3.702%	344,372	344,682
Churchill Downs, Inc.(b),(g),(r)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 12/27/2024	3.710%	394,975	396,456
MGM Growth Properties Operating Partnership LP(b),(r)
Tranche B Term Loan
3-month USD LIBOR + 2.000% 03/21/2025	3.702%	181,928	182,307
Total			923,445
Health Care 0.1%
Gentiva Health Services, Inc.(b),(r)
1st Lien Term Loan
3-month USD LIBOR + 3.750% 07/02/2025	5.500%	247,500	248,275
IQVIA, Inc./Quintiles IMS(b),(r)
Tranche B2 Term Loan
3-month USD LIBOR + 2.000% 01/17/2025	4.104%	592,443	594,813
MPH Acquisition Holdings LLC(b),(r)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 06/07/2023	4.854%	1,960,553	1,872,818
Total			2,715,906
Integrated Energy 0.0%
PowerTeam Services, LLC(b),(r)
1st Lien Term Loan
3-month USD LIBOR + 3.250% Floor 1.000% 03/06/2025	5.354%	1,458,435	1,263,369
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Oil Field Services 0.0%
EMG Utica LLC(b),(r)
Term Loan
3-month USD LIBOR + 3.750% Floor 1.000% 03/27/2020	5.452%	456,399	451,835
Packaging 0.0%
Berry Global, Inc.(b),(r)
Tranche U Term Loan
3-month USD LIBOR + 2.500% 07/01/2026	4.258%	748,125	751,162
Reynolds Group Holdings, Inc.(b),(r)
Term Loan
3-month USD LIBOR + 2.750% Floor 1.000% 02/05/2023	4.452%	567,490	568,251
Total			1,319,413
Pharmaceuticals 0.0%
Bausch Health Companies, Inc.(b),(r)
Term Loan
3-month USD LIBOR + 3.000% 06/02/2025	4.765%	1,361,669	1,367,197
Restaurants 0.0%
New Red Finance, Inc./Burger King/Tim Hortons(b),(r)
Tranche B4 Term Loan
3-month USD LIBOR + 1.750% 11/19/2026	3.452%	561,870	561,589
Technology 0.0%
CommScope, Inc.(b),(r)
Term Loan
3-month USD LIBOR + 3.250% 04/06/2026	4.952%	750,000	744,217
SS&C Technologies Holdings, Inc.(b),(r)
Tranche B3 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	3.952%	170,618	171,418
Tranche B4 Term Loan
3-month USD LIBOR + 2.250% 04/16/2025	3.952%	112,610	113,139
Total			1,028,774
Wireless 0.0%
SBA Senior Finance II LLC(b),(r)
Term Loan
3-month USD LIBOR + 1.750% 04/11/2025	3.460%	735,688	735,533

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	57

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate		Principal Amount ($)	Value ($)
Sprint Communications, Inc.(b),(r)
Term Loan
3-month USD LIBOR + 2.500% Floor 0.750% 02/02/2024	4.250%		468,987	463,711
Total				1,199,244
Total Senior Loans (Cost $15,328,625)				15,133,652

Treasury Bills(s) 0.5%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Japan 0.2%
Japan Treasury Discount Bills
01/14/2020	(0.140%)	JPY	1,990,000,000	18,190,109
United States 0.3%
U.S. Treasury Bills(t)
12/12/2019	1.570%		10,150,000	10,144,327
12/26/2019	1.620%		5,210,000	5,203,771
U.S. Treasury Bills
12/19/2019	1.550%		4,000,000	3,996,605
02/06/2020	1.520%		5,000,000	4,985,696
02/27/2020	1.520%		2,000,000	1,992,510
Total				26,322,909
Total Treasury Bills (Cost $44,796,926)				44,513,018

U.S. Government & Agency Obligations 0.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Federal National Mortgage Association(t)
10/05/2022	2.000%		4,030,000	4,071,164
Federal National Mortgage Association(i)
STRIPS
10/08/2027	0.000%		4,000,000	3,364,183
05/15/2030	0.000%		1,000,000	788,469
Federal National Mortgage Corp. Discount Notes(i)
01/15/2020	0.000%		3,500,000	3,492,786
Residual Funding Corp.(i)
STRIPS
01/15/2030	0.000%		7,351,000	5,870,845
04/15/2030	0.000%		425,000	337,199
Resolution Funding Corp.(i)
STRIPS
01/15/2029	0.000%		1,935,000	1,551,728
04/15/2029	0.000%		1,220,000	969,933
04/15/2030	0.000%		3,000,000	2,388,879
U.S. Government & Agency Obligations (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Tennessee Valley Authority Principal STRIP(i)
09/15/2024	0.000%	530,000	479,291
Total U.S. Government & Agency Obligations (Cost $22,216,748)			23,314,477

U.S. Treasury Obligations 12.2%

U.S. Treasury
09/30/2021	1.500%	23,330,000	23,271,675
10/31/2021	1.500%	136,271,000	135,946,292
10/15/2022	1.375%	3,305,000	3,283,827
11/15/2022	1.625%	12,959,000	12,967,099
08/31/2024	1.250%	15,350,000	15,088,570
09/30/2024	1.500%	71,815,000	71,371,767
10/31/2024	1.500%	235,617,000	234,144,394
10/31/2025	3.000%	3,000,000	3,219,844
10/31/2026	1.625%	19,675,000	19,539,734
08/15/2029	1.625%	45,404,000	44,744,223
11/15/2029	1.750%	23,487,000	23,431,952
02/15/2039	3.500%	17,440,000	21,421,225
05/15/2039	4.250%	24,695,000	33,311,240
02/15/2043	3.125%	9,650,000	11,295,023
05/15/2045	3.000%	36,375,000	42,058,594
02/15/2049	3.000%	3,320,000	3,888,550
05/15/2049	2.875%	13,425,000	15,375,820
08/15/2049	2.250%	143,254,000	144,708,924
11/15/2049	2.375%	63,965,000	66,413,660
U.S. Treasury(c)
11/30/2024	1.500%	60,255,000	59,914,222
U.S. Treasury(t)
08/15/2043	3.625%	10,860,000	13,742,991
11/15/2043	3.750%	2,535,000	3,272,527
U.S. Treasury(i)
STRIPS
11/15/2038	0.000%	3,220,000	2,111,993
02/15/2039	0.000%	1,610,000	1,048,324
05/15/2039	0.000%	11,075,000	7,156,354
11/15/2043	0.000%	5,764,000	3,312,274
02/15/2045	0.000%	935,000	521,153
U.S. Treasury(i),(t)
STRIPS
05/15/2043	0.000%	18,157,000	10,786,393
11/15/2043	0.000%	7,025,000	4,129,383
02/15/2045	0.000%	18,360,000	10,472,372
Total U.S. Treasury Obligations (Cost $1,027,835,936)			1,041,950,399

58	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Money Market Funds 3.3%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(u),(v)	278,929,592	278,929,592
Total Money Market Funds (Cost $278,913,011)		278,929,592
Total Investments in Securities (Cost: $8,555,997,136)		8,770,504,845
Other Assets & Liabilities, Net		(222,027,008)
Net Assets		8,548,477,837
At November 30, 2019, securities and/or cash totaling $46,868,871 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,990,000,000 JPY	18,604,360 USD	Goldman Sachs	01/14/2020	354,289	—

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	314	03/2020	USD	49,916,188	—	(71,926)
U.S. Long Bond	552	03/2020	USD	87,750,750	—	(98,105)
U.S. Treasury 10-Year Note	1,438	03/2020	USD	186,018,781	120,957	—
U.S. Treasury 2-Year Note	319	03/2020	USD	68,771,914	3,271	—
U.S. Treasury 2-Year Note	14	03/2020	USD	3,018,203	630	—
U.S. Treasury 2-Year Note	355	03/2020	USD	76,533,008	—	(17,998)
U.S. Treasury 5-Year Note	1,524	03/2020	USD	181,308,375	86,673	—
U.S. Treasury 5-Year Note	135	03/2020	USD	16,060,781	—	(2,382)
U.S. Treasury 5-Year Note	783	03/2020	USD	93,152,531	—	(13,972)
U.S. Treasury 5-Year Note	7,148	03/2020	USD	850,388,625	—	(19,621)
U.S. Ultra Bond 10-Year Note	144	03/2020	USD	20,479,500	—	(29,640)
U.S. Ultra Bond 10-Year Note	247	03/2020	USD	35,128,031	—	(40,138)
U.S. Ultra Treasury Bond	620	03/2020	USD	116,385,625	497,565	—
U.S. Ultra Treasury Bond	445	03/2020	USD	83,534,844	210,611	—
U.S. Ultra Treasury Bond	183	03/2020	USD	34,352,531	90,531	—
Total					1,010,238	(293,782)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(475)	03/2020	USD	(61,445,703)	85,551	—
U.S. Treasury 10-Year Note	(64)	03/2020	USD	(8,279,000)	16,256	—
U.S. Treasury 2-Year Note	(2,600)	03/2020	USD	(560,523,439)	85,123	—
U.S. Treasury 5-Year Note	(309)	03/2020	USD	(36,761,344)	23,553	—
U.S. Ultra Bond 10-Year Note	(1,088)	03/2020	USD	(154,734,000)	182,937	—
U.S. Ultra Bond 10-Year Note	(645)	03/2020	USD	(91,731,094)	170,045	—
Total					563,465	—

Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	59

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Fixed rate of 2.405%	1-Day Overnight Fed Funds Effective Rate	Receives Annually, Pays Annually	JPMorgan	03/12/2020	USD	52,900,000	215,907	—	—	215,907	—
Fixed rate of 2.328%	1-Day Overnight Fed Funds Effective Rate	Receives Annually, Pays Annually	JPMorgan	04/25/2020	USD	126,280,000	557,999	—	—	557,999	—
Fixed rate of 2.173%	1-Day Overnight Fed Funds Effective Rate	Receives Annually, Pays Annually	JPMorgan	03/31/2021	USD	31,454,000	335,221	—	—	335,221	—
Fixed rate of 1.830%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	06/15/2021	USD	348,785,000	687,802	—	—	687,802	—
3-Month USD LIBOR	Fixed rate of 1.898%	Receives Quarterly, Pays SemiAnnually	JPMorgan	07/18/2021	USD	56,010,000	(472,654)	—	—	—	(472,654)
Fixed rate of 1.381%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	09/15/2021	USD	82,194,000	(218,690)	—	—	—	(218,690)
Fixed rate of 1.604%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	09/15/2021	USD	161,010,000	(321,587)	—	—	—	(321,587)
Fixed rate of 1.480%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	09/15/2021	USD	107,990,000	(324,573)	—	—	—	(324,573)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.353%	Receives Annually, Pays Annually	JPMorgan	05/31/2022	USD	38,295,000	(1,016,250)	—	—	—	(1,016,250)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.360%	Receives Annually, Pays Annually	JPMorgan	09/27/2022	USD	148,540,000	(4,424,867)	—	—	—	(4,424,867)
Fixed rate of 1.520%	3-Month USD LIBOR	Receives SemiAnnually, Pays Quarterly	JPMorgan	02/29/2024	USD	28,785,000	(48,915)	—	—	—	(48,915)
3-Month USD LIBOR	Fixed rate of 1.956%	Receives Quarterly, Pays SemiAnnually	JPMorgan	05/15/2024	USD	69,165,000	(1,257,233)	—	—	—	(1,257,233)
3-Month USD LIBOR	Fixed rate of 2.176%	Receives Quarterly, Pays SemiAnnually	JPMorgan	08/15/2024	USD	41,140,000	(1,456,603)	—	—	—	(1,456,603)
3-Month USD LIBOR	Fixed rate of 2.170%	Receives Quarterly, Pays SemiAnnually	JPMorgan	08/15/2024	USD	140,200,000	(4,847,473)	—	—	—	(4,847,473)
3-Month USD LIBOR	Fixed rate of 2.334%	Receives Quarterly, Pays SemiAnnually	JPMorgan	11/15/2024	USD	165,925,000	(6,404,588)	—	—	—	(6,404,588)
3-Month USD LIBOR	Fixed rate of 3.019%	Receives Quarterly, Pays SemiAnnually	JPMorgan	02/28/2025	USD	22,215,000	(1,773,552)	—	—	—	(1,773,552)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.454%	Receives Annually, Pays Annually	JPMorgan	02/28/2025	USD	41,250,000	(2,456,152)	—	—	—	(2,456,152)
3-Month USD LIBOR	Fixed rate of 2.998%	Receives Quarterly, Pays SemiAnnually	JPMorgan	05/31/2025	USD	67,233,000	(5,602,703)	—	—	—	(5,602,703)
3-Month USD LIBOR	Fixed rate of 3.105%	Receives Quarterly, Pays SemiAnnually	JPMorgan	07/31/2025	USD	5,975,000	(544,904)	—	—	—	(544,904)
3-Month USD LIBOR	Fixed rate of 3.109%	Receives Quarterly, Pays SemiAnnually	JPMorgan	07/31/2025	USD	54,830,000	(4,981,512)	—	—	—	(4,981,512)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.269%	Receives Annually, Pays Annually	JPMorgan	01/31/2026	USD	38,890,000	(2,030,255)	—	—	—	(2,030,255)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.290%	Receives Annually, Pays Annually	JPMorgan	03/12/2026	USD	7,935,000	(449,567)	—	—	—	(449,567)
3-Month USD LIBOR	Fixed rate of 1.876%	Receives Quarterly, Pays SemiAnnually	JPMorgan	04/30/2026	USD	26,802,000	(335,542)	—	—	—	(335,542)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.965%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	8,075,000	(307,888)	—	—	—	(307,888)
60	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Cleared interest rate swap contracts (continued)
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.824%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	14,238,000	(509,291)	—	—	—	(509,291)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.067%	Receives Annually, Pays Annually	JPMorgan	02/15/2027	USD	15,490,000	(706,418)	—	—	—	(706,418)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.823%	Receives Annually, Pays Annually	JPMorgan	05/15/2027	USD	5,535,000	(161,528)	—	—	—	(161,528)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 2.579%	Receives Annually, Pays Annually	JPMorgan	08/15/2028	USD	27,835,000	(2,293,752)	—	—	—	(2,293,752)
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.369%	Receives Annually, Pays Annually	JPMorgan	02/15/2042	USD	4,280,000	240,733	—	—	240,733	—
1-Day Overnight Fed Funds Effective Rate	Fixed rate of 1.380%	Receives Annually, Pays Annually	JPMorgan	09/27/2046	USD	2,780,000	161,338	—	—	161,338	—
Total							(40,747,497)	—	—	2,199,000	(42,946,497)

Cleared credit default swap contracts - buy protection
Reference entity	Counterparty	Maturity date	Pay fixed rate (%)	Payment frequency	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit iTraxx Europe Crossover Index, Series 32	Morgan Stanley	12/20/2024	5.000	Quarterly	EUR	52,189,000	(737,864)	—	—	—	(737,864)

Cleared credit default swap contracts - sell protection
Reference entity	Counterparty	Maturity date	Receive fixed rate (%)	Payment frequency	Implied credit spread (%)*	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
Markit CDX North America High Yield Index, Series 33	Morgan Stanley	12/20/2024	5.000	Quarterly	3.248	USD	42,210,000	957,175	—	—	957,175	—

*	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Reference index and values for swap contracts as of period end
Reference index		Reference rate
1-Day Overnight Fed Funds Effective Rate	Overnight Federal Funds Effective Rate	1.550%
3-Month USD LIBOR	London Interbank Offered Rate	1.907%
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2019, the total value of these securities amounted to $2,129,054,763, which represents 24.91% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2019.
(c)	Represents a security purchased on a when-issued basis.
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	61

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2019.
(e)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(f)	Represents a security purchased on a forward commitment basis.
(g)	Valuation based on significant unobservable inputs.
(h)	Non-income producing investment.
(i)	Zero coupon bond.
(j)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(k)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2019.
(l)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At November 30, 2019, the total value of these securities amounted to $1,248,972, which represents 0.01% of total net assets.
(m)	Principal and interest may not be guaranteed by a governmental entity.
(n)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At November 30, 2019, the total value of these securities amounted to $2,872,205, which represents 0.03% of total net assets.
(o)	Represents principal only securities which have the right to receive the principal portion only on an underlying pool of mortgage loans.
(p)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2019, the total value of these securities amounted to $19,623,125, which represents 0.23% of total net assets.
(q)	Represents a variable rate security where the coupon adjusts periodically through an auction process.
(r)	The stated interest rate represents the weighted average interest rate at November 30, 2019 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and other short-term rates. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities.
(s)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(t)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(u)	The rate shown is the seven-day current annualized yield at November 30, 2019.
(v)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	352,403,791	1,175,672,072	(1,249,146,271)	278,929,592	22,475	16,581	1,535,194	278,929,592
Abbreviation Legend
AID	Agency for International Development
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation
STRIPS	Separate Trading of Registered Interest and Principal Securities
Currency Legend
EUR	Euro
JPY	Japanese Yen
USD	US Dollar
62	Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019

Portfolio of Investments   (continued)
Multi-Manager Total Return Bond Strategies Fund, November 30, 2019 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Multi-Manager Total Return Bond Strategies Fund | Quarterly Report 2019	63